UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03836
ANCHOR SERIES TRUST

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ	07311

(Address of principal executive offices)	(Zip code)
John T. Genoy
Senior Vice President
SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(201) 324-6414

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2010

Item 1. Reports to Stockholders

Anchor Series Trust

Semi-Annual Report

June 30, 2010

Table of Contents

Shareholder Letter	1
Expense Example	2
Money Market Portfolio	5
Government and Quality Bond Portfolio	7
Asset Allocation Portfolio	15
Growth and Income Portfolio	31
Growth Portfolio	34
Capital Appreciation Portfolio	38
Natural Resources Portfolio	42
Multi-Asset Portfolio	45
Strategic Multi-Asset Portfolio	51
Statement of Assets and Liabilities	64
Statement of Operations	66
Statement of Changes in Net Assets	68
Notes to Financial Statements	72
Financial Highlights	86
Supplement to Prospectus	90

(unaudited)
Dear Anchor Series Trust Investor:

We are pleased to present our semiannual report for the Anchor Series Trust, the underlying investment portfolios for the series of variable products issued by our Life Companies.

The following report contains the investment portfolio information and the financial statements of the Anchor Series Trust portfolios for the reporting period ended June 30, 2010. The report may also contain information on portfolios not currently available in your variable contract.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

Jay Wintrob
Chief Executive Officer
SunAmerica Annuity and Life Assurance Company
First SunAmerica Life Insurance Company

August 9, 2010

Note:  All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable product. For performance figures current as of the most recent month-end reflecting fees and charges associated with the variable product, please visit www.sunamerica.com. Annuity products are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio’s returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer’s ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.

ANCHOR SERIES TRUST EXPENSE EXAMPLE	June 30, 2010 (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Anchor Series Trust (the “Trust”), you incur ongoing costs, including management fees and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2010 and held until June 30, 2010. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management Corp., the Trust’s investment adviser and manager, as well as non-affiliated life insurance companies. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2010” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended June 30, 2010” column and the “Expense Ratio as of June 30, 2010” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2010” would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended June 30, 2010” column and the “Expense Ratio as of June 30, 2010” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2010” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

ANCHOR SERIES TRUST EXPENSE EXAMPLE (continued)	June 30, 2010 (unaudited)

	Actual			Hypothetical
					Ending Account
		Ending Account			Value Using a
	Beginning	Value Using	Expenses Paid	Beginning	Hypothetical	Expenses
	Account	Actual	During the Six	Account	5% Assumed	Paid During the	Expense
	Value at	Return at	Months Ended	Value at	Return at	Six Months Ended	Ratio as of
	January 1,	June 30,	June 30,	January 1,	June 30,	June 30,	June 30,
Portfolio	2010	2010	2010*	2010	2010	2010*	2010*

Money Market Portfolio
Class 1#	$1,000.00	$1,000.05	$1.09	$1,000.00	$1,023.70	$1.10	0.22%
Government and Quality Bond Portfolio
Class 1	$1,000.00	$1,048.83	$3.00	$1,000.00	$1,021.87	$2.96	0.59%
Class 2	$1,000.00	$1,047.52	$3.76	$1,000.00	$1,021.12	$3.71	0.74%
Class 3	$1,000.00	$1,046.95	$4.26	$1,000.00	$1,020.63	$4.21	0.84%
Asset Allocation Portfolio@
Class 1	$1,000.00	$981.67	$3.64	$1,000.00	$1,021.12	$3.71	0.74%
Class 2	$1,000.00	$980.80	$4.37	$1,000.00	$1,020.38	$4.46	0.89%
Class 3	$1,000.00	$980.77	$4.86	$1,000.00	$1,019.89	$4.96	0.99%
Growth and Income Portfolio@
Class 1	$1,000.00	$898.04	$7.44	$1,000.00	$1,016.96	$7.90	1.58%
Growth Portfolio@
Class 1	$1,000.00	$907.80	$3.64	$1,000.00	$1,020.98	$3.86	0.77%
Class 2	$1,000.00	$907.21	$4.35	$1,000.00	$1,020.23	$4.61	0.92%
Class 3	$1,000.00	$907.00	$4.82	$1,000.00	$1,019.74	$5.11	1.02%
Capital Appreciation Portfolio@
Class 1	$1,000.00	$938.27	$3.60	$1,000.00	$1,021.08	$3.76	0.75%
Class 2	$1,000.00	$937.56	$4.32	$1,000.00	$1,020.33	$4.51	0.90%
Class 3	$1,000.00	$937.14	$4.80	$1,000.00	$1,019.84	$5.01	1.00%
Natural Resources Portfolio@
Class 1	$1,000.00	$857.86	$3.73	$1,000.00	$1,020.78	$4.06	0.81%
Class 2	$1,000.00	$857.21	$4.42	$1,000.00	$1,020.03	$4.81	0.96%
Class 3	$1,000.00	$856.78	$4.88	$1,000.00	$1,019.54	$5.31	1.06%
Multi-Asset Portfolio@
Class 1	$1,000.00	$950.70	$6.48	$1,000.00	$1,018.15	$6.71	1.34%
Strategic Multi-Asset Portfolio@
Class 1	$1,000.00	$946.98	$7.14	$1,000.00	$1,017.46	$7.40	1.48%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days in the period divided by 365. These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#	During the stated period, the investment adviser and distributor waived a portion of or all fees and assumed a portion of or all expenses for the Portfolio. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2010” and the “Expense Ratios” would have been higher.

@	Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio’s expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows: (see next page)

ANCHOR SERIES TRUST EXPENSE EXAMPLE (continued)	June 30, 2010 (unaudited)

	Actual			Hypothetical
					Ending Account
		Ending Account			Value Using a
	Beginning	Value Using	Expenses Paid	Beginning	Hypothetical	Expenses
	Account	Actual	During the Six	Account	5% Assumed	Paid During the	Expense
	Value at	Return at	Months Ended	Value at	Return at	Six Months Ended	Ratio as of
	January 1,	June 30,	June 30,	January 1,	June 30,	June 30,	June 30,
Portfolio	2010	2010	2010*	2010	2010	2010*	2010*

Asset Allocation Portfolio
Class 1	$1,000.00	$981.67	$3.54	$1,000.00	$1,021.22	$3.61	0.72%
Class 2	$1,000.00	$980.80	$4.27	$1,000.00	$1,020.48	$4.36	0.87%
Class 3	$1,000.00	$980.77	$4.76	$1,000.00	$1,019.98	$4.86	0.97%
Growth and Income Portfolio
Class 1	$1,000.00	$898.04	$7.44	$1,000.00	$1,016.96	$7.90	1.58%
Growth Portfolio
Class 1	$1,000.00	$907.80	$3.64	$1,000.00	$1,020.98	$3.86	0.77%
Class 2	$1,000.00	$907.21	$4.35	$1,000.00	$1,020.23	$4.61	0.92%
Class 3	$1,000.00	$907.00	$4.82	$1,000.00	$1,019.74	$5.11	1.02%
Capital Appreciation Portfolio
Class 1	$1,000.00	$938.27	$3.56	$1,000.00	$1,021.12	$3.71	0.74%
Class 2	$1,000.00	$937.56	$4.28	$1,000.00	$1,020.38	$4.46	0.89%
Class 3	$1,000.00	$937.14	$4.76	$1,000.00	$1,019.89	$4.96	0.99%
Natural Resources Portfolio
Class 1	$1,000.00	$857.86	$3.73	$1,000.00	$1,020.78	$4.06	0.81%
Class 2	$1,000.00	$857.21	$4.42	$1,000.00	$1,020.03	$4.81	0.96%
Class 3	$1,000.00	$856.78	$4.88	$1,000.00	$1,019.54	$5.31	1.06%
Multi-Asset Portfolio
Class 1	$1,000.00	$950.70	$6.48	$1,000.00	$1,018.15	$6.71	1.34%
Strategic Multi-Asset Portfolio
Class 1	$1,000.00	$946.98	$7.10	$1,000.00	$1,017.50	$7.35	1.47%

Anchor Series Trust Money Market Portfolio
PORTFOLIO PROFILE — June 30, 2010 — (unaudited)

Industry Allocation*

U.S. Government Agencies	58.5%
Repurchase Agreements	21.9
Commercial Banks	14.1
Diversified Banking Institutions	2.4
Diversified Financial Services	2.4

99.3%

Weighted average days to maturity	45.7

*	Calculated as a percentage of net assets

Credit Quality†#

Government-Agency	58.8%
A-1+	12.0
A-1	7.1
Not Rated@	22.1

100.0%

@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

†	Source: Standard & Poor’s

#	Calculated as a percentage of total debt issues

Anchor Series Trust Money Market Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited)

	Principal	Value
Security Description	Amount	(Note 2)

SHORT-TERM INVESTMENT SECURITIES — 77.4%
Certificates of Deposit — 15.3%
Bank of Montreal 0.26% due 07/14/10	$100,000	$100,000
Bank of Nova Scotia 0.29% due 08/03/10	100,000	100,000
BNP Paribas New York Branch 0.29% due 07/07/10	200,000	200,000
Citibank NA 0.30% due 07/06/10	200,000	200,000
Credit Agricole Corp. and Investment Bank, New York Branch 0.33% due 09/01/10	200,000	200,000
Rabobank Nederland New York Branch 0.27% due 07/20/10	200,000	200,000
Toronto-Dominion Bank 0.35% due 10/13/10	100,000	100,000
UBS AG Stamford Branch 0.32% due 09/02/10	100,000	100,000
UBS AG Stamford Branch 0.42% due 11/04/10(1)	100,000	100,000

Total Certificates of Deposit (amortized cost $1,300,000)		1,300,000

Commercial Paper — 3.6%
Bank of America Corp. 0.29% due 07/07/10	100,000	99,995
General Electric Capital Services 0.27% due 07/19/10	200,000	199,973

Total Commercial Paper (amortized cost $299,968)		299,968

U.S. Government Agencies — 58.5%
Federal Home Loan Mtg. Corp.
Disc. Notes
0.21% due 07/26/10	500,000	499,927
0.23% due 10/05/10	500,000	499,693
0.24% due 09/08/10	300,000	299,860
0.25% due 08/18/10	412,000	411,863
0.25% due 09/14/10	500,000	499,744
0.26% due 09/01/10	150,000	149,933
0.28% due 09/27/10	150,000	149,897
Federal National Mtg. Assoc.
Disc. Notes
0.19% due 07/07/10	100,000	99,997
0.21% due 07/01/10	252,000	252,000
0.22% due 07/13/10	180,000	179,987
0.23% due 08/04/10	560,000	559,879
0.25% due 07/12/10	214,000	213,984
0.25% due 07/28/10	145,000	144,973
0.25% due 12/15/10	200,000	199,768
0.25% due 12/22/10	250,000	249,698
0.26% due 09/08/10	450,000	449,771
0.36% due 02/14/11	100,000	99,772

Total U.S. Government Agencies (amortized cost $4,960,746)		4,960,746

Total Short-Term Investment Securities (amortized cost $6,560,714)		6,560,714

REPURCHASE AGREEMENTS — 21.9%
Bank of America Joint Repurchase Agreement(2)	$1,000,000	1,000,000
UBS Securities LLC Joint Repurchase Agreement(2)	860,000	860,000

Total Repurchase Agreements (amortized cost $1,860,000)		1,860,000

TOTAL INVESTMENTS (amortized cost $8,420,714)(3)	99.3%	8,420,714
Other assets less liabilities	0.7	59,840

NET ASSETS	100.0%	$8,480,554

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2010.
(2)	See Note 2 for details on Joint Repurchase Agreements.
(3)	See Note 6 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010 (see Note 2):

	Level 1-Unadjusted	Level 2-Other	Level 3-Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Short-Term Investment Securities:
Certificates of Deposit	$—	$1,300,000	$—	$1,300,000
Commercial Paper	—	299,968	—	299,968
U.S. Government Agencies	—	4,960,746	—	4,960,746
Repurchase Agreements	—	1,860,000	—	1,860,000

Total	$—	$8,420,714	$—	$8,420,714

See Notes to Financial Statements

Anchor Series Trust Government and Quality Bond Portfolio
PORTFOLIO PROFILE — June 30, 2010 — (unaudited)

Industry Allocation*

U.S. Treasury Notes	19.5%
Federal National Mtg. Assoc.	19.4
Federal Home Loan Mtg. Corp.	15.0
Repurchase Agreements	14.1
Diversified Financial Services	8.9
Diversified Banking Institutions	6.6
Government National Mtg. Assoc.	5.5
U.S. Treasury Bonds	3.9
Federal Home Loan Bank	3.0
Municipal Bonds & Notes	2.7
Federal Farm Credit Bank	2.3
Oil Companies-Integrated	1.1
Schools	1.1
Telephone-Integrated	1.0
Banks-Commercial	1.0
Regional Authority	1.0
Transport-Services	1.0
Retail-Discount	0.8
Special Purpose Entities	0.7
Electric-Integrated	0.7
Medical-Drugs	0.6
Finance-Investment Banker/Broker	0.6
Finance-Consumer Loans	0.5
Telecom Services	0.5
Insurance-Life/Health	0.5
Computers	0.5
Diversified Manufacturing Operations	0.5
Banks-Fiduciary	0.5
Sovereign Agency	0.4
Finance-Other Services	0.4
Electric-Distribution	0.4
Aerospace/Defense	0.3
Insurance-Multi-line	0.3
Banks-Super Regional	0.3
Medical Labs & Testing Services	0.3
Medical-Biomedical/Gene	0.3
Sovereign	0.2
Airlines	0.2
Finance-Commercial	0.2
Banks-Money Center	0.2
Electric-Generation	0.1

117.1%

*	Calculated as a percentage of net assets
Credit Quality†#

Government-Agency	44.4%
Government-Treasury	22.7
AAA	13.0
AA	6.3
A	10.7
BBB	0.3
Not Rated@	2.6

100.0%

@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Standard & Poor’s
#	Calculated as a percentage of total debt issues, excluding short-term investments.

Anchor Series Trust Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited)

	Principal	Value
Security Description	Amount	(Note 2)

ASSET BACKED SECURITIES — 5.7%
Diversified Financial Services — 5.7%
Banc of America Commercial Mtg., Inc. Series 2006-2, Class A4 5.93% due 05/10/45(1)(2)	$3,000,000	$3,177,377
Bank of America Credit Card Trust Series 2006, Class A16 4.72% due 05/15/13	3,000,000	3,055,113
Bear Stearns Commercial Mtg. Securities, Inc. Series 2003-T10, Class A2 4.74% due 03/13/40(1)	5,000,000	5,266,481
Bear Stearns Commercial Mtg. Securities, Inc. Series 2004-PWR6, Class A6 4.83% due 11/11/41(1)	5,000,000	5,220,231
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-PW11, Class A4 5.62% due 03/11/39(1)(2)	3,870,000	4,111,849
Carmax Auto Owner Trust Series 2006-2, Class A4 5.14% due 11/15/11	1,062,828	1,070,037
Chase Manhattan Auto Owner Trust Series 2006-B, Class A4 5.11% due 04/15/14	3,745,700	3,783,818
Citibank Credt Card Issuance Trust Series 2007-A8, Class A8 5.65% due 09/20/19	4,975,000	5,736,907
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2005-CD1, Class A4 5.40% due 07/15/44(1)(2)	4,700,000	5,035,344
Commercial Mtg. Pass Through Certs. Series 2006-C7, Class A4 5.96% due 06/10/46(1)(2)	4,500,000	4,784,565
Connecticut RRB Special Purpose Trust CL&P Series 2001-1, Class A5 6.21% due 12/30/11	787,844	803,760
Harley-Davidson Motorcycle Trust Series 2006-3, Class A4 5.22% due 06/15/13	2,119,098	2,172,871
Marriott Vacation Club Owner Trust Series 2006-2A, Class A 5.36% due 10/20/28*	292,223	300,264
MBNA Credit Card Master Note Trust Series 2005-A6, Class A6 4.50% due 01/15/13	3,185,000	3,198,380
Merrill Lynch Mtg. Trust Series 2005-CIP1, Class A4 5.05% due 07/12/38(1)(2)	4,700,000	4,920,466
USAA Auto Owner Trust Series 2008-1, Class A4 4.50% due 10/15/13	5,415,000	5,618,814
Wachovia Bank Commercial Mtg. Trust Series 2005-C20, Class A7 5.12% due 07/15/42(1)(2)	4,650,000	4,925,492

Total Asset Backed Securities (cost $59,782,182)		63,181,769

U.S. CORPORATE BONDS & NOTES — 21.4%
Aerospace/Defense — 0.3%
The Boeing Co. Senior Notes 3.75% due 11/20/16	3,285,000	3,505,877

Airlines — 0.2%
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	2,537,748	2,677,860

Banks-Commercial — 0.0%
US Bancorp Senior Sub. Debentures 7.50% due 06/01/26	400,000	453,646

Banks-Fiduciary — 0.5%
The Bank of New York Mellon Corp., Inc. Senior Notes 5.13% due 11/01/11	5,000,000	5,249,625

Banks-Money Center — 0.2%
Deutsche Bank Financial LLC Bank Guar. Notes 5.38% due 03/02/15	2,100,000	2,256,488

Banks-Super Regional — 0.3%
Wachovia Corp. Sub. Notes 5.25% due 08/01/14	3,000,000	3,176,958

Computers — 0.5%
Hewlett-Packard Co. Senior Notes 5.25% due 03/01/12	5,000,000	5,350,170

Diversified Banking Institutions — 6.6%
Bank of America Corp. FDIC Guar. Notes 3.13% due 06/15/12	42,000,000	43,861,860
Bank of America Corp. Senior Notes 6.25% due 04/15/12	5,000,000	5,316,275
Citigroup, Inc. Senior Notes 6.13% due 11/21/17	5,335,000	5,571,394
Citigroup, Inc. Senior Notes 8.13% due 07/15/39	260,000	310,174
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	4,495,000	4,796,749
JPMorgan Chase & Co. Senior Notes 3.70% due 01/20/15	3,500,000	3,579,958
Morgan Stanley Senior Notes 5.45% due 01/09/17	5,000,000	4,956,480
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	2,500,000	2,527,775
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	2,720,000	2,666,530

		73,587,195

Anchor Series Trust Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Diversified Financial Services — 3.2%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	$3,000,000	$3,117,072
General Electric Capital Corp. FDIC Guar. Notes 2.00% due 09/28/12	9,795,000	10,028,865
General Electric Capital Corp. FDIC Guar. Notes 2.25% due 03/12/12	10,000,000	10,259,560
General Electric Capital Corp. Senior Notes 4.80% due 05/01/13	6,300,000	6,716,298
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	5,000,000	5,381,185

		35,502,980

Electric-Integrated — 0.7%
Consolidated Edison Co. of New York Senior Notes 5.30% due 12/01/16	1,770,000	1,967,899
Duke Energy Carolinas LLC 1st. Refunding Mtg. Bonds 5.25% due 01/15/18	645,000	723,497
PECO Energy Co. 1st Refunding Mtg. Bonds 5.35% due 03/01/18	1,510,000	1,695,730
Public Service Co. of Colorado 1st Mtg. Notes 5.13% due 06/01/19	2,995,000	3,315,390

		7,702,516

Finance-Commercial — 0.2%
Caterpillar Financial Services Corp. Notes 2.75% due 06/24/15	2,250,000	2,269,825

Finance-Consumer Loans — 0.5%
HSBC Finance Corp. Senior Notes 6.38% due 10/15/11	5,000,000	5,225,325
John Deere Capital Corp. Senior Notes 2.95% due 03/09/15	755,000	775,220

		6,000,545

Finance-Investment Banker/Broker — 0.6%
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	6,300,000	6,608,939

Finance-Other Services — 0.4%
NYSE Euronext Senior Notes 4.80% due 06/28/13	3,925,000	4,244,939

Insurance-Life/Health — 0.5%
John Hancock Life Insurance Co. Sub. Notes 7.38% due 02/15/24*	5,000,000	5,882,120

Insurance-Multi-line — 0.3%
MetLife, Inc. Senior Notes 5.00% due 06/15/15	3,030,000	3,238,685

Medical Labs & Testing Services — 0.3%
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	2,500,000	2,912,232

Medical-Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 5.70% due 02/01/19	2,500,000	2,904,108

Medical-Drugs — 0.6%
Merck & Co., Inc. Senior Notes 5.13% due 11/15/11	4,000,000	4,202,516
Pfizer, Inc. Senior Notes 6.20% due 03/15/19	2,500,000	2,970,995

		7,173,511

Oil Companies-Integrated — 0.3%
ConocoPhillips Company Guar. Notes 4.40% due 05/15/13	3,250,000	3,501,085

Retail-Discount — 0.8%
Target Corp. Senior Notes 5.38% due 05/01/17	3,000,000	3,416,304
Wal-Mart Stores, Inc. Senior Notes 3.63% due 07/08/20	5,000,000	4,995,400

		8,411,704

Schools — 1.1%
President and Fellows of Harvard College Bonds 6.30% due 10/01/37	5,000,000	5,540,222
Stanford University Debentures 6.88% due 02/01/24	5,000,000	6,173,650

		11,713,872

Special Purpose Entities — 0.5%
Pacific Beacon LLC Bonds 5.38% due 07/15/26*	665,000	656,515
Postal Square LP U.S. Government Guar. Notes 8.95% due 06/15/22	3,504,950	4,670,030

		5,326,545

Telecom Services — 0.5%
Bellsouth Telecommunications, Inc. Senior Notes 7.00% due 12/01/95	430,000	476,451
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	5,000,000	5,510,205

		5,986,656

Telephone-Integrated — 1.0%
AT&T, Inc. Senior Notes 6.45% due 06/15/34	3,040,000	3,308,845
AT&T, Inc. Senior Notes 6.80% due 05/15/36	950,000	1,089,813

Anchor Series Trust Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)

BellSouth Corp. Senior Notes 6.55% due 06/15/34	$4,865,000	$5,357,990
Verizon Communications, Inc. Senior Notes 4.35% due 02/15/13	1,735,000	1,854,640

		11,611,288

Transport-Services — 1.0%
Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 01/15/22	3,326,466	3,670,713
United Parcel Service, Inc. Senior Notes Series MTNA 8.38% due 04/01/20	5,000,000	6,899,530

		10,570,243

Total Corporate Bonds & Notes (cost $224,027,140)		237,819,612

FOREIGN CORPORATE BONDS & NOTES — 3.0%
Banks-Commercial — 1.0%
Credit Suisse New York Senior Notes 3.50% due 03/23/15	2,435,000	2,456,187
Nordea Bank AB Senior Notes 3.70% due 11/13/14*	1,645,000	1,675,775
Rabobank Nederland NV Senior Notes 3.20% due 03/11/15*	3,500,000	3,573,028
Svenska Handelsbanken AB Senior Notes 5.13% due 03/30/20*	3,000,000	3,074,181

		10,779,171

Diversified Manufacturing Operations — 0.5%
Siemens Financieringsmat NV Company Guar. Notes 5.75% due 10/17/16*	4,725,000	5,349,352

Electric-Distribution — 0.4%
Hydro-Quebec Local Government Guar. Debentures Series HY 8.40% due 01/15/22	3,000,000	4,181,115

Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Senior Notes 5.88% due 10/27/16*	1,385,000	1,422,255

Oil Companies-Integrated — 0.8%
Shell International Finance BV Company Guar. Notes 3.10% due 06/28/15	3,000,000	3,046,425
Shell International Finance BV Company Guar. Notes 3.25% due 09/22/15	3,000,000	3,065,685
Shell International Finance BV Company Guar. Notes 4.38% due 03/25/20	2,625,000	2,713,541

		8,825,651

Special Purpose Entity — 0.2%
CDP Financial, Inc. Company Guar. Notes 4.40% due 11/25/19*	2,900,000	2,977,804

Total Foreign Corporate Bonds & Notes (cost $31,037,583)		33,535,348

FOREIGN GOVERNMENT AGENCIES — 0.2%
Sovereign — 0.2%
AID-Egypt U.S. Govt. Guar. Notes 4.45% due 09/15/15 (cost $2,718,375)	2,500,000	2,755,225

MUNICIPAL BONDS & NOTES — 2.7%
Atlanta Downtown Development Authority Revenue Bonds 6.88% due 02/01/21	5,700,000	6,443,109
Bay Area Toll Authority Revenue Bonds 6.26% due 04/01/49	2,400,000	2,523,264
Irvine Ranch, California Water District 2.61% due 03/15/14	2,500,000	2,553,525
Maryland State Transportation Authority Revenue Bonds 5.89% due 07/01/43	1,245,000	1,347,003
North Texas Thruway Authority Revenue Bonds 6.72% due 01/01/49	3,450,000	3,730,209
Oregon School Boards Assoc. General Obligation 4.76% due 06/30/28	2,800,000	2,537,360
San Antonio, Texas Electric & Gas 5.99% due 02/01/39	885,000	968,022
University of California Revenue Bonds 5.77% due 05/15/43	2,955,000	3,021,103
University of California Revenue Bonds Series F 6.58% due 05/15/49	1,710,000	1,823,903
University of Missouri System Revenue Bonds 5.96% due 11/01/39	2,170,000	2,348,743
Wisconsin State General Revenue Series A 5.70% due 05/01/26	2,500,000	2,541,475

Total Municipal Bonds & Notes (cost $29,125,430)		29,837,716

U.S. GOVERNMENT AGENCIES — 46.6%
Federal Farm Credit Bank — 2.3%
4.88% due 01/14/11*	24,800,000	25,404,421

Federal Home Loan Bank — 3.0%
3.50% due 12/10/10	6,375,000	6,465,786
4.88% due 11/18/11	11,375,000	12,042,838
5.13% due 08/14/13	13,000,000	14,541,800

		33,050,424

Federal Home Loan Mtg. Corp. — 15.0%
4.50% due 08/01/35	658,087	687,619
4.50% due 09/01/35	65,051	67,970
4.50% due 10/01/35	2,744,945	2,865,875
4.50% due 12/01/35	2,999,840	3,134,458

Anchor Series Trust Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)

4.50% due 02/01/39	$28,271,978	$29,336,591
4.50% due 03/01/39	6,640,768	6,888,966
4.50% due July TBA	22,300,000	23,094,438
5.00% due 11/01/35	529,004	561,179
5.50% due July TBA	24,000,000	25,905,000
6.00% due 01/01/36	8,579,554	9,360,293
6.00% due 03/01/37	2,918,435	3,174,893
6.00% due 04/01/37	10,248,413	11,142,587
6.00% due 09/01/37	8,506,401	9,354,914
6.00% due 12/01/39	849,656	923,511
6.00% due July TBA	37,500,000	40,699,200
7.50% due 05/01/27	5,076	5,796

		167,203,290

Federal National Mtg. Assoc. — 19.4%
3.88% due 07/12/13	6,800,000	7,367,664
4.50% due 04/01/35	382,360	399,817
4.50% due 08/01/35	3,080,302	3,220,937
4.50% due 09/01/35	10,360,490	10,833,511
4.50% due 12/01/35	46,898	49,039
4.50% due 03/01/38	3,001,110	3,117,028
4.50% due 04/01/38	762,420	791,869
4.50% due 09/01/38	429,973	446,581
4.50% due 01/01/39	85,480	88,767
4.50% due 02/01/39	13,193,065	13,701,228
4.50% due 03/01/39	1,329,562	1,380,500
4.50% due July TBA	33,800,000	35,030,523
5.00% due 01/01/17	75,351	81,044
5.00% due 02/01/17	34,658	37,277
5.00% due 10/01/17	3,641,124	3,916,199
5.00% due 11/01/17	520,738	560,078
5.00% due 12/01/17	262,081	281,880
5.00% due 01/01/18	649,640	698,719
5.00% due 02/01/18	1,392,468	1,497,666
5.00% due 05/01/18	130,682	140,555
5.00% due 06/01/18	12,035,629	12,944,881
5.00% due 09/01/18	270,621	291,066
5.00% due 10/01/18	1,340,768	1,442,058
5.00% due 11/01/18	714,028	767,971
5.00% due 12/01/18	3,863,883	4,155,787
5.00% due 01/01/19	1,917,319	2,062,165
5.00% due 02/01/19	2,843,774	3,058,613
5.00% due 03/01/19	3,924,397	4,220,871
5.00% due 04/01/19	3,461,165	3,722,644
5.00% due 05/01/19	3,359,183	3,612,960
5.00% due 06/01/19	2,453,217	2,638,550
5.00% due 09/01/19	168,065	180,762
5.00% due 10/01/19	522,440	561,909
5.00% due 11/01/19	1,063,034	1,143,342
5.00% due 12/01/19	1,669,504	1,795,630
5.00% due 06/01/33	63,085	67,089
5.00% due 07/01/33	1,441,830	1,533,356
5.00% due 11/01/33	501,487	533,321
5.00% due 03/01/34	3,518,563	3,741,918
5.00% due 07/01/35	515,606	547,289
5.00% due 08/01/35	585,737	621,730
5.00% due 09/01/35	470,615	499,534
5.00% due 10/01/35	1,480,062	1,571,009
5.00% due 11/01/35	59,755	63,427
5.00% due 05/01/36	239,899	254,940
5.00% due 06/01/36	176,827	187,693
5.50% due 08/01/14	114,038	118,902
5.50% due 03/01/17	127,164	137,824
5.50% due 02/01/18	1,753,091	1,896,762
5.50% due 07/01/22	166,172	179,755
5.50% due 09/01/22	1,324,054	1,432,282
5.50% due 10/01/22	450,503	487,328
5.50% due 12/01/22	165,065	178,557
5.50% due 02/01/23	1,198,589	1,296,562
5.50% due 04/01/23	535,705	579,494
5.50% due 08/01/23	10,214,853	11,049,821
5.50% due 09/01/23	2,235,157	2,417,861
5.50% due 10/01/23	2,444,501	2,644,316
5.50% due 11/01/23	151,667	164,065
5.50% due 12/01/23	1,021,259	1,104,738
5.50% due 01/01/24	183,531	198,533
5.50% due 02/01/24	895,965	969,202
5.50% due 10/01/24	958,132	1,036,451
5.50% due July TBA	29,300,000	31,648,571
6.00% due 07/01/38	14,531,660	15,815,441
6.00% due 04/01/39	6,097,979	6,648,131

		215,865,993

Government National Mtg. Assoc. — 5.5%
5.00% due 07/15/33	6,289,791	6,760,739
5.00% due 10/15/33	516,184	554,833
5.00% due 11/15/33	368,244	395,816
5.00% due 12/15/33	96,924	104,182
5.00% due 01/15/34	744,780	799,615
5.00% due 02/15/34	379,693	407,647
5.00% due 03/15/34	15,067	16,176
5.00% due 05/15/34	23,575	25,311
5.00% due 09/15/35	432,837	463,894
5.00% due 11/15/35	60,397	64,730
5.00% due 12/15/35	144,135	154,478
5.00% due 02/15/36	92,462	98,865
5.00% due 03/15/36	88,645	94,783
5.00% due 05/15/36	37,793	40,411
5.00% due 09/15/36	37,223	39,801
5.00% due 10/15/37	49,933	53,360
5.00% due 04/15/38	20,162	21,533
5.00% due 05/15/38	57,344	61,244
5.00% due 06/15/38	40,140	42,870
5.00% due 07/15/38	1,599,043	1,707,778
5.00% due 08/15/38	2,484,715	2,653,675
5.00% due 09/15/38	2,491,489	2,660,910
5.50% due 10/15/32	29,248	31,846
5.50% due 11/15/32	38,338	41,744
5.50% due 02/15/33	563,554	613,445
5.50% due 03/15/33	455,391	495,708
5.50% due 05/15/33	271,319	295,340
5.50% due 06/15/33	315,514	343,447
5.50% due 07/15/33	55,614	60,537
5.50% due 08/15/33	61,844	67,319
5.50% due 09/15/33	32,952	35,870
5.50% due 11/15/33	688,209	749,137
5.50% due 01/15/34	701,730	762,650
5.50% due 02/15/34	378,965	411,865
5.50% due 03/15/34	3,258,401	3,541,271

Anchor Series Trust Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)

5.50% due 04/15/34	$115,156	$125,152
5.50% due 05/15/34	181,267	197,004
5.50% due 06/15/34	91,780	99,747
5.50% due 07/15/34	128,720	139,895
5.50% due 08/15/34	75,251	81,784
5.50% due 09/15/34	1,246,979	1,355,232
5.50% due 10/15/34	1,081,103	1,174,957
5.50% due 04/15/36	119,739	129,853
5.50% due 01/15/37	14,214,487	15,392,957
5.50% due 04/15/37	4,938,387	5,350,382
6.00% due 03/15/28	23,133	25,600
6.00% due 06/15/28	19,472	21,549
6.00% due 08/15/28	92,125	101,951
6.00% due 09/15/28	83,460	92,361
6.00% due 10/15/28	16,099	17,816
6.00% due 11/15/28	16,614	18,386
6.00% due 12/15/28	214,325	237,185
6.00% due 03/15/29	2,428	2,687
6.00% due 04/15/29	7,879	8,720
6.00% due 07/15/31	5,104	5,649
6.00% due 01/15/32	43,996	48,688
6.00% due 02/15/32	1,803	1,995
6.00% due 07/15/32	17,647	19,530
6.00% due 09/15/32	24,615	27,241
6.00% due 10/15/32	729,605	807,422
6.00% due 11/15/32	31,368	34,714
6.00% due 01/15/33	6,131	6,770
6.00% due 02/15/33	106,528	117,624
6.00% due 03/15/33	114,908	126,877
6.00% due 04/15/33	131,263	144,935
6.00% due 05/15/33	148,912	164,422
6.00% due 12/15/33	99,448	109,910
6.00% due 08/15/34	15,987	17,592
6.00% due 09/15/34	264,267	290,802
6.00% due 10/15/34	194,701	214,250
6.50% due 04/15/11	186	200
6.50% due 02/15/12	1,982	2,152
6.50% due 10/15/12	4,004	4,348
6.50% due 11/15/12	9,551	10,372
6.50% due 01/15/13	4,415	4,809
6.50% due 05/15/13	11,348	12,360
6.50% due 01/15/14	32,734	35,651
6.50% due 02/15/14	2,443	2,661
6.50% due 03/15/14	89,040	96,977
6.50% due 04/15/14	59,447	64,746
6.50% due 05/15/14	85,082	92,666
6.50% due 06/15/14	3,118	3,381
6.50% due 07/15/14	2,097	2,284
6.50% due 08/15/14	57,093	62,183
6.50% due 10/15/14	92	101
6.50% due 05/15/23	9,197	10,170
6.50% due 06/15/23	11,961	13,226
6.50% due 07/15/23	59,500	65,793
6.50% due 08/15/23	10,500	11,611
6.50% due 10/15/23	43,100	47,659
6.50% due 11/15/23	66,793	73,857
6.50% due 12/15/23	174,001	192,404
6.50% due 03/15/26	47,081	52,290
6.50% due 02/15/27	6,507	7,285
6.50% due 12/15/27	4,042	4,516
6.50% due 01/15/28	56,793	63,823
6.50% due 02/15/28	69,762	78,397
6.50% due 03/15/28	113,913	128,162
6.50% due 04/15/28	81,883	92,021
6.50% due 05/15/28	177,046	198,959
6.50% due 06/15/28	217,584	244,527
6.50% due 07/15/28	218,223	245,234
6.50% due 08/15/28	207,332	232,995
6.50% due 09/15/28	191,772	215,501
6.50% due 10/15/28	562,946	632,628
6.50% due 11/15/28	157,304	177,084
6.50% due 12/15/28	195,337	219,512
6.50% due 01/15/29	4,212	4,723
6.50% due 02/15/29	44,195	49,602
6.50% due 03/15/29	41,720	46,780
6.50% due 04/15/29	39,222	43,979
6.50% due 05/15/29	168,745	189,211
6.50% due 06/15/29	58,814	65,948
6.50% due 03/15/31	13,422	15,033
6.50% due 04/15/31	3,924	4,396
6.50% due 05/15/31	230,108	257,734
6.50% due 06/15/31	193,443	216,662
6.50% due 07/15/31	450,168	504,202
6.50% due 08/15/31	102,079	114,330
6.50% due 09/15/31	212,421	237,920
6.50% due 10/15/31	212,605	238,141
6.50% due 11/15/31	69,411	77,742
6.50% due 01/15/32	420,317	468,404
6.50% due 02/15/32	129,791	144,640
6.50% due 03/15/32	2,063	2,300
6.50% due 04/15/32	142,319	158,601
6.50% due 05/15/32	319,868	356,463
7.00% due 09/15/10	238	241
7.00% due 01/15/11	1,236	1,281
7.00% due 03/15/11	4,240	4,394
7.00% due 04/15/11	584	605
7.00% due 05/15/11	3,900	4,041
7.00% due 07/15/11	6,537	6,773
7.00% due 08/15/11	807	836
7.00% due 09/15/11	9,961	10,322
7.00% due 11/15/11	3,791	3,928
7.00% due 12/15/11	13,000	13,471
7.00% due 01/15/12	7,953	8,438
7.00% due 12/15/12	7,891	8,371
7.00% due 11/15/31	341,945	385,363
7.00% due 03/15/32	33,008	37,375
7.00% due 01/15/33	85,735	97,401
7.00% due 05/15/33	233,197	264,143
7.00% due 07/15/33	175,217	198,276
7.00% due 10/15/34	34,070	38,691
8.00% due 10/15/29	493	571
8.00% due 11/15/29	9,824	11,398
8.00% due 12/15/29	18,218	21,136
8.00% due 01/15/30	28,916	33,573
8.00% due 03/15/30	291	338
8.00% due 04/15/30	69,830	81,078
8.00% due 06/15/30	1,917	2,225
8.00% due 08/15/30	20,783	24,130
8.00% due 09/15/30	31,805	36,928

Anchor Series Trust Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)

8.00% due 11/15/30	$10,082	$11,706
8.00% due 12/15/30	5,929	6,883
8.00% due 02/15/31	63,189	73,391
8.00% due 03/15/31	14,248	16,549
10.00% due 03/20/14	2,858	3,121
10.00% due 06/20/14	1,349	1,473
10.00% due 07/20/14	3,618	3,950
10.00% due 04/20/16	11,350	12,483
10.00% due 05/20/16	5,057	5,562
10.00% due 08/20/16	1,877	2,064
10.00% due 01/20/17	4,739	5,304
10.00% due 02/20/17	4,221	4,723
10.00% due 03/20/17	8,345	9,189
12.00% due 01/20/16	34	34
12.75% due 07/15/14	21,279	24,592
13.50% due 09/20/14	979	1,157
REMIC
Series 2005-74, Class HB
7.50% due 09/15/35(3)	1,041,135	1,189,196
Series 2005-74, Class HA
7.50% due 09/16/35(3)	266,056	302,937
Series 2005-74, Class HC
7.50% due 09/16/35(3)	379,892	433,642

		61,387,108

Regional Authority — 1.0%
U.S. Department of Housing and Urban Development Sec. Notes 5.05% due 08/01/13	10,000,000	11,142,340

Sovereign Agency — 0.4%
Financing Corp. STRIPS Series 12 zero coupon due 12/06/13	2,050,000	1,914,960
Financing Corp. STRIPS Series 13 zero coupon due 12/27/13	1,630,000	1,519,067
Resolution Funding Corp. STRIPS zero coupon due 07/15/20	2,500,000	1,717,313

		5,151,340

Total U.S. Government Agencies (cost $499,478,673)		519,204,916

U.S. GOVERNMENT TREASURIES — 23.4%
U.S. Treasury Bonds — 3.9%
4.25% due 05/15/39	20,200,000	21,358,349
4.38% due 11/15/39(4)	6,470,000	6,984,565
4.63% due 02/15/40	13,000,000	14,612,806

		42,955,720

U.S. Treasury Notes — 19.5%
1.00% due 07/31/11	17,000,000	17,106,250
1.00% due 09/30/11	25,000,000	25,171,875
1.38% due 02/15/12	45,000,000	45,615,240
1.38% due 05/15/12	20,000,000	20,293,760
1.88% due 02/28/14	22,000,000	22,419,364
2.38% due 02/28/15	25,000,000	25,765,750
2.75% due 02/15/19	11,000,000	10,958,750
3.13% due 09/30/13	24,500,000	26,084,856
3.63% due 02/15/20	23,000,000	24,300,926

		217,716,771

Total U.S. Government Treasuries (cost $251,483,349)		260,672,491

Total Long-Term Investment Securities (cost $1,097,652,732)		1,147,007,077

REPURCHASE AGREEMENTS — 14.1%
Bank of America Joint Repurchase Agreement(5)	84,770,000	84,770,000
UBS Securities LLC Joint Repurchase Agreement(5)	72,220,000	72,220,000

Total Repurchase Agreements (cost $156,990,000)		156,990,000

TOTAL INVESTMENTS (cost $1,254,642,732)(6)	117.1%	1,303,997,077
Liabilities in excess of other assets	(17.1)	(190,788,484)

NET ASSETS	100.0%	$1,113,208,593

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2010, the aggregate value of these securities was $56,345,019 representing 5.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Commercial Mortgage Backed Security
(2)	Variable Rate Security — the rate reflected is as of June 30, 2010, maturity date reflects the stated maturity date.
(3)	Collateralized Mortgage Obligation
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 2 for details on Joint Repurchase Agreements.
(6)	See Note 6 for cost of investments on a tax basis.
FDIC — Federal Deposit Insurance Corporation
REMIC — Real Estate Mortgage Investment Conduit

STRIPS —	Separate trading of registered interest and principal of securities.

TBA —	Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

Anchor Series Trust Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited) — (continued)

Open Futures Contracts

Number						Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	June 30, 2010	(Depreciation)

182	Long	U.S. Treasury Long Bonds	September 2010	$22,528,945	$23,205,000	$676,055

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010 (see Note 2):

	Level 1-Unadjusted	Level 2-Other	Level 3-Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Asset Backed Securities	$—	$63,181,769	$—	$63,181,769
U.S. Corporate Bonds & Notes	—	237,819,612	—	237,819,612
Foreign Corporate Bonds & Notes	—	33,535,348	—	33,535,348
Foreign Government Agencies	—	2,755,225	—	2,755,225
Municipal Bonds & Notes	—	29,837,716	—	29,837,716
U.S. Government Agencies	—	519,204,916	—	519,204,916
U.S. Government Treasuries	—	260,672,491	—	260,672,491
Repurchase Agreements	—	156,990,000	—	156,990,000
Other Financial Instruments@
Open Futures Contracts — Appreciation	676,055	—	—	676,055

Total	$676,055	$1,303,997,077	$—	$1,304,673,132

@	Other financial instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO PROFILE — June 30, 2010 — (unaudited)

Industry Allocation*

Federal Home Loan Mtg. Corp.	8.4%
Federal National Mtg. Assoc.	7.2
Real Estate Investment Trusts	6.2
Electric-Integrated	3.4
Medical-Drugs	2.9
Oil Companies-Integrated	2.9
Diversified Banking Institutions	2.5
Repurchase Agreements	2.2
Banks-Super Regional	2.1
Computers	1.9
Government National Mtg. Assoc.	1.9
Diversified Financial Services	1.9
Pipelines	1.8
Electronic Components-Semiconductors	1.6
Diversified Manufacturing Operations	1.5
Banks-Commercial	1.4
Telephone-Integrated	1.4
Oil Companies-Exploration & Production	1.3
Insurance-Multi-line	1.3
Insurance-Property/Casualty	1.2
Commercial Services-Finance	1.2
Cosmetics & Toiletries	1.0
Multimedia	1.0
Aerospace/Defense	1.0
Medical Instruments	1.0
Food-Misc.	1.0
Retail-Restaurants	0.9
Telecom Services	0.9
Auto-Cars/Light Trucks	0.8
Retail-Discount	0.8
Medical-Biomedical/Gene	0.8
Insurance-Reinsurance	0.8
Medical Products	0.7
Applications Software	0.7
Gas-Distribution	0.7
Networking Products	0.7
Retail-Regional Department Stores	0.6
Transport-Rail	0.6
Toys	0.6
Investment Management/Advisor Services	0.6
Machinery-Farming	0.6
Computers-Memory Devices	0.6
Import/Export	0.6
Semiconductor Components-Integrated Circuits	0.5
Banks-Fiduciary	0.5
Instruments-Scientific	0.5
E-Commerce/Products	0.5
Food-Retail	0.5
Transport-Services	0.5
Finance-Credit Card	0.5
Web Portals/ISP	0.5
Medical-Hospitals	0.5
Chemicals-Diversified	0.5
U.S. Treasury Bonds	0.5
Publishing-Books	0.5
U.S. Treasury Notes	0.4
Diversified Minerals	0.4
Casino Services	0.4
Savings & Loans/Thrifts	0.4
Beverages-Non-alcoholic	0.4
Non-Hazardous Waste Disposal	0.4
Consumer Products-Misc.	0.4
Casino Hotels	0.4%
MRI/Medical Diagnostic Imaging	0.4
Enterprise Software/Service	0.4
Gold Mining	0.4
Distribution/Wholesale	0.4
Medical-Generic Drugs	0.4
Cellular Telecom	0.4
Retail-Building Products	0.4
Sovereign	0.4
Machinery-Construction & Mining	0.4
E-Commerce/Services	0.4
Retail-Bedding	0.3
Tobacco	0.3
Finance-Investment Banker/Broker	0.3
Cable/Satellite TV	0.3
Medical-HMO	0.3
Computer Services	0.3
Retail-Consumer Electronics	0.3
Agricultural Chemicals	0.3
Semiconductor Equipment	0.3
Apparel Manufacturers	0.3
Electronic Components-Misc.	0.3
Electric Products-Misc.	0.3
Steel-Producers	0.3
Retail-Automobile	0.2
Vitamins & Nutrition Products	0.2
Oil Refining & Marketing	0.2
Cruise Lines	0.2
Insurance-Life/Health	0.2
Internet Infrastructure Software	0.2
Auto-Heavy Duty Trucks	0.2
Chemicals-Specialty	0.2
Real Estate Operations & Development	0.2
Brewery	0.2
Special Purpose Entities	0.2
Auto/Truck Parts & Equipment-Original	0.2
Retail-Major Department Stores	0.2
Medical-Wholesale Drug Distribution	0.2
Publishing-Periodicals	0.2
Commercial Services	0.2
Retail-Apparel/Shoe	0.2
Finance-Other Services	0.2
Airlines	0.2
Engineering/R&D Services	0.2
Metal-Diversified	0.2
Wireless Equipment	0.2
Medical Labs & Testing Services	0.2
Steel-Specialty	0.2
Paper & Related Products	0.2
Food-Wholesale/Distribution	0.2
Web Hosting/Design	0.1
Retail-Jewelry	0.1
Agricultural Operations	0.1
Coatings/Paint	0.1
Physical Therapy/Rehabilitation Centers	0.1
Food-Canned	0.1
Metal-Copper	0.1
Gambling (Non-Hotel)	0.1
Independent Power Producers	0.1
Finance-Auto Loans	0.1
Advertising Agencies	0.1
Data Processing/Management	0.1

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO PROFILE — June 30, 2010 — (unaudited) — (continued)

Human Resources	0.1%
Machine Tools & Related Products	0.1
Office Automation & Equipment	0.1
Oil & Gas Drilling	0.1
Schools	0.1
Pharmacy Services	0.1
Appliances	0.1
Oil Field Machinery & Equipment	0.1
Industrial Gases	0.1
Audio/Video Products	0.1
Forestry	0.1
Building Products-Cement	0.1
Metal Processors & Fabrication	0.1
Rental Auto/Equipment	0.1
Transport-Marine	0.1
Electronic Parts Distribution	0.1
Quarrying	0.1
Tools-Hand Held	0.1
Athletic Footwear	0.1
Food-Confectionery	0.1
Electronic Connectors	0.1
Real Estate Management/Services	0.1
Electronic Forms	0.1
Hospital Beds/Equipment	0.1
Medical-Outpatient/Home Medical	0.1
Steel Pipe & Tube	0.1
Hotels/Motels	0.1
Machinery-General Industrial	0.1
Finance-Commercial	0.1
Oil-Field Services	0.1

99.7%

*	Calculated as a percentage of net assets

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 61.5%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.†	15,000	$106,950
Omnicom Group, Inc.	4,000	137,200

		244,150

Aerospace/Defense — 0.7%
BAE Systems PLC ADR	10,000	186,600
Esterline Technologies Corp.†	2,000	94,900
Northrop Grumman Corp.	850	46,274
Raytheon Co.	5,100	246,789
Spirit Aerosystems Holdings, Inc., Class A†	8,900	169,634
Teledyne Technologies, Inc.†	3,075	118,633
The Boeing Co.	11,500	721,625

		1,584,455

Aerospace/Defense-Equipment — 0.0%
Triumph Group, Inc.	1,500	99,945

Agricultural Chemicals — 0.3%
Potash Corp. of Saskatchewan, Inc.	4,620	398,429
Syngenta AG ADR	5,500	252,175

		650,604

Agricultural Operations — 0.0%
Archer-Daniels-Midland Co.	1,800	46,476

Airlines — 0.2%
Alaska Air Group, Inc.†	1,450	65,177
AMR Corp.†	16,000	108,480
Cathay Pacific Airways, Ltd. ADR	3,700	35,964
Continental Airlines, Inc., Class B†	8,300	182,600

		392,221

Airport Development/Maintenance — 0.0%
MAP Group(1)	23,600	52,981

Apparel Manufacturers — 0.3%
Carter’s, Inc.†	3,200	84,000
Columbia Sportswear Co.	1,150	53,670
VF Corp.	6,400	455,552

		593,222

Appliances — 0.1%
Electrolux AB ADR Series B	4,500	206,775

Applications Software — 0.7%
Actuate Corp.†	4,555	20,270
Microsoft Corp.	62,000	1,426,620
Quest Software, Inc.†	1,175	21,197
Red Hat, Inc.†	4,000	115,760

		1,583,847

Athletic Footwear — 0.1%
NIKE, Inc., Class B	2,130	143,882

Audio/Video Products — 0.1%
Sony Corp. ADR	7,000	186,760

Auto-Cars/Light Trucks — 0.8%
Ford Motor Co.†	113,500	1,144,080
Honda Motor Co., Ltd ADR	9,800	281,750
Nissan Motor Co., Ltd. ADR	12,000	166,320
Toyota Motor Co. ADR	3,025	207,424

		1,799,574

Auto-Heavy Duty Trucks — 0.2%
New Flyer Industries, Inc.(7)	15,300	140,561
PACCAR, Inc.	9,155	365,010

		505,571

Auto/Truck Parts & Equipment-Original — 0.2%
Johnson Controls, Inc.	9,150	245,860
Magna International, Inc., Class A	2,900	191,284

		437,144

Banks-Commercial — 1.3%
Australia & New Zealand Banking Group, Ltd. ADR	7,000	126,000
Banco Bilbao Vizcaya Argentaria ADR	15,000	154,350
Banco Santander SA ADR	78,000	819,000
Bank of Nova Scotia	14,020	645,200
City National Corp.	678	34,734
Cullen/Frost Bankers, Inc.	2,185	112,309
DBS Group Holdings, Ltd. ADR	3,000	115,590
East West Bancorp, Inc.	1,391	21,213
F.N.B. Corp.	5,900	47,377
FirstMerit Corp.	4,322	74,036
Hang Seng Bank, Ltd. ADR	5,000	66,550
Intesa Sanpaolo SpA ADR	5,000	80,500
Royal Bank of Canada	7,000	334,530
Signature Bank†	2,300	87,423
TCF Financial Corp.	5,630	93,514
Trustco Bank Corp. NY	9,500	53,200
Westamerica Bancorporation	450	23,634

		2,889,160

Banks-Fiduciary — 0.5%
Northern Trust Corp.	11,100	518,370
State Street Corp.	1,450	49,039
The Bank of New York Mellon Corp.	27,058	668,062

		1,235,471

Banks-Super Regional — 1.4%
Capital One Financial Corp.	20,000	806,000
Comerica, Inc.	2,000	73,660
Fifth Third Bancorp	42,000	516,180
Huntington Bancshares, Inc.	10,000	55,400
PNC Financial Services Group, Inc.	3,500	197,750
US Bancorp	12,925	288,874
Wells Fargo & Co.	50,123	1,283,149

		3,221,013

Beverages-Non-alcoholic — 0.4%
Dr Pepper Snapple Group, Inc.	700	26,173
PepsiCo, Inc.	12,987	791,558
The Coca-Cola Co.	3,100	155,372

		973,103

Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	525	30,046

Brewery — 0.2%
Anheuser-Busch InBev NV ADR†	3,200	153,632
Kirin Holdings Co., Ltd. ADR	5,500	69,190
Molson Coors Brewing Co., Class B	1,800	76,248
SABMiller PLC ADR	6,200	172,980

		472,050

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Building & Construction Products-Misc. — 0.0%
Simpson Manufacturing Co., Inc.	1,825	$44,804

Building Products-Cement — 0.1%
Cemex SAB de CV ADR†	1,430	13,828
CRH PLC ADR	8,000	167,200

		181,028

Building Products-Doors & Windows — 0.0%
Apogee Enterprises, Inc.	1,194	12,931

Building-Heavy Construction — 0.0%
Granite Construction, Inc.	1,500	35,370

Building-Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.†	1,300	12,922

Building-Residential/Commercial — 0.0%
KB Home	1,450	15,950

Cable/Satellite TV — 0.1%
Time Warner Cable, Inc.	3,513	182,957

Casino Hotels — 0.3%
Las Vegas Sands Corp.†	30,000	664,200

Cellular Telecom — 0.4%
China Mobile, Ltd. ADR	450	22,234
NTT DoCoMo, Inc. ADR	10,000	150,800
Syniverse Holdings, Inc.†	4,500	92,025
Vodafone Group PLC ADR	28,925	597,880

		862,939

Chemicals-Diversified — 0.5%
Akzo Nobel NV ADR	2,600	134,550
BASF AG ADR	4,000	219,400
E.I. du Pont de Nemours & Co.	7,000	242,130
FMC Corp.	385	22,111
Huntsman Corp.	7,800	67,626
The Dow Chemical Co.	16,200	384,264

		1,070,081

Chemicals-Specialty — 0.2%
Ashland, Inc.	2,000	92,840
Cabot Corp.	3,900	94,029
Lubrizol Corp.	2,900	232,899
NewMarket Corp.	600	52,392
Sigma-Aldrich Corp.	425	21,178

		493,338

Coal — 0.0%
Alliance Resource Partners L.P.	900	40,473

Coatings/Paint — 0.1%
RPM International, Inc.	4,700	83,848
Valspar Corp.	6,600	198,792

		282,640

Commercial Services — 0.1%
Healthcare Services Group, Inc.	3,000	56,850
Weight Watchers International, Inc.	5,000	128,450

		185,300

Commercial Services-Finance — 1.2%
Automatic Data Processing, Inc.	5,800	233,508
Global Cash Access Holdings, Inc.†	10,000	72,100
Lender Processing Services, Inc.	5,931	185,700
Mastercard, Inc., Class A	4,900	977,697
TNS, Inc.†	3,500	61,040
Total System Services, Inc.	5,000	68,000
Visa, Inc., Class A	14,150	1,001,112

		2,599,157

Computer Aided Design — 0.0%
Autodesk, Inc.†	1,100	26,796

Computer Services — 0.3%
Cognizant Technology Solutions Corp., Class A†	12,000	600,720
Insight Enterprises, Inc.†	4,000	52,640
SYKES Enterprises, Inc.†	4,200	59,766

		713,126

Computers — 1.8%
Apple, Inc.†	10,005	2,516,558
Dell, Inc.†	15,000	180,900
Hewlett-Packard Co.	27,225	1,178,298
International Business Machines Corp.	2,455	303,143

		4,178,899

Computers-Integrated Systems — 0.0%
Diebold, Inc.	1,900	51,775

Computers-Memory Devices — 0.6%
EMC Corp.†	15,000	274,500
NetApp, Inc.†	14,100	526,071
SanDisk Corp.†	8,500	357,595
TDK Corp. ADR	1,500	81,825

		1,239,991

Consumer Products-Misc. — 0.4%
Clorox Co.	5,040	313,286
Jarden Corp.	5,500	147,785
Kimberly-Clark Corp.	5,500	333,465
Tupperware Brands Corp.	3,900	155,415
WD-40 Co.	375	12,525

		962,476

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America	3,300	72,666

Cosmetics & Toiletries — 1.0%
Alberto-Culver Co.	1,200	32,508
The Estee Lauder Cos., Inc., Class A	17,300	964,129
The Procter & Gamble Co.	20,875	1,252,082

		2,248,719

Cruise Lines — 0.0%
Carnival Corp.	900	27,216

Data Processing/Management — 0.1%
Acxiom Corp.†	4,000	58,760
Fidelity National Information Services, Inc.	6,893	184,870

		243,630

Diagnostic Equipment — 0.0%
Immucor, Inc.†	2,500	47,625

Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	2,600	44,200

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Dialysis Centers — 0.0%
DaVita, Inc.†	1,125	$70,245

Distribution/Wholesale — 0.4%
Genuine Parts Co.	20,461	807,186
WESCO International, Inc.†	2,000	67,340

		874,526

Diversified Banking Institutions — 1.4%
Bank of America Corp.	68,400	982,908
Barclays PLC ADR†	13,960	221,824
BNP Paribas ADR	8,500	233,665
Credit Suisse Group AG ADR	6,000	224,580
HSBC Holdings PLC ADR	9,500	433,105
JPMorgan Chase & Co.	4,957	181,476
Mitsubishi UFJ Financial Group, Inc. ADR	38,000	173,280
Societe Generale ADR	13,000	106,990
The Goldman Sachs Group, Inc.	4,000	525,080
UBS AG†	12,000	158,640

		3,241,548

Diversified Financial Services — 0.0%
CBOE Holdings, Inc.†	2,000	65,100

Diversified Manufacturing Operations — 1.5%
3M Co.	6,500	513,435
Barnes Group, Inc.	2,100	34,419
Crane Co.	900	27,189
Dover Corp.	3,600	150,444
Eaton Corp.	2,600	170,144
General Electric Co.	69,011	995,139
Honeywell International, Inc.	6,200	241,986
Illinois Tool Works, Inc.	4,000	165,120
Parker Hannifin Corp.	9,700	537,962
Siemens AG ADR	6,200	555,086
Tomkins PLC ADR	7,000	93,310

		3,484,234

Diversified Minerals — 0.4%
Anglo American PLC ADR	14,835	255,607
BHP Billiton, Ltd. ADR	12,100	750,079

		1,005,686

E-Commerce/Products — 0.5%
Amazon.com, Inc.†	10,955	1,196,943

E-Commerce/Services — 0.4%
NetFlix, Inc.†	600	65,190
priceline.com, Inc.†	4,100	723,814

		789,004

Electric Products-Misc. — 0.3%
Emerson Electric Co.	13,100	572,339

Electric-Integrated — 1.8%
Alliant Energy Corp.	2,900	92,046
Constellation Energy Group, Inc.	4,400	141,900
DTE Energy Co.	1,900	86,659
E.ON AG ADR	3,000	80,400
Edison International	5,875	186,355
Great Plains Energy, Inc.	3,800	64,676
Integrys Energy Group, Inc.	3,800	166,212
International Power PLC ADR	4,000	180,800
NextEra Energy, Inc.	17,100	833,796
Northeast Utilities	9,000	229,320
Pepco Holdings, Inc.	3,400	53,312
PG&E Corp.	2,125	87,337
Progress Energy, Inc.	16,395	643,012
RWE AG ADR	2,500	163,625
SCANA Corp.	2,000	71,520
Scottish & Southern Energy PLC ADR	5,000	82,600
Wisconsin Energy Corp.	7,400	375,476
Xcel Energy, Inc.	30,300	624,483

		4,163,529

Electronic Components-Misc. — 0.3%
Benchmark Electronics, Inc.†	5,000	79,250
CTS Corp.	10,000	92,400
Delta Electronics (Thailand) PCL(2)	103,000	73,458
Garmin, Ltd.	4,300	125,474
Gentex Corp.	3,700	66,526
Koninklijke Philips Electronics NV	4,600	137,264

		574,372

Electronic Components-Semiconductors — 1.6%
Avago Technologies, Ltd.†	1,200	25,272
Broadcom Corp., Class A	40,000	1,318,800
Infineon Technologies AG ADR†	20,000	115,600
Intel Corp.	71,200	1,384,840
LSI Corp.†	4,491	20,659
Microchip Technology, Inc.	27,264	756,303
QLogic Corp.†	1,950	32,409
Supertex, Inc.†	886	21,849

		3,675,732

Electronic Connectors — 0.1%
Thomas & Betts Corp.†	4,000	138,800

Electronic Design Automation — 0.0%
Mentor Graphics Corp.†	1,675	14,824

Electronic Forms — 0.1%
Adobe Systems, Inc.†	4,865	128,582

Electronic Measurement Instruments — 0.0%
FLIR Systems, Inc.†	475	13,818
Itron, Inc.†	815	50,383
Trimble Navigation, Ltd.†	1,100	30,800

		95,001

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	7,200	160,920

Engineering/R&D Services — 0.2%
ABB, Ltd. ADR†	10,000	172,800
Jacobs Engineering Group, Inc.†	5,990	218,276

		391,076

Enterprise Software/Service — 0.4%
BMC Software, Inc.†	4,403	152,476
Informatica Corp.†	975	23,283
JDA Software Group, Inc.†	3,500	76,930
Omnicell, Inc.†	1,700	19,873
Oracle Corp.	20,300	435,638

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Enterprise Software/Service (continued)

SAP AG ADR	3,200	$141,760
Taleo Corp., Class A†	3,000	72,870

		922,830

Finance-Credit Card — 0.5%
American Express Co.	28,000	1,111,600

Finance-Investment Banker/Broker — 0.1%
Nomura Holdings, Inc. ADR	11,000	59,950
The Charles Schwab Corp.	11,825	167,678

		227,628

Finance-Other Services — 0.2%
NYSE Euronext	14,352	396,546

Food-Canned — 0.1%
Del Monte Foods Co.	18,000	259,020

Food-Confectionery — 0.1%
The Hershey Co.	3,000	143,790

Food-Dairy Products — 0.0%
Dean Foods Co.†	2,818	28,377

Food-Meat Products — 0.0%
Hormel Foods Corp.	2,400	97,152

Food-Misc. — 0.9%
American Italian Pasta Co., Class A†	1,000	52,870
B&G Foods, Inc.	8,300	89,474
Campbell Soup Co.	650	23,289
General Mills, Inc.	7,688	273,078
H.J. Heinz Co.	4,000	172,880
Kraft Foods, Inc., Class A	23,790	666,120
Nestle SA ADR†	7,500	361,800
Ralcorp Holdings, Inc.†	370	20,276
Unilever PLC ADR	5,500	147,015
Zhongpin, Inc.†(7)	10,000	117,600

		1,924,402

Food-Retail — 0.5%
Dairy Farm International Holdings, Ltd. ADR	1,961	67,949
Koninklijke Ahold NV ADR	15,000	185,250
Safeway, Inc.	2,625	51,607
The Kroger Co.	6,725	132,415
Whole Foods Market, Inc.†	20,500	738,410

		1,175,631

Food-Wholesale/Distribution — 0.2%
Sysco Corp.	12,400	354,268

Footwear & Related Apparel — 0.0%
Steven Madden, Ltd.†	1,500	47,280

Forestry — 0.1%
Plum Creek Timber Co., Inc.	1,400	48,342
Weyerhaeuser Co.	3,825	134,640

		182,982

Gambling (Non-Hotel) — 0.1%
OPAP SA ADR	38,200	254,412

Gas-Distribution — 0.5%
Energen Corp.	260	11,526
Just Energy Income Fund(3)	6,839	81,332
Northwest Natural Gas Co.	150	6,536
Sempra Energy	18,950	886,670
Vectren Corp.	2,600	61,516

		1,047,580

Gold Mining — 0.4%
Dominion Mining, Ltd.(1)	42,000	96,337
Lihir Gold, Ltd. ADR†	5,800	208,742
Newmont Mining Corp.	9,500	586,530

		891,609

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	3,600	52,704

Hospital Beds/Equipment — 0.1%
Hill-Rom Holdings, Inc.	4,200	127,806

Hotels/Motels — 0.1%
Red Lion Hotels Corp.†	8,610	51,402
Starwood Hotels & Resorts Worldwide, Inc.	1,500	62,145

		113,547

Human Resources — 0.1%
AMN Healthcare Services, Inc.†	1,298	9,709
Emergency Medical Services Corp., Class A†	1,700	83,351
Kforce, Inc.†	6,000	76,500
Resources Connection, Inc.†	1,839	25,010
Robert Half International, Inc.	1,150	27,083
TrueBlue, Inc.†	1,800	20,142

		241,795

Identification Systems — 0.0%
Checkpoint Systems, Inc.†	2,000	34,720

Import/Export — 0.6%
ITOCHU Corp. ADR	3,500	274,750
Mitsubishi Corp. ADR	18,000	747,000
Sumitomo Corp. ADR	22,000	217,360

		1,239,110

Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	2,900	187,949

Instruments-Controls — 0.0%
Woodward Governor Co.	2,500	63,825

Instruments-Scientific — 0.5%
Dionex Corp.†	1,629	121,295
FEI Co.†	2,608	51,404
Thermo Fisher Scientific, Inc.†	21,000	1,030,050
Waters Corp.†	400	25,880

		1,228,629

Insurance-Life/Health — 0.1%
StanCorp Financial Group, Inc.	2,861	115,985
Unum Group	6,000	130,200

		246,185

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Insurance-Multi-line — 1.3%
ACE, Ltd.	22,900	$1,178,892
Allianz SE ADR	33,716	331,765
Assurant, Inc.	2,000	69,400
AXA SA ADR	11,400	173,850
MetLife, Inc.	11,600	438,016
The Allstate Corp.	15,876	456,118
United Fire & Casualty Co.	1,700	33,694
Zurich Financial Services AG ADR	13,000	285,350

		2,967,085

Insurance-Property/Casualty — 1.0%
Chubb Corp.	13,300	665,133
Fidelity National Financial, Inc., Class A	52,542	682,521
Harleysville Group, Inc.	3,000	93,090
HCC Insurance Holdings, Inc.	12,078	299,051
Mercury General Corp.	584	24,201
The Travelers Cos., Inc.	5,200	256,100
Tokio Marine Holdings, Inc. ADR	5,600	146,440

		2,166,536

Insurance-Reinsurance — 0.2%
Alterra Capital Holdings, Ltd.	6,448	121,093
Validus Holdings, Ltd.	9,100	222,222

		343,315

Internet Application Software — 0.0%
Art Technology Group, Inc.†	6,186	21,156

Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†	6,000	411,420
TIBCO Software, Inc.†	8,000	96,480

		507,900

Internet Security — 0.0%
SonicWALL, Inc.†	8,000	94,000

Intimate Apparel — 0.0%
The Warnaco Group, Inc.†	2,000	72,280

Investment Companies — 0.0%
Apollo Investment Corp.	5,200	48,516

Investment Management/Advisor Services — 0.6%
AllianceBernstein Holding LP	22,687	586,232
Ameriprise Financial, Inc.	4,500	162,585
Calamos Asset Management, Inc., Class A	6,000	55,680
Federated Investors, Inc., Class B	18,532	383,798
Franklin Resources, Inc.	1,645	141,782

		1,330,077

Lasers-System/Components — 0.0%
Electro Scientific Industries, Inc.†	700	9,352

Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	4,585	233,789

Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	12,000	720,840
Joy Global, Inc.	1,400	70,126

		790,966

Machinery-Farming — 0.6%
Deere & Co.	19,500	1,085,760
Kubota Corp. ADR	5,000	192,100

		1,277,860

Machinery-General Industrial — 0.1%
IDEX Corp.	2,950	84,282
Middleby Corp.†	500	26,595

		110,877

Machinery-Material Handling — 0.0%
Cascade Corp.	1,056	37,604

Medical Information Systems — 0.0%
Computer Programs & Systems, Inc.	1,500	61,380
Quality Systems, Inc.	151	8,756

		70,136

Medical Instruments — 1.0%
Beckman Coulter, Inc.	2,209	133,181
Edwards Lifesciences Corp.†	3,700	207,274
Intuitive Surgical, Inc.†	3,600	1,136,232
Medtronic, Inc.	13,800	500,526
St. Jude Medical, Inc.†	4,000	144,360
Techne Corp.	525	30,161

		2,151,734

Medical Labs & Testing Services — 0.2%
CML Healthcare Income Fund(3)	5,600	52,236
Covance, Inc.†	4,200	215,544
ICON PLC ADR†	3,800	109,782

		377,562

Medical Products — 0.6%
American Medical Systems Holdings, Inc.†	2,500	55,300
Becton, Dickinson and Co.	1,882	127,261
Covidien PLC	7,000	281,260
Johnson & Johnson	9,578	565,677
Orthofix International N.V.†	2,700	86,535
Teleflex, Inc.	3,458	187,700
Varian Medical Systems, Inc.†	1,150	60,122

		1,363,855

Medical-Biomedical/Gene — 0.8%
Amgen, Inc.†	12,500	657,500
Bio-Rad Laboratories, Inc., Class A†	600	51,894
Celgene Corp.†	10,500	533,610
Dendreon Corp.†	490	15,842
Exelixis, Inc.†	12,000	41,640
Gilead Sciences, Inc.†	9,400	322,232
Life Technologies Corp.†	1,090	51,502
Martek Biosciences Corp.†	1,000	23,710

		1,697,930

Medical-Drugs — 2.6%
Abbott Laboratories	23,700	1,108,686
Allergan, Inc.	2,651	154,447
Array Biopharma, Inc.†	12,000	36,600
AstraZeneca PLC ADR	6,300	296,919
Biovail Corp.	5,400	103,896
Bristol-Myers Squibb Co.	36,484	909,911
Forest Laboratories, Inc.†	1,179	32,340
GlaxoSmithKline PLC ADR	5,900	200,659

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Medical-Drugs (continued)

Medicis Pharmaceutical Corp., Class A	225	$4,923
Merck & Co., Inc.	33,466	1,170,306
Novartis AG ADR	17,200	831,104
Novo Nordisk A/S ADR	2,500	202,550
Pfizer, Inc.	14,627	208,581
PharMerica Corp.†	1	15
Roche Holding AG ADR	9,800	336,140
Sanofi-Aventis ADR†	7,000	210,420
Shire PLC ADR	2,000	122,760

		5,930,257

Medical-Generic Drugs — 0.4%
Mylan, Inc.†	15,000	255,600
Perrigo Co.	2,000	118,140
Teva Pharmaceutical Industries, Ltd. ADR	9,140	475,188
Watson Pharmaceuticals, Inc.†	533	21,624

		870,552

Medical-HMO — 0.2%
AMERIGROUP Corp.†	3,000	97,440
Coventry Health Care, Inc.†	6,000	106,080
Health Net, Inc.†	575	14,013
UnitedHealth Group, Inc.	8,000	227,200

		444,733

Medical-Hospitals — 0.1%
Health Management Associates, Inc., Class A†	10,000	77,700
Universal Health Services, Inc., Class B	5,200	198,380

		276,080

Medical-Nursing Homes — 0.0%
Sun Healthcare Group, Inc.†	1,145	9,252

Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	2,700	118,719

Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	8,000	254,000
McKesson Corp.	2,421	162,594

		416,594

Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	572	58,870
Sims Group, Ltd. ADR	1,500	21,240
Sims Metal Management, Ltd.(1)	2,300	32,747
Timken Co.	2,500	64,975

		177,832

Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	4,330	256,033

Metal-Diversified — 0.2%
Rio Tinto PLC ADR	8,800	383,680

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	825	18,340

Multimedia — 0.2%
The Walt Disney Co.	12,115	381,622
WPP PLC ADR	3,500	163,835

		545,457

Networking Products — 0.7%
Cisco Systems, Inc.†	68,400	1,457,604
Polycom, Inc.†	783	23,326

		1,480,930

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	7,445	221,340
Waste Connections, Inc.†	1,951	68,070
Waste Management, Inc.	5,500	172,095

		461,505

Office Automation & Equipment — 0.1%
Canon, Inc. ADR	6,000	223,860

Oil & Gas Drilling — 0.1%
Nabors Industries, Ltd.†	8,058	141,982
Rowan Cos., Inc.†	3,600	78,984

		220,966

Oil Companies-Exploration & Production — 1.0%
Apache Corp.	1,825	153,647
Berry Petroleum Co., Class A	1,647	42,361
Cimarex Energy Co.	1,900	136,002
CNOOC, Ltd. ADR	260	44,244
Comstock Resources, Inc.†	700	19,404
Concho Resources, Inc.†	1,200	66,396
Daylight Energy, Ltd.	9,800	82,320
Devon Energy Corp.	3,910	238,197
Enerplus Reserve Fund(3)	18,895	407,565
Occidental Petroleum Corp.	6,404	494,068
Penn West Energy Trust(3)	22,700	431,754
Petroquest Energy, Inc.†	12,000	81,120
Vermilion Energy Trust(3)	2,600	82,234
Zargon Energy Trust(3)	4,300	73,434

		2,352,746

Oil Companies-Integrated — 2.2%
BG Group PLC ADR	3,500	261,450
BP PLC ADR	7,100	205,048
Chevron Corp.	18,295	1,241,499
ENI SpA ADR	3,000	109,650
Exxon Mobil Corp.	17,148	978,636
Hess Corp.	3,600	181,224
Marathon Oil Corp.	18,400	572,056
Royal Dutch Shell PLC ADR	5,500	276,210
Statoil ASA ADR	6,500	124,475
Total SA ADR	24,148	1,077,967

		5,028,215

Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	5,400	178,578
Natural Gas Services Group, Inc.†	1,134	17,157

		195,735

Oil Refining & Marketing — 0.1%
Frontier Oil Corp.	10,180	136,921
Valero Energy Corp.	8,800	158,224

		295,145

Oil-Field Services — 0.1%
Schlumberger, Ltd.	50	2,767
Superior Energy Services, Inc.†	5,500	102,685

		105,452

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Paper & Related Products — 0.2%
International Paper Co.	6,500	$147,095
Kimberly-Clark de Mexico SAB de CV ADR	4,000	115,640
Svenska Cellulosa AB ADR	8,000	95,920

		358,655

Pipelines — 0.6%
Enterprise Productions Partners LP	16,376	579,219
Kinder Morgan Energy Partners LP	5,312	345,599
Oneok, Inc.	1,300	56,225
Spectra Energy Corp.	13,816	277,287
The Williams Cos., Inc.	10,000	182,800

		1,441,130

Power Converter/Supply Equipment — 0.0%
Hubbell, Inc., Class B	1,800	71,442

Printing-Commercial — 0.0%
Valassis Communications, Inc.†	2,500	79,300

Publishing-Periodicals — 0.2%
Yellow Pages Income Fund (Toronto)(3)	42,600	238,501
Yellow Pages Income Fund (New York)(3)	31,397	177,393

		415,894

Real Estate Investment Trusts — 4.7%
Acadia Realty Trust	4,673	78,600
Alexandria Real Estate Equities, Inc.	5,499	348,472
AMB Property Corp.	5,500	130,405
American Campus Communities, Inc.	2,300	62,767
American Capital Agency Corp.	3,300	87,186
Annaly Capital Management, Inc.	49,200	843,780
Apartment Investment & Management Co., Class A	3,000	58,110
AvalonBay Communities, Inc.	2,473	230,904
Boston Properties, Inc.	5,000	356,700
Brandywine Realty Trust	10,000	107,500
CapLease, Inc.	9,700	44,717
CBL & Associates Properties, Inc.	9,000	111,960
Chimera Investment Corp.	103,459	373,487
Colonial Properties Trust	7,000	101,710
Digital Realty Trust, Inc.	4,600	265,328
Douglas Emmett, Inc.	4,300	61,146
Dupont Fabros Technology, Inc.	2,500	61,400
EastGroup Properties, Inc.	1,400	49,812
Entertainment Properties Trust	1,700	64,719
Equity Lifestyle Properties, Inc.	2,500	120,575
Equity Residential	6,500	270,660
Essex Property Trust, Inc.	2,240	218,490
Federal Realty Investment Trust	2,200	154,594
General Growth Properties, Inc.	4,500	59,670
Hatteras Financial Corp.	3,400	94,588
HCP, Inc.	19,865	640,646
Health Care REIT, Inc.	12,600	530,712
Hersha Hospitality Trust	9,000	40,680
Home Properties, Inc.	1,800	81,126
Hospitality Properties Trust	5,000	105,500
Host Hotels & Resorts, Inc.	20,813	280,559
Kimco Realty Corp.	17,215	231,370
LaSalle Hotel Properties	5,000	102,850
Liberty Property Trust	800	23,080
Mack-Cali Realty Corp.	6,000	178,380
Medical Properties Trust, Inc.	9,600	90,624
Mid-America Apartment Communities, Inc.	1,300	66,911
National Retail Properties, Inc.	3,300	70,752
Nationwide Health Properties, Inc.	30,550	1,092,773
Omega Healthcare Investors, Inc.	2,900	57,797
ProLogis	8,000	81,040
PS Business Parks, Inc.	1,200	66,936
Public Storage	4,000	351,640
Saul Centers, Inc.	500	20,315
Simon Property Group, Inc.	10,758	868,708
SL Green Realty Corp.	4,600	253,184
Tanger Factory Outlet Centers, Inc.	7,400	306,212
Taubman Centers, Inc.	2,300	86,549
The Macerich Co.	1,768	65,982
Ventas, Inc.	4,800	225,360
Vornado Realty Trust	3,524	257,076
Weingarten Realty Investors	2,300	43,815

		10,577,857

Real Estate Management/Services — 0.1%
CB Richard Ellis Group, Inc., Class A†	5,000	68,050
Jones Lang LaSalle, Inc.	1,000	65,640

		133,690

Real Estate Operations & Development — 0.1%
Brookfield Asset Management, Inc., Class A	11,000	248,820
Sun Hung Kai Properties, Ltd. ADR	6,000	82,140

		330,960

Recreational Vehicles — 0.0%
Polaris Industries, Inc.	1,000	54,620

Rental Auto/Equipment — 0.1%
Aaron’s Inc.	6,202	105,868
McGrath RentCorp.	2,600	59,228

		165,096

Respiratory Products — 0.0%
ResMed, Inc.†	480	29,189

Retail-Apparel/Shoe — 0.2%
Ross Stores, Inc.	2,980	158,804
The Finish Line, Inc., Class A	5,000	69,650
The Gap, Inc.	9,000	175,140

		403,594

Retail-Automobile — 0.0%
Copart, Inc.†	1,750	62,668

Retail-Bedding — 0.3%
Bed Bath & Beyond, Inc.†	21,000	778,680

Retail-Building Products — 0.4%
Home Depot, Inc.	29,850	837,889

Retail-Consumer Electronics — 0.3%
Best Buy Co., Inc.	21,000	711,060

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Retail-Discount — 0.8%
Big Lots, Inc.†	4,500	$144,405
Costco Wholesale Corp.	7,030	385,455
Wal-Mart Stores, Inc.	24,300	1,168,101

		1,697,961

Retail-Drug Store — 0.0%
CVS Caremark Corp.	1,500	43,980

Retail-Jewelry — 0.1%
Signet Jewelers, Ltd.†	5,000	137,500
Tiffany & Co.	4,900	185,759

		323,259

Retail-Major Department Stores — 0.2%
Marks & Spencer Group PLC ADR	12,000	118,080
Nordstrom, Inc.	4,332	139,447
TJX Cos., Inc.	4,000	167,800

		425,327

Retail-Petroleum Products — 0.0%
Suburban Propane Partners, LP	2,200	102,960

Retail-Regional Department Stores — 0.3%
Kohl’s Corp.†	15,000	712,500

Retail-Restaurants — 0.9%
Chipotle Mexican Grill, Inc.†	1,000	136,810
DineEquity, Inc.†	2,000	55,840
Jack in the Box, Inc.†	1,650	32,093
McDonald’s Corp.	14,750	971,582
Starbucks Corp.	37,830	919,269
Yum! Brands, Inc.	450	17,568

		2,133,162

Retail-Sporting Goods — 0.0%
Big 5 Sporting Goods Corp.	2,000	26,280

Savings & Loans/Thrifts — 0.4%
Hudson City Bancorp, Inc.	45,100	552,024
Washington Federal, Inc.	26,071	421,829

		973,853

Schools — 0.1%
American Public Education, Inc.†	2,300	100,510
Corinthian Colleges, Inc.†	5,000	49,250
Grand Canyon Education, Inc.†	3,000	70,290

		220,050

Semiconductor Components-Integrated Circuits — 0.5%
Marvell Technology Group, Ltd.†	42,000	661,920
Maxim Integrated Products, Inc.	11,100	185,703
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	39,856	388,995

		1,236,618

Semiconductor Equipment — 0.3%
Aixtron AG ADR	5,000	119,150
Applied Materials, Inc.	18,300	219,966
ASML Holding NV	7,000	192,290
Cabot Microelectronics Corp.†	2,000	69,180
Novellus Systems, Inc.†	400	10,144

		610,730

Steel Pipe & Tube — 0.1%
Armtec Infrastructure Income Fund(3)	6,600	115,626

Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	1,490	53,864
Schnitzer Steel Industries, Inc., Class A	1,852	72,598

		126,462

Steel-Specialty — 0.2%
Allegheny Technologies, Inc.	8,500	375,615

Telecom Services — 0.4%
BCE, Inc.	15,600	456,612
Consolidated Communications Holdings, Inc.	6,300	107,163
Singapore Telecommunications, Ltd. ADR	5,000	106,700
Telenor ASA ADR	3,500	131,705

		802,180

Telecommunication Equipment — 0.0%
Tellabs, Inc.	8,000	51,120

Telephone-Integrated — 1.3%
AT&T, Inc.	40,525	980,300
BT Group PLC ADR	5,000	96,050
CenturyLink, Inc.	2,900	96,599
Nippon Telegraph & Telephone Corp. ADR	4,400	89,496
Portugal Telecom SGPS SA ADR	11,000	109,120
Qwest Communications International, Inc.	61,200	321,300
Royal KPN NV ADR	8,000	102,160
Telefonica SA ADR	7,400	410,922
Verizon Communications, Inc.	21,075	590,521
Windstream Corp.	2,894	30,561

		2,827,029

Textile-Apparel — 0.0%
Cherokee, Inc.	3,016	51,574

Tobacco — 0.3%
British American Tobacco PLC ADR	5,000	316,500
Imperial Tobacco Group PLC ADR	5,600	311,976
Lorillard, Inc.	2,000	143,960

		772,436

Tools-Hand Held — 0.1%
Makita Corp. ADR	3,000	80,370
Snap-On, Inc.	1,800	73,638

		154,008

Toys — 0.6%
Hasbro, Inc.	1,700	69,870
Mattel, Inc.	61,275	1,296,579

		1,366,449

Transport-Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.†	1,683	18,850

Transport-Marine — 0.1%
Alexander & Baldwin, Inc.	2,000	59,560
Tidewater, Inc.	2,700	104,544

		164,104

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Transport-Rail — 0.6%
MTR Corp. ADR	3,000	$100,950
Norfolk Southern Corp.	9,100	482,755
Union Pacific Corp.	11,875	825,431

		1,409,136

Transport-Services — 0.4%
Expeditors International of Washington, Inc.	4,525	156,158
FedEx Corp.	8,000	560,880
United Parcel Service, Inc., Class B	3,000	170,670

		887,708

Transport-Truck — 0.0%
Con-way, Inc.	1,262	37,885

Travel Services — 0.0%
Ambassadors Group, Inc.	2,102	23,732

Veterinary Diagnostics — 0.0%
VCA Antech, Inc.†	2,507	62,073

Vitamins & Nutrition Products — 0.2%
Herbalife, Ltd.	1,700	78,285
Mead Johnson Nutrition Co.	9,388	470,527

		548,812

Water — 0.0%
California Water Service Group	1,100	39,270

Water Treatment Systems — 0.0%
Energy Recovery, Inc.†	1,985	7,940

Web Hosting/Design — 0.1%
Equinix, Inc.†	4,000	324,880

Web Portals/ISP — 0.5%
Google, Inc., Class A†	2,473	1,100,361

Wireless Equipment — 0.2%
Nokia OYJ ADR	9,300	75,795
QUALCOMM, Inc.	775	25,451
RF Micro Devices, Inc.†	20,000	78,200
Telefonaktiebolaget LM Ericsson ADR	18,000	198,360

		377,806

Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.	1,211	14,314

Total Common Stock (cost $136,418,454)		139,235,884

EXCHANGE-TRADED FUNDS — 0.0%
iShares Russell 3000 Index Fund (cost $6,411)	100	6,108

PREFERRED STOCK — 0.9%
Banks-Super Regional — 0.1%
National City Capital Trust II 6.63%(6)	3,900	90,636
National City Capital Trust III 6.63%(6)	2,889	65,696
National City Capital Trust IV 8.00%(6)	2,500	63,100

		219,432

Insurance-Reinsurance — 0.6%
Aspen Insurance Holdings, Ltd. 5.63%	25,000	$1,270,250

Real Estate Investment Trusts — 0.2%
Alexandria Real Estate Equities, Inc. Series D 7.00%	3,200	69,344
Ashford Hospitality Trust, Inc. Series A 8.55%	3,500	78,400
CapLease, Inc. Series A 8.13%	900	21,519
CommonWealth REIT Series D 6.50%	2,500	46,650
Huntington Preferred Capital, Inc. 7.88%	1,700	39,525
Public Storage Series M 6.63%	5,800	141,288
Public Storage Series K 7.25%	1,600	40,560

		437,286

Total Preferred Stock (cost $1,826,558)		1,926,968

ASSET BACKED SECURITIES — 1.9%
Diversified Financial Services — 1.9%
ACE Securities Corp. Series 2005-WF1, Class A2C 0.69% due 05/25/35(6)	$632,650	578,020
BCAP LLC Trust Series 2009-RR13, Class 13A3 5.25% due 03/26/37(5)(6)*	396,392	390,649
Countrywide Asset-Backed Certs. Series 2004-7, Class MV2 1.00% due 12/25/34(6)	154,190	149,254
Countrywide Home Loan Mtg. Pass Through Trust Series 2003-50, Class A1 5.00% due 11/25/18(5)	383,225	394,157
Countrywide Home Loan Mtg. Pass Through Trust Series 2004-4, Class A5 5.25% due 05/25/34(5)	747,034	719,943
CS First Boston Mtg. Securities Corp. Series 2003-8, Class 1A1 5.75% due 04/25/33(5)	408,666	407,989
Lehman Mtg. Trust Series 2006-2, Class 2A2 5.75% due 04/25/36(5)	236,466	235,513
Merrill Lynch First Franklin Mtg. Loan Trust Series 2007-5, Class 2A1 1.05% due 10/25/37(6)	59,511	58,098
Wachovia Bank Commercial Mtg. Trust Series 2005-C19, Class A6 4.70% due 05/15/44	500,000	521,166

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)

Wells Fargo Mtg. Backed Securities Trust Series 2007-4, Class A3 6.00% due 04/25/37(5)	$1,000,000	$821,024

Total Asset Backed Securities (cost $4,331,584)		4,275,813

CONVERTIBLE BONDS & NOTES — 0.2%
Medical Products — 0.1%
China Medical Technologies, Inc. Bonds 4.00% due 08/15/13	500,000	328,750

Pharmacy Services — 0.1%
Omnicare, Inc. Company Guar. Notes 3.25% due 12/15/35	250,000	206,875

Total Convertible Bonds & Notes (cost $565,950)		535,625

U.S. CORPORATE BONDS & NOTES — 12.8%
Aerospace/Defense — 0.3%
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	500,000	578,514

Agricultural Operations — 0.1%
Cargill, Inc. Senior Notes 5.20% due 01/22/13*	250,000	269,230

Airlines — 0.0%
Northwest Airlines, Inc. Company Guar. Sec. Pass Through Certs. Series 96-1 8.97% due 01/02/15†(7)(8)	26,006	3

Banks-Commercial — 0.1%
SunTrust Bank FDIC Guar. Notes 3.00% due 11/16/11	250,000	257,893

Banks-Super Regional — 0.6%
Wells Fargo & Co. Senior Notes 4.38% due 01/31/13	250,000	264,293
Wells Fargo & Co. Sub. Notes 4.63% due 04/15/14	750,000	795,769
Wells Fargo & Co. Jr. Sub. Bonds 7.98% due 03/29/18(9)(10)	250,000	257,500

		1,317,562

Cable TV — 0.0%
FrontierVision Operating Partnership LP Senior Sub. Notes 11.00% due 10/15/07†(7)(8)	500,000	0

Cable/Satellite TV — 0.2%
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/37	500,000	538,914

Casino Hotels — 0.1%
MGM Resorts International Senior Sec. Notes 11.13% due 11/15/17	250,000	275,625

Casino Services — 0.4%
Peninsula Gaming LLC Company Guar. Notes 10.75% due 08/15/17	1,000,000	995,000

Commercial Services — 0.1%
Ceridian Corp. Senior Notes 11.25% due 11/15/15(4)	250,000	225,625

Computers — 0.1%
Hewlett-Packard Co. Senior Notes 4.25% due 02/24/12	250,000	263,450

Diversified Banking Institutions — 1.1%
Bank of America Corp. Jr. Sub. Notes 8.13% due 12/29/18(9)(10)	750,000	724,447
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	1,180,000	1,180,236
Morgan Stanley Senior Notes 6.25% due 08/09/26	500,000	491,789

		2,396,472

Electric-Integrated — 1.6%
Metropolitan Edison Co. Senior Notes 4.95% due 03/15/13	500,000	526,495
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	1,250,000	1,162,500
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/22	500,000	602,771
Pacificorp 1st Mtg. Bonds 5.25% due 06/15/35	1,000,000	1,004,957
Virginia Electric and Power Co. Senior Notes 5.10% due 11/30/12	250,000	271,314

		3,568,037

Energy-Alternate Sources — 0.0%
Covanta Energy Corp. Escrow Notes 9.25% due 03/01/22†(7)(8)	1,500,000	0
Ogden Corp. Escrow Notes 9.25% due 03/01/22†(7)(8)	1,500,000	0

		0

Finance-Auto Loans — 0.1%
PACCAR Financial Corp. Notes 2.05% due 06/17/13	250,000	251,137

Finance-Commercial — 0.1%
Caterpillar Financial Services Corp. Senior Notes 4.85% due 12/07/12	100,000	108,063

Finance-Investment Banker/Broker — 0.2%
Jefferies Group, Inc. Senior Notes 7.75% due 03/15/12	500,000	539,705

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Food-Misc. — 0.1%
Kellogg Co. Senior Notes 5.13% due 12/03/12	$204,000	$221,591

Gas-Distribution — 0.2%
Sempra Energy Senior Notes 6.00% due 10/15/39	500,000	530,519

Independent Power Producers — 0.1%
NRG Energy, Inc. Company Guar. Notes 8.50% due 06/15/19	250,000	254,063

Insurance-Life/Health — 0.1%
New York Life Global Funding Senior Notes 5.25% due 10/16/12*	250,000	270,903

Insurance-Property/Casualty — 0.2%
Fidelity National Financial, Inc. Notes 6.60% due 05/15/17	500,000	498,534

Medical-HMO — 0.1%
UnitedHealth Group, Inc. Senior Notes 4.88% due 02/15/13	250,000	268,634

Medical-Hospitals — 0.4%
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	750,000	795,000

MRI/Medical Diagnostic Imaging — 0.4%
Alliance HealthCare Services, Inc. Senior Notes 8.00% due 12/01/16*	1,000,000	925,000

Multimedia — 0.8%
COX Enterprises, Inc. Senior Notes 7.88% due 09/15/10*	1,500,000	1,518,549
The Walt Disney Co. Senior Notes 4.70% due 12/01/12	150,000	162,683

		1,681,232

Non-Hazardous Waste Disposal — 0.2%
Waste Management, Inc. Senior Notes 7.38% due 08/01/10	500,000	502,193

Oil Companies-Exploration & Production — 0.1%
Apache Corp. Senior Notes 6.25% due 04/15/12	270,000	291,569

Oil Refining & Marketing — 0.1%
Tesoro Corp. Company Guar. Notes 6.25% due 11/01/12	250,000	250,000

Physical Therapy/Rehabilitation Centers — 0.1%
Healthsouth Corp. Company Guar. Notes 10.75% due 06/15/16	250,000	270,000

Pipelines — 1.2%
El Paso Natural Gas Co. Senior Notes 7.50% due 11/15/26	1,500,000	1,639,347
El Paso Natural Gas Co. Senior Notes 8.38% due 06/15/32	500,000	584,995
Southern Natural Gas Co. Senior Notes 8.00% due 03/01/32	500,000	566,559

		2,790,901

Publishing-Books — 0.5%
Reed Elsevier Capital Company Guar. Notes 6.75% due 08/01/11	1,000,000	1,051,085

Quarrying — 0.1%
Vulcan Materials Co. Senior Notes 5.60% due 11/30/12	150,000	160,600

Real Estate Investment Trusts — 1.3%
AvalonBay Communities, Inc. Senior Notes 5.50% due 01/15/12	250,000	262,176
BioMed Realty LP Company Guar. Notes 6.13% due 04/15/20*	500,000	520,601
Health Care Property Investors, Inc. Senior Notes 6.00% due 03/01/15	750,000	790,694
Nationwide Health Properties, Inc. Senior Notes 6.25% due 02/01/13	250,000	268,518
Shurgard Storage Centers, Inc. Senior Notes 5.88% due 03/15/13	1,000,000	1,082,377

		2,924,366

Real Estate Operations & Development — 0.1%
ERP Operating LP Notes 5.50% due 10/01/12	150,000	159,375

Retail-Automobile — 0.2%
Asbury Automotive Group, Inc. Company Guar. Notes 8.00% due 03/15/14	250,000	246,875
Sonic Automotive, Inc. Company Guar. Notes 9.00% due 03/15/18	250,000	253,750

		500,625

Retail-Regional Department Stores — 0.3%
Neiman-Marcus Group, Inc. Senior Sub. Notes 10.38% due 10/15/15	750,000	763,125

Savings & Loans/Thrifts — 0.0%
Washington Mutual Bank Sub. Notes 5.50% due 01/15/13(11)	125,000	625

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

Special Purpose Entities — 0.2%
CCM Merger, Inc. Notes 8.00% due 08/01/13*	$250,000	$228,750
QHP Royalty Sub LLC Senior Sec. Notes 10.25% due 03/15/15*(7)	208,029	211,876

		440,626

Steel-Producers — 0.2%
Nucor Corp. Senior Notes 5.00% due 12/01/12	300,000	326,051

Telecom Services — 0.5%
Qwest Corp. Senior Notes 8.88% due 03/15/12	1,000,000	1,072,500

Telephone-Integrated — 0.1%
AT&T, Inc. Senior Notes 4.95% due 01/15/13	150,000	162,822

Transport-Services — 0.1%
United Parcel Service, Inc. Senior Notes 4.50% due 01/15/13	250,000	270,159

Total U.S. CORPORATE BONDS & NOTES (cost $27,643,379)		28,967,328

FOREIGN CORPORATE BONDS & NOTES — 1.4%
Cruise Lines — 0.2%
Royal Caribbean Cruises, Ltd. Senior Notes 8.75% due 02/02/11	500,000	512,500

Medical-Drugs — 0.3%
Elan Corp. PLC Company Guar. Notes 8.75% due 10/15/16*	750,000	728,438

Oil Companies-Exploration & Production — 0.2%
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	500,000	435,000

Oil Companies-Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 4.75% due 03/10/19	500,000	415,336
Petro-Canada Senior Notes 4.00% due 07/15/13	1,000,000	1,048,262

		1,463,598

Total Foreign Corporate Bonds & Notes (cost $3,041,101)		3,139,536

U.S. GOVERNMENT AGENCIES — 17.5%
Federal Home Loan Mtg. Corp. — 8.4%
2.88% due 02/09/15	1,000,000	1,041,719
4.50% due 01/15/15	500,000	557,558
4.50% due 07/01/19	582,088	620,350
4.50% due 06/01/35	928,559	970,228
4.50% due 07/01/39	722,984	750,006
4.50% due 09/01/39	978,978	1,015,567
5.00% due 06/01/33	350,606	374,236
5.00% due 08/01/33	1,028,069	1,095,240
5.00% due 05/01/34	1,608,548	1,707,390
5.00% due 04/01/35	517,474	549,272
5.00% due 01/01/40	491,795	520,939
5.50% due 11/01/17	115,027	124,867
5.50% due 01/01/18	141,261	153,346
5.50% due 11/01/18	261,086	283,584
5.50% due 05/01/31	151,264	163,324
5.50% due 11/01/32	333,816	360,386
5.50% due 08/01/33	299,697	324,353
5.50% due 12/01/33	507,688	548,097
5.50% due 01/01/34	450,789	486,246
5.50% due 09/01/35	576,065	620,296
5.50% due 01/01/36	504,365	543,091
5.50% due 04/01/36	557,247	599,162
6.00% due 04/01/17	85,907	93,108
6.00% due 05/01/17	147,346	159,773
6.00% due 05/01/31	75,358	83,181
6.00% due 09/01/32	44,556	49,056
6.00% due 12/01/33	284,005	313,757
6.00% due 05/01/34	413,687	454,047
6.00% due 01/01/35	845,640	929,270
6.00% due 06/01/38	760,745	827,120
6.50% due 02/01/14	28,964	31,471
6.50% due 01/01/32	204,331	226,864
7.00% due 02/01/15	10,016	10,789
7.00% due 03/01/15	30,880	33,331
7.00% due 06/01/15	10,110	10,957
7.00% due 03/01/16	24,556	26,614
7.00% due 01/01/32	32,413	36,869
7.50% due 12/01/30	67,200	76,947
7.50% due 01/01/31	64,190	73,500
7.50% due 02/01/31	11,595	13,277
8.00% due 08/01/30	13,332	15,371
REMIC
Series 3633, Class LA
4.50% due 03/15/38(5)	462,672	495,114
Series 3200, Class GA
5.50% due 10/15/27(5)	135,751	136,967
Series 2808, Class PG
5.50% due 04/15/33(5)	600,000	644,244
Series 3632, Class BH
5.50% due 12/15/33(5)	500,000	540,138
Series 3341, Class PA
6.00% due 09/15/29(5)	224,183	230,033

		18,921,055

Federal National Mtg. Assoc. — 7.2%
4.50% due 11/01/19	598,850	638,775
5.00% due 01/01/18	403,207	433,668
5.00% due 06/01/18	503,162	542,848
5.00% due 10/01/18	339,231	365,849
5.00% due 04/01/34	812,410	863,346
5.00% due 06/01/34	584,529	621,178
5.00% due 08/01/35	419,276	445,040
5.50% due 01/01/17	168,238	182,844
5.50% due 02/01/33	550,793	596,470
5.50% due 05/01/33	290,078	313,622
5.50% due 02/01/34	942,408	1,013,635
5.50% due 04/01/34	273,816	294,882
5.50% due 08/01/34	250,204	269,062

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)

5.50% due 09/01/34	$783,111	$842,154
5.50% due 01/01/35	516,540	556,281
5.50% due 02/01/35	514,047	553,114
5.50% due 06/01/38	424,837	456,637
6.00% due 08/01/18	41,278	45,143
6.00% due 05/01/31	46,534	51,372
6.00% due 08/01/31	286,611	316,409
6.00% due 04/01/32	130,555	144,007
6.00% due 01/01/34	367,343	404,617
6.00% due 04/01/37	587,685	638,502
6.50% due 06/01/19	31,799	35,172
6.50% due 09/01/24	70,044	77,575
6.50% due 09/01/25	13,775	15,233
6.50% due 11/01/25	22,203	24,563
6.50% due 05/01/26	25,174	27,839
6.50% due 11/01/27	1,279	1,415
6.50% due 07/01/29	110,543	124,618
6.50% due 07/01/31	8,553	9,549
6.50% due 01/01/32	32,650	36,452
6.50% due 03/01/32	158,727	177,214
6.50% due 04/01/32	238,553	266,337
6.50% due 12/01/32	81,129	90,578
6.50% due 07/01/34	176,513	196,788
7.00% due 05/01/15	1,610	1,749
7.00% due 12/01/15	1,419	1,543
7.00% due 01/01/16	33,156	36,040
7.00% due 04/01/16	10,565	11,588
7.00% due 05/01/29	23,913	27,110
7.00% due 09/01/29	8,452	9,576
7.00% due 12/01/29	1,800	1,993
7.00% due 01/01/31	7,856	8,895
7.00% due 07/01/31	25,846	29,275
7.50% due 02/01/16	85,796	94,625
7.50% due 11/01/30	36,458	40,195
7.50% due 01/01/31	121,593	138,649
7.50% due 02/01/31	29,330	33,450
7.50% due 03/01/31	31,795	35,095
8.00% due 01/01/16	171,535	188,070
REMIC
Series 2009-19, Class PW
4.50% due 10/25/36(5)	300,000	318,759
Series 2010-22, Class PE
5.00% due 03/25/40(5)	500,000	537,736
Series 2010-31, Class AC
5.00% due 04/25/40(5)	500,000	538,131
Series 2007-79, Class MD
5.50% due 12/25/35(5)	1,000,000	1,096,168
Series 2006-7, Class TB
6.00% due 02/25/31(5)	1,000,000	1,030,354
Series 1993-248, Class SA
6.14% due 08/25/23(5)(6)	113,349	118,927
Series 2002-16, Class TM
7.00% due 04/25/32(5)	373,759	422,199

		16,392,915

Government National Mtg. Assoc. — 1.9%
4.00% due 03/20/40	1,491,399	1,516,809
5.50% due 07/20/33	456,522	497,378
5.50% due 02/20/34	322,845	351,186
5.50% due 03/20/34	304,159	330,859
6.00% due 05/20/32	120,568	133,587
6.00% due 07/20/33	248,414	275,859
6.00% due 08/15/34	354,756	390,376
6.50% due 11/15/23	59,378	65,658
6.50% due 12/15/23	210,408	232,662
6.50% due 02/15/24	65,173	72,547
6.50% due 03/20/27	5,180	5,846
6.50% due 04/20/27	23,351	26,354
6.50% due 07/15/32	75,894	84,576
6.50% due 04/20/34	152,627	169,454
7.00% due 12/15/22	16,229	18,282
7.00% due 05/15/23	4,619	5,211
7.00% due 06/15/23	6,076	6,855
7.00% due 12/15/23	12,367	13,944
7.00% due 04/15/28	13,734	15,600
7.50% due 08/15/30	16,120	18,372
7.50% due 09/15/30	5,108	5,822
7.50% due 11/15/30	45,368	51,705
7.50% due 01/15/31	24,992	28,543
REMIC
Series 2002-70, Class PA 4.50% due 08/20/32(5)	55,051	57,937

		4,375,422

Total U.S. Government Agencies (cost $37,249,651)		39,689,392

FOREIGN GOVERNMENT AGENCIES — 0.4%
Sovereign — 0.4%
Federal Republic of Brazil Notes 8.00% due 01/15/18 (cost $622,086)	703,111	815,609

U.S. GOVERNMENT TREASURIES — 0.9%
U.S. Treasury Bonds — 0.5%
4.25% due 05/15/39	1,000,000	1,057,344

U.S. Treasury Notes — 0.4%
1.88% due 02/28/14	1,000,000	1,019,062

Total U.S. Government Treasuries (cost $1,960,645)		2,076,406

Total Long-Term Investment Securities (cost $213,665,819)		220,668,669

REPURCHASE AGREEMENT — 2.2%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 06/30/2010, to be repurchased 07/01/2010 in the amount of $5,033,000 and collateralized by $4,935,000 of United States Treasury Notes, bearing interest at 2.50% due 04/30/15 and having an approximate value of $5,134,374 (cost $5,033,000)	5,033,000	5,033,000

TOTAL INVESTMENTS (cost $218,698,819)(12)	99.7%	225,701,669
Other assets less liabilities	0.3	783,694

NET ASSETS	100.0%	$226,485,363

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited) — (continued)

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2010, the aggregate value of these securities was $5,063,996 representing 2.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at June 30, 2010. The aggregate value of these securities was $182,065 representing 0.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 2 for disclosures based on the securities valuation inputs; see Note 2.
(3)	Consists of more than one type of security traded together as a unit.
(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(5)	Collateralized Mortgage Obligation
(6)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2010.
(7)	Illiquid security. At June 30, 2010, the aggregate value of these securities was $470,040 representing 0.2% of net assets.
(8)	Fair valued security. Securities are classified as Level 3 disclosures based on the securities valuation inputs; see Note 2.
(9)	Variable Rate Security — the rate reflected is as of June 30, 2010, maturity date reflects next reset date.
(10)	Perpetual maturity — maturity date reflects the next call date.
(11)	Bond in default
(12)	See Note 6 for cost of investments on a tax basis.
ADR — American Depository Receipt
FDIC — Federal Deposit Insurance Corporation
REMIC — Real Estate Mortgage Investment Conduit

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010 (see Note 2):

	Level 1-Unadjusted	Level 2-Other		Level 3-Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock	$138,980,361	$255,523	#	$—	$139,235,884
Exchange-Traded Funds	6,108	—		—	6,108
Preferred Stock	1,926,968	—		—	1,926,968
Asset Backed Securities	—	4,275,813		—	4,275,813
Convertible Bonds & Notes	—	535,625		—	535,625
U.S. Corporate Bonds & Notes	—	28,967,325		3	28,967,328
Foreign Corporate Bonds & Notes	—	3,139,536		—	3,139,536
U.S. Government Agencies	—	39,689,392		—	39,689,392
Foreign Government Agencies	—	815,609		—	815,609
U.S. Government Treasuries	—	2,076,406		—	2,076,406
Repurchase Agreement	—	5,033,000		—	5,033,000

Total	$140,913,437	$84,788,229		$3	$225,701,669

#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $182,065 representing 0.1% of net assets. (See Note 2)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

U.S. Corporate
Bonds & Notes

Balance as of 12/31/2009	$3
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 06/30/2010	$3

See Notes to Financial Statements

Anchor Series Trust Growth and Income Portfolio
PORTFOLIO PROFILE — June 30, 2010 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	5.1%
Diversified Manufacturing Operations	5.0
Medical-Drugs	4.9
Oil Companies-Exploration & Production	4.6
Computers	4.3
Cosmetics & Toiletries	3.1
Computers-Memory Devices	2.9
Retail-Major Department Stores	2.9
Banks-Super Regional	2.8
Beverages-Non-alcoholic	2.8
Networking Products	2.7
Applications Software	2.3
Investment Management/Advisor Services	2.2
Enterprise Software/Service	2.1
Telephone-Integrated	2.0
Machinery-Pumps	2.0
Transport-Services	2.0
Retail-Discount	1.9
Metal Processors & Fabrication	1.9
Web Portals/ISP	1.9
Retail-Restaurants	1.9
Retail-Apparel/Shoe	1.6
Television	1.6
Oil Companies-Integrated	1.6
Commercial Services	1.5
Electric-Integrated	1.5
Medical-Generic Drugs	1.4
Repurchase Agreements	1.4
Coal	1.4
Wireless Equipment	1.3
Oil & Gas Drilling	1.3
Financial Guarantee Insurance	1.3
Tobacco	1.2
Instruments-Scientific	1.2
E-Commerce/Services	1.2
Medical-Biomedical/Gene	1.2
Oil Field Machinery & Equipment	1.1
Semiconductor Components-Integrated Circuits	1.1
Medical-HMO	1.1
Metal-Diversified	1.0
Schools	1.0
Insurance-Multi-line	1.0
Banks-Commercial	1.0
Machinery-Farming	0.9
Retail-Building Products	0.9
Telecom Equipment-Fiber Optics	0.9
Auto-Cars/Light Trucks	0.9
Agricultural Chemicals	0.9
Gold Mining	0.7
Insurance-Life/Health	0.7
Casino Hotels	0.6
Food-Misc.	0.6
Distribution/Wholesale	0.5
Medical Instruments	0.5
Medical Products	0.5
Retail-Drug Store	0.5
Oil-Field Services	0.3
Metal-Iron	0.3
Electronic Components-Semiconductors	0.3
Aerospace/Defense	0.3
Building Products-Cement	0.3
Electric Products-Misc.	0.2

100.1%

*	Calculated as a percentage of net assets

Anchor Series Trust Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 97.7%
Aerospace/Defense — 0.3%
The Boeing Co.	335	$21,021

Agricultural Chemicals — 0.9%
Agrium, Inc.	960	46,982
The Mosaic Co.	615	23,973

		70,955

Applications Software — 2.3%
Microsoft Corp.	8,125	186,956

Auto-Cars/Light Trucks — 0.9%
Ford Motor Co.†	7,075	71,316

Banks-Super Regional — 2.8%
Wells Fargo & Co.	9,010	230,656

Beverages-Non-alcoholic — 2.8%
PepsiCo, Inc.	3,725	227,039

Building Products-Cement — 0.3%
Martin Marietta Materials, Inc.	240	20,354

Casino Hotels — 0.6%
Las Vegas Sands Corp.†	2,265	50,147

Coal — 1.4%
CONSOL Energy, Inc.	3,340	112,758

Commercial Services — 1.5%
Alliance Data Systems Corp.†	2,045	121,718

Computers — 4.3%
Apple, Inc.†	400	100,612
Hewlett-Packard Co.	3,085	133,519
International Business Machines Corp.	945	116,688

		350,819

Computers-Memory Devices — 2.9%
EMC Corp.†	12,900	236,070

Cosmetics & Toiletries — 3.1%
The Procter & Gamble Co.	4,140	248,317

Distribution/Wholesale — 0.5%
WESCO International, Inc.†	1,300	43,771

Diversified Banking Institutions — 5.1%
Bank of America Corp.	11,855	170,357
JPMorgan Chase & Co.	1,905	69,742
The Goldman Sachs Group, Inc.	390	51,195
UBS AG†	9,350	123,607

		414,901

Diversified Manufacturing Operations — 5.0%
General Electric Co.	14,645	211,181
Honeywell International, Inc.	4,175	162,950
Ingersoll-Rand PLC	950	32,766

		406,897

E-Commerce/Services — 1.2%
eBay, Inc.†	4,825	94,618

Electric Products-Misc. — 0.2%
Emerson Electric Co.	395	17,258

Electric-Integrated — 1.5%
American Electric Power Co., Inc.	1,830	59,109
NextEra Energy, Inc.	1,235	60,219

		119,328

Electronic Components-Semiconductors — 0.3%
Intel Corp.	1,210	23,535

Enterprise Software/Service — 2.1%
Oracle Corp.	8,065	173,075

Financial Guarantee Insurance — 1.3%
Assured Guaranty, Ltd.	7,700	102,179

Food-Misc. — 0.6%
H.J. Heinz Co.	1,050	45,381

Gold Mining — 0.7%
Barrick Gold Corp.	1,310	59,487

Instruments-Scientific — 1.2%
Thermo Fisher Scientific, Inc.†	1,935	94,912

Insurance-Life/Health — 0.7%
Aflac, Inc.	1,300	55,471

Insurance-Multi-line — 1.0%
Hartford Financial Services Group, Inc.	3,535	78,230

Investment Management/Advisor Services — 2.2%
Ameriprise Financial, Inc.	4,950	178,843

Machinery-Farming — 0.9%
Deere & Co.	1,370	76,282

Machinery-Pumps — 2.0%
Flowserve Corp.	1,895	160,696

Medical Instruments — 0.5%
St. Jude Medical, Inc.†	1,200	43,308

Medical Products — 0.5%
Covidien PLC	505	20,291
Zimmer Holdings, Inc.†	410	22,160

		42,451

Medical-Biomedical/Gene — 1.2%
Amgen, Inc.†	1,770	93,102

Medical-Drugs — 4.9%
Abbott Laboratories	1,050	49,119
AstraZeneca PLC ADR	1,620	76,351
Merck & Co., Inc.	4,480	156,665
Pfizer, Inc.	7,999	114,066

		396,201

Medical-Generic Drugs — 1.4%
Teva Pharmaceutical Industries, Ltd. ADR	2,250	116,978

Medical-HMO — 1.1%
UnitedHealth Group, Inc.	3,045	86,478

Metal Processors & Fabrication — 1.9%
Precision Castparts Corp.	1,475	151,807

Metal-Diversified — 1.0%
Rio Tinto PLC ADR	1,875	81,750

Metal-Iron — 0.3%
Cliffs Natural Resources, Inc.	550	25,938

Networking Products — 2.7%
Cisco Systems, Inc.†	10,340	220,345

Oil & Gas Drilling — 1.3%
Atwood Oceanics, Inc.†	1,300	33,176
Noble Corp.†	2,290	70,784

		103,960

Anchor Series Trust Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Oil Companies-Exploration & Production — 4.6%
Anadarko Petroleum Corp.	850	$30,677
Apache Corp.	1,695	142,702
Cobalt International Energy, Inc.†	1,900	14,155
EOG Resources, Inc.	630	61,973
Ultra Petroleum Corp.†	2,000	88,500
Whiting Petroleum Corp.†	450	35,289

		373,296

Oil Companies-Integrated — 1.6%
Exxon Mobil Corp.	2,215	126,410

Oil Field Machinery & Equipment — 1.1%
Cameron International Corp.†	2,850	92,682

Oil-Field Services — 0.3%
Schlumberger, Ltd.	495	27,393

Retail-Apparel/Shoe — 1.6%
The Buckle, Inc.	1,550	50,251
The Children’s Place Retail Stores, Inc.†	1,755	77,255

		127,506

Retail-Building Products — 0.9%
Lowe’s Cos., Inc.	3,700	75,554

Retail-Discount — 1.9%
Wal-Mart Stores, Inc.	3,275	157,429

Retail-Drug Store — 0.5%
CVS Caremark Corp.	1,400	41,048

Retail-Major Department Stores — 2.9%
Nordstrom, Inc.	4,290	138,095
TJX Cos., Inc.	2,315	97,114

		235,209

Retail-Restaurants — 1.9%
McDonald’s Corp.	2,285	150,513

Schools — 1.0%
ITT Educational Services, Inc.†	980	81,360

Semiconductor Components-Integrated Circuits — 1.1%
Analog Devices, Inc.	2,300	64,078
Maxim Integrated Products, Inc.	1,405	23,506

		87,584

	Shares/
	Principal	Value
Security Description	Amount	(Note 2)

Telecom Equipment-Fiber Optics — 0.9%
Corning, Inc.	4,425	$71,464

Telecommunication Equipment — 0.0%
Nortel Networks Corp.†	147	5

Telephone-Integrated — 2.0%
AT&T, Inc.	6,670	161,347

Television — 1.6%
CBS Corp., Class B	9,795	126,649

Tobacco — 1.2%
Philip Morris International, Inc.	2,175	99,702

Transport-Services — 2.0%
United Parcel Service, Inc., Class B	2,810	159,861

Web Portals/ISP — 1.9%
Google, Inc., Class A†	340	151,283

Wireless Equipment — 1.3%
QUALCOMM, Inc.	3,190	104,760

Total Common Stock (cost $8,078,313)		7,906,363

PREFERRED STOCK — 1.0%
Banks-Commercial — 1.0%
Itau Unibanco Holding SA ADR (cost $83,661)	4,337	78,109

Total Long-Term Investment Securities (cost $8,161,974)		7,984,472

REPURCHASE AGREEMENTS — 1.4%
Bank of America Joint Repurchase Agreement(1)	$60,000	60,000
UBS Securities LLC Joint Repurchase Agreement(1)	55,000	55,000

Total Repurchase Agreements (cost $115,000)		115,000

TOTAL INVESTMENTS (cost $8,276,974)(2)	100.1%	8,099,472
Liabilities in excess of other assets	(0.1)	(5,209)

NET ASSETS	100.0%	$8,094,263

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 6 for cost of investments on a tax basis.
ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010 (see Note 2):

	Level 1-Unadjusted	Level 2-Other	Level 3-Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$414,901	$—	$—	$414,901
Diversified Manufacturing Operations	406,897	—	—	406,897
Other Industries*	7,084,565	—	—	7,084,565
Preferred Stock	78,109	—	—	78,109
Repurchase Agreements	—	115,000	—	115,000

Total	$7,984,472	$115,000	$—	$8,099,472

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Anchor Series Trust Growth Portfolio
PORTFOLIO PROFILE — June 30, 2010 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	5.5%
Diversified Manufacturing Operations	5.0
Oil Companies-Exploration & Production	4.4
Medical-Drugs	4.3
Retail-Major Department Stores	3.2
Enterprise Software/Service	3.2
Computers	2.9
Banks-Super Regional	2.8
Networking Products	2.7
Computers-Memory Devices	2.6
Retail-Apparel/Shoe	2.4
Investment Management/Advisor Services	2.4
Machinery-Pumps	2.2
Applications Software	2.1
Beverages-Non-alcoholic	2.0
Cosmetics & Toiletries	2.0
Instruments-Scientific	1.9
Insurance-Multi-line	1.9
Metal Processors & Fabrication	1.9
Transport-Services	1.8
Web Portals/ISP	1.8
Commercial Services	1.7
Medical-Biomedical/Gene	1.6
Financial Guarantee Insurance	1.6
Oil Companies-Integrated	1.6
Television	1.6
Coal	1.6
Medical-Generic Drugs	1.5
Oil & Gas Drilling	1.5
Commercial Services-Finance	1.5
Electric-Integrated	1.4
Medical-HMO	1.4
Telephone-Integrated	1.2
Retail-Discount	1.2
Retail-Restaurants	1.2
E-Commerce/Services	1.1
Schools	1.1
Tobacco	1.1
Agricultural Chemicals	1.1
Semiconductor Components-Integrated Circuits	1.1
Oil Field Machinery & Equipment	1.0
Metal-Diversified	1.0
Distribution/Wholesale	1.0
Wireless Equipment	0.9
Repurchase Agreements	0.9
Insurance-Life/Health	0.7
Casino Hotels	0.7
Steel-Producers	0.7
Medical Instruments	0.7
Wire & Cable Products	0.6
Machinery-Construction & Mining	0.6
Motion Pictures & Services	0.5
Auto-Cars/Light Trucks	0.5
Food-Misc.	0.5
Retail-Building Products	0.5
Gold Mining	0.4
Telecom Equipment-Fiber Optics	0.4
Oil-Field Services	0.4
Electronic Components-Semiconductors	0.4
Building Products-Cement	0.3
Medical Products	0.3
Computers-Integrated Systems	0.3
Aerospace/Defense	0.3
Electric Products-Misc.	0.3

99.0%

*	Calculated as a percentage of net assets

Anchor Series Trust Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 97.8%
Aerospace/Defense — 0.3%
The Boeing Co.	17,850	$1,120,088

Agricultural Chemicals — 1.1%
Agrium, Inc.	57,800	2,828,732
The Mosaic Co.	34,615	1,349,293

		4,178,025

Applications Software — 2.1%
Microsoft Corp.	352,485	8,110,680

Auto-Cars/Light Trucks — 0.5%
Ford Motor Co.†	201,730	2,033,438

Banks-Super Regional — 2.8%
Wells Fargo & Co.	412,900	10,570,240

Beverages-Non-alcoholic — 2.0%
PepsiCo, Inc.	127,470	7,769,296

Building Products-Cement — 0.3%
Martin Marietta Materials, Inc.	15,385	1,304,802

Casino Hotels — 0.7%
Las Vegas Sands Corp.†	121,125	2,681,707

Coal — 1.6%
CONSOL Energy, Inc.	177,285	5,985,142

Commercial Services — 1.7%
Alliance Data Systems Corp.†	108,550	6,460,896

Commercial Services-Finance — 1.5%
Global Payments, Inc.	96,400	3,522,456
The Western Union Co.	135,100	2,014,341

		5,536,797

Computers — 2.9%
Apple, Inc.†	9,030	2,271,316
Hewlett-Packard Co.	148,345	6,420,371
International Business Machines Corp.	19,375	2,392,425

		11,084,112

Computers-Integrated Systems — 0.3%
Brocade Communications Systems, Inc.†	240,000	1,238,400

Computers-Memory Devices — 2.6%
EMC Corp.†	397,530	7,274,799
NetApp, Inc.†	70,300	2,622,893

		9,897,692

Cosmetics & Toiletries — 2.0%
The Procter & Gamble Co.	128,285	7,694,534

Distribution/Wholesale — 1.0%
WESCO International, Inc.†	109,200	3,676,764

Diversified Banking Institutions — 5.5%
Bank of America Corp.	583,265	8,381,518
JPMorgan Chase & Co.	92,875	3,400,154
The Goldman Sachs Group, Inc.	20,700	2,717,289
UBS AG†	475,375	6,284,457

		20,783,418

Diversified Manufacturing Operations — 5.0%
Cooper Industries PLC	66,700	$2,934,800
General Electric Co.	636,415	9,177,104
Honeywell International, Inc.	124,245	4,849,282
Ingersoll-Rand PLC	53,675	1,851,251

		18,812,437

E-Commerce/Services — 1.1%
eBay, Inc.†	218,980	4,294,198

Electric Products-Misc. — 0.3%
Emerson Electric Co.	22,550	985,210

Electric-Integrated — 1.4%
American Electric Power Co., Inc.	113,500	3,666,050
NextEra Energy, Inc.	30,735	1,498,639

		5,164,689

Electronic Components-Semiconductors — 0.4%
Intel Corp.	69,335	1,348,566

Enterprise Software/Service — 3.2%
BMC Software, Inc.†	83,600	2,895,068
JDA Software Group, Inc.†	97,800	2,149,644
ManTech International Corp., Class A†	50,900	2,166,813
Oracle Corp.	223,340	4,792,876

		12,004,401

Financial Guarantee Insurance — 1.6%
Assured Guaranty, Ltd.	458,850	6,088,939

Food-Misc. — 0.5%
H.J. Heinz Co.	46,600	2,014,052

Gold Mining — 0.4%
Barrick Gold Corp.	37,625	1,708,551

Instruments-Scientific — 1.9%
Thermo Fisher Scientific, Inc.†	92,120	4,518,486
Waters Corp.†	41,500	2,685,050

		7,203,536

Insurance-Life/Health — 0.7%
Aflac, Inc.	65,600	2,799,152

Insurance-Multi-line — 1.9%
Hartford Financial Services Group, Inc.	321,710	7,119,442

Investment Management/Advisor Services — 2.1%
Ameriprise Financial, Inc.	223,720	8,083,004

Machinery-Construction & Mining — 0.6%
Joy Global, Inc.	41,800	2,093,762

Machinery-Pumps — 2.2%
Flowserve Corp.	96,695	8,199,736

Medical Instruments — 0.7%
St. Jude Medical, Inc.†	69,200	2,497,428

Medical Products — 0.3%
Zimmer Holdings, Inc.†	23,210	1,254,501

Medical-Biomedical/Gene — 1.6%
Amgen, Inc.†	86,980	4,575,148
Life Technologies Corp.†	35,200	1,663,200

		6,238,348

Anchor Series Trust Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Medical-Drugs — 4.3%
AstraZeneca PLC ADR	71,400	$3,365,082
Merck & Co., Inc.	202,255	7,072,857
Pfizer, Inc.	409,415	5,838,258

		16,276,197

Medical-Generic Drugs — 1.5%
Teva Pharmaceutical Industries, Ltd. ADR	62,925	3,271,471
Watson Pharmaceuticals, Inc.†	61,700	2,503,169

		5,774,640

Medical-HMO — 1.4%
Humana, Inc.†	61,500	2,808,705
UnitedHealth Group, Inc.	82,920	2,354,928

		5,163,633

Metal Processors & Fabrication — 1.9%
Precision Castparts Corp.	68,890	7,090,159

Metal-Diversified — 1.0%
Rio Tinto PLC ADR	88,735	3,868,846

Motion Pictures & Services — 0.5%
DreamWorks Animation SKG, Inc., Class A†	72,900	2,081,295

Networking Products — 2.7%
Cisco Systems, Inc.†	485,995	10,356,553

Oil & Gas Drilling — 1.5%
Atwood Oceanics, Inc.†	114,058	2,910,760
Noble Corp.†	89,000	2,750,990

		5,661,750

Oil Companies-Exploration & Production — 4.4%
Apache Corp.	69,035	5,812,057
EOG Resources, Inc.	27,400	2,695,338
Noble Energy, Inc.	29,800	1,797,834
Ultra Petroleum Corp.†	111,530	4,935,202
Whiting Petroleum Corp.†	19,300	1,513,506

		16,753,937

Oil Companies-Integrated — 1.6%
Exxon Mobil Corp.	105,115	5,998,913

Oil Field Machinery & Equipment — 1.0%
Cameron International Corp.†	122,100	3,970,692

Oil-Field Services — 0.4%
Schlumberger, Ltd.	28,635	1,584,661

Retail-Apparel/Shoe — 2.4%
Aeropostale, Inc.†	100,350	2,874,024
The Buckle, Inc.	101,900	3,303,598
The Children’s Place Retail Stores, Inc.†	70,075	3,084,701

		9,262,323

Retail-Building Products — 0.5%
Lowe’s Cos., Inc.	97,280	1,986,458

Retail-Discount — 1.2%
Wal-Mart Stores, Inc.	93,585	4,498,631

	Shares/
	Principal	Value
Security Description	Amount	(Note 2)

Retail-Major Department Stores — 3.2%
Nordstrom, Inc.	237,210	$7,635,790
TJX Cos., Inc.	109,205	4,581,150

		12,216,940

Retail-Restaurants — 1.2%
McDonald’s Corp.	67,385	4,438,650

Schools — 1.1%
ITT Educational Services, Inc.†	50,800	4,217,416

Semiconductor Components-Integrated Circuits — 1.1%
Analog Devices, Inc.	96,600	2,691,276
Maxim Integrated Products, Inc.	80,105	1,340,157

		4,031,433

Steel-Producers — 0.7%
Steel Dynamics, Inc.	202,800	2,674,932

Telecom Equipment-Fiber Optics — 0.4%
Corning, Inc.	99,350	1,604,503

Telephone-Integrated — 1.2%
AT&T, Inc.	186,425	4,509,621

Television — 1.6%
CBS Corp., Class B	463,945	5,998,809

Tobacco — 1.1%
Philip Morris International, Inc.	91,870	4,211,321

Transport-Services — 1.8%
United Parcel Service, Inc., Class B	120,770	6,870,605

Web Portals/ISP — 1.8%
Google, Inc., Class A†	15,180	6,754,341

Wire & Cable Products — 0.6%
Belden, Inc.	104,900	2,307,800

Wireless Equipment — 0.9%
QUALCOMM, Inc.	106,260	3,489,578

Total Common Stock (cost $376,089,763)		371,690,620

CONVERTIBLE BONDS & NOTES — 0.3%
Investment Management/Advisor Services — 0.3%
Affiliated Managers Group, Inc. Senior Notes 3.95% due 08/15/38 (cost $1,157,091)	$1,184,000	1,154,400

Total Long-Term Investment Securities (cost $377,246,854)		372,845,020

REPURCHASE AGREEMENTS — 0.9%
Bank of America Joint Repurchase Agreement(1)	1,825,000	1,825,000
UBS Securities LLC Joint Repurchase Agreement(1)	1,555,000	1,555,000

Total Repurchase Agreements (cost $3,380,000)		3,380,000

TOTAL INVESTMENTS (cost $380,626,854)(2)	99.0%	376,225,020
Other assets less liabilities	1.0	3,660,063

NET ASSETS	100.0%	$379,885,083

Anchor Series Trust Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited) — (continued)

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 6 for cost of investments on a tax basis.
ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010 (see Note 2):

	Level 1-Unadjusted	Level 2-Other	Level 3-Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$20,783,418	$—	$—	$20,783,418
Diversified Manufacturing Operations	18,812,437	—	—	18,812,437
Other Industries*	332,094,765	—	—	332,094,765
Convertible Bonds & Notes	—	1,154,400	—	1,154,400
Repurchase Agreements	—	3,380,000	—	3,380,000

Total	$371,690,620	$4,534,400	$—	$376,225,020

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Anchor Series Trust Capital Appreciation Portfolio
PORTFOLIO PROFILE — June 30, 2010 — (unaudited)

Industry Allocation*

Computers	5.8%
Diversified Manufacturing Operations	3.9
Electronic Components-Semiconductors	3.8
Enterprise Software/Service	3.7
Aerospace/Defense	3.6
Medical-HMO	3.2
Retail-Apparel/Shoe	3.0
Semiconductor Components-Integrated Circuits	2.9
Wireless Equipment	2.7
Repurchase Agreements	2.6
Computers-Memory Devices	2.5
Transport-Services	2.3
Retail-Discount	2.3
Medical-Drugs	2.3
Investment Management/Advisor Services	2.3
Networking Products	2.3
Apparel Manufacturers	2.3
Medical-Generic Drugs	2.0
Electronic Components-Misc.	1.9
Coffee	1.9
Airlines	1.8
Medical-Biomedical/Gene	1.6
Pharmacy Services	1.5
E-Commerce/Services	1.5
Coal	1.4
Rental Auto/Equipment	1.3
Electronic Forms	1.3
Retail-Mail Order	1.3
Web Hosting/Design	1.2
Research & Development	1.2
Computer Services	1.1
Instruments-Scientific	1.1
Transport-Rail	1.1
Computers-Integrated Systems	1.1
Retail-Sporting Goods	1.1
Insurance-Multi-line	1.1
Auto/Truck Parts & Equipment-Original	1.1
Medical Instruments	1.0
Electronic Measurement Instruments	1.0
Applications Software	1.0
Motion Pictures & Services	1.0
Internet Application Software	1.0
Printing-Commercial	1.0
Entertainment Software	1.0
Oil-Field Services	1.0
Home Furnishings	1.0
Web Portals/ISP	1.0
Oil Field Machinery & Equipment	0.9
Diversified Banking Institutions	0.9
Engineering/R&D Services	0.9
Oil Companies-Exploration & Production	0.9
Auto-Heavy Duty Trucks	0.9
Building-Residential/Commercial	0.8
Agricultural Chemicals	0.8
Machinery-Electrical	0.8
X-Ray Equipment	0.7
Human Resources	0.7
Advertising Sales	0.7
Casino Hotels	0.6
Retail-Office Supplies	0.5
Consulting Services	0.1

99.3%

*	Calculated as a percentage of net assets

Anchor Series Trust Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 96.7%
Advertising Sales — 0.7%
Focus Media Holding, Ltd. ADR†	410,900	$6,381,277

Aerospace/Defense — 3.6%
Lockheed Martin Corp.	155,600	11,592,200
Rockwell Collins, Inc.	187,300	9,951,249
The Boeing Co.	206,100	12,932,775

		34,476,224

Agricultural Chemicals — 0.8%
The Mosaic Co.	202,100	7,877,858

Airlines — 1.8%
JetBlue Airways Corp.†	1,553,100	8,526,519
US Airways Group, Inc.†	1,067,500	9,191,175

		17,717,694

Apparel Manufacturers — 2.3%
Coach, Inc.	270,750	9,895,913
Hanesbrands, Inc.†	495,000	11,909,700

		21,805,613

Applications Software — 1.0%
Citrix Systems, Inc.†	233,600	9,864,928

Auto-Heavy Duty Trucks — 0.9%
Navistar International Corp.†	167,170	8,224,764

Auto/Truck Parts & Equipment-Original — 1.1%
Johnson Controls, Inc.	384,500	10,331,515

Building-Residential/Commercial — 0.8%
MRV Engenharia e Participacoes SA	1,164,500	8,199,886

Casino Hotels — 0.6%
MGM Resorts International†	610,500	5,885,220

Coal — 1.4%
CONSOL Energy, Inc.	246,800	8,331,968
Peabody Energy Corp.	136,200	5,329,506

		13,661,474

Coffee — 1.9%
Green Mountain Coffee Roasters, Inc.†	720,030	18,504,771

Computer Services — 1.1%
Cognizant Technology Solutions Corp., Class A†	217,700	10,898,062

Computers — 5.8%
Apple, Inc.†	190,100	47,815,853
Research In Motion, Ltd.†	174,800	8,610,648

		56,426,501

Computers-Integrated Systems — 1.1%
Riverbed Technology, Inc.†	385,880	10,658,006

Computers-Memory Devices — 2.5%
EMC Corp.†	585,766	10,719,518
SanDisk Corp.†	329,650	13,868,375

		24,587,893

Consulting Services — 0.1%
Accretive Health, Inc.†	93,400	1,235,682

Diversified Banking Institutions — 0.9%
UBS AG†(1)	646,200	8,565,743

Diversified Manufacturing Operations — 3.9%
Honeywell International, Inc.	188,700	7,364,961
Illinois Tool Works, Inc.	244,100	10,076,448
Ingersoll-Rand PLC	592,000	20,418,080

		37,859,489

E-Commerce/Services — 1.5%
eBay, Inc.†	723,790	14,193,522

Electronic Components-Misc. — 1.9%
Gentex Corp.	535,500	9,628,290
Jabil Circuit, Inc.	692,500	9,210,250

		18,838,540

Electronic Components-Semiconductors — 3.8%
Broadcom Corp., Class A	516,400	17,025,708
NVIDIA Corp.†	713,030	7,280,036
Skyworks Solutions, Inc.†	725,470	12,180,642

		36,486,386

Electronic Forms — 1.3%
Adobe Systems, Inc.†	475,670	12,571,958

Electronic Measurement Instruments — 1.0%
Trimble Navigation, Ltd.†	359,400	10,063,200

Engineering/R&D Services — 0.9%
Jacobs Engineering Group, Inc.†	235,000	8,563,400

Enterprise Software/Service — 3.7%
BMC Software, Inc.†	236,000	8,172,680
Concur Technologies, Inc.†	316,900	13,525,292
Oracle Corp.	648,400	13,914,664

		35,612,636

Entertainment Software — 1.0%
Activision Blizzard, Inc.	932,200	9,778,778

Home Furnishings — 1.0%
Tempur-Pedic International, Inc.†	308,097	9,473,983

Human Resources — 0.7%
Manpower, Inc.	148,200	6,399,276

Instruments-Scientific — 1.1%
Thermo Fisher Scientific, Inc.†	221,500	10,864,575

Insurance-Multi-line — 1.1%
Genworth Financial, Inc., Class A†	803,700	10,504,359

Internet Application Software — 1.0%
Tencent Holdings, Ltd.(1)	597,800	9,857,964

Investment Management/Advisor Services — 2.3%
Ameriprise Financial, Inc.	329,600	11,908,448
Invesco, Ltd.	620,750	10,447,222

		22,355,670

Machinery-Electrical — 0.8%
Regal-Beloit Corp.	134,520	7,503,526

Medical Instruments — 1.0%
Edwards Lifesciences Corp.†	180,000	10,083,600

Medical-Biomedical/Gene — 1.6%
Amylin Pharmaceuticals, Inc.†	238,000	4,474,400
Celgene Corp.†	211,200	10,733,184

		15,207,584

Anchor Series Trust Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Medical-Drugs — 2.3%
Auxilium Pharmaceuticals, Inc.†	485,800	$11,416,300
Shionogi & Co., Ltd.(1)	535,200	11,072,441

		22,488,741

Medical-Generic Drugs — 2.0%
Mylan, Inc.†	504,310	8,593,442
Watson Pharmaceuticals, Inc.†	268,200	10,880,874

		19,474,316

Medical-HMO — 3.2%
Aetna, Inc.	356,680	9,409,218
CIGNA Corp.	229,700	7,134,482
UnitedHealth Group, Inc.	506,930	14,396,812

		30,940,512

Motion Pictures & Services — 1.0%
DreamWorks Animation SKG, Inc., Class A†	345,530	9,864,882

Networking Products — 2.3%
Atheros Communications, Inc.†	329,270	9,068,096
Polycom, Inc.†	437,425	13,030,891

		22,098,987

Oil Companies-Exploration & Production — 0.9%
Apache Corp.	101,400	8,536,866

Oil Field Machinery & Equipment — 0.9%
National Oilwell Varco, Inc.	260,600	8,618,042

Oil-Field Services — 1.0%
Baker Hughes, Inc.	231,800	9,635,926

Pharmacy Services — 1.5%
SXC Health Solutions Corp.†	194,565	14,251,886

Printing-Commercial — 1.0%
VistaPrint NV†	207,480	9,853,225

Rental Auto/Equipment — 1.3%
Localiza Rent a Car SA	1,085,600	12,600,177

Research & Development — 1.2%
Pharmaceutical Product Development, Inc.	471,930	11,991,741

Retail-Apparel/Shoe — 3.0%
Ross Stores, Inc.	260,100	13,860,729
Urban Outfitters, Inc.†	448,110	15,410,503

		29,271,232

Retail-Discount — 2.3%
Family Dollar Stores, Inc	265,600	10,010,464
Target Corp.	253,950	12,486,721

		22,497,185

Retail-Mail Order — 1.3%
Williams-Sonoma, Inc.	487,800	12,107,196

Retail-Office Supplies — 0.5%
Staples, Inc.	243,400	4,636,770

Retail-Sporting Goods — 1.1%
Dick’s Sporting Goods, Inc.†	423,000	10,528,470

	Shares/
	Principal	Value
Security Description	Amount	(Note 2)

Semiconductor Components-Integrated Circuits — 2.9%
Cypress Semiconductor Corp.†	745,410	$7,483,916
Marvell Technology Group, Ltd.†	524,600	8,267,696
Maxim Integrated Products, Inc.	743,900	12,445,447

		28,197,059

Transport-Rail — 1.1%
Kansas City Southern†	294,000	10,686,900

Transport-Services — 2.3%
Expeditors International of Washington, Inc.	331,080	11,425,571
FedEx Corp.	158,100	11,084,391

		22,509,962

Web Hosting/Design — 1.2%
Equinix, Inc.†	148,440	12,056,297

Web Portals/ISP — 1.0%
Google, Inc., Class A†	20,900	9,299,455

Wireless Equipment — 2.7%
American Tower Corp., Class A†	269,300	11,983,850
QUALCOMM, Inc.	437,100	14,354,364

		26,338,214

X-Ray Equipment — 0.7%
Hologic, Inc.†	492,720	6,863,590

Total Long-Term Investment Securities (cost $905,286,665)		936,869,188

REPURCHASE AGREEMENTS — 2.6%
Bank of America Joint Repurchase Agreement(2)	$13,240,000	13,240,000
UBS Securities LLC Joint Repurchase Agreement(2)	11,280,000	11,280,000

Total Repurchase Agreements (cost $24,520,000)		24,520,000

TOTAL INVESTMENTS (cost $929,806,665)(3)	99.3%	961,389,188
Other assets less liabilities	0.7	7,194,864

NET ASSETS	100.0%	$968,584,052

†	Non-income producing security
(1)	Security was fair valued using fair value procedures at June 30, 2010. The aggregate value of these securities was $29,496,148 representing 3.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 6 for cost of investments on a tax basis.
ADR — American Depository Receipt

Anchor Series Trust Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited) — (continued)

Open Forward Foreign Currency Contracts

	Contract		In		Delivery	Unrealized	Unrealized
Counterparty	to Deliver		Exchange For		Date	Appreciation	(Depreciation)

Bank of America N.A.	EUR	4,013,000	USD	4,969,579	07/13/2010	$62,027	$—
Brown Brothers Harriman & Co.	JPY	56,274,000	USD	617,975	07/13/2010	—	(18,611)
Deutsche Bank AG London	USD	1,053,656	JPY	98,106,000	07/13/2010	56,143	—
JPMorgan Chase Bank N.A.	JPY	598,012,000	USD	6,339,305	07/13/2010	—	(425,554)
Standard Chartered Bank	JPY	305,329,000	USD	3,236,543	07/13/2010	—	(217,413)

Unrealized Appreciation (Depreciation)						$118,170	$(661,578)

EUR — Euro
JPY — Japanese Yen
USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010 (see Note 2):

	Level 1-Unadjusted	Level 2-Other		Level 3-Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Computers	$56,426,501	$—		$—	$56,426,501
Other Industries*	850,946,539	29,496,148	#	—	880,442,687
Repurchase Agreements	—	24,520,000		—	24,520,000
Other Financial Instruments@
Open Forward Foreign Currency Contracts — Appreciation	—	118,170		—	118,170
Open Forward Foreign Currency Contracts — Depreciation	—	(661,578)		—	(661,578)

Total	$907,373,040	$53,472,740		$—	$960,845,780

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $29,496,148 representing 3.0% of net assets. See Note 2.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements

Anchor Series Trust Natural Resources Portfolio
PORTFOLIO PROFILE — June 30, 2010 — (unaudited)

Industry Allocation*

Oil Companies-Integrated	36.3%
Oil Companies-Exploration & Production	21.8
Diversified Minerals	9.6
Coal	5.5
Metal-Diversified	5.4
Gold Mining	5.2
Repurchase Agreements	3.7
Platinum	3.1
Non-Ferrous Metals	2.3
Metal-Aluminum	2.0
Metal-Copper	1.6
Oil Refining & Marketing	1.4
Pipelines	1.1

99.0%

*	Calculated as a percentage of net assets

Anchor Series Trust Natural Resources Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010  — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 91.9%
Coal — 5.5%
CONSOL Energy, Inc.	211,700	$7,146,992
Peabody Energy Corp.	191,600	7,497,308

		14,644,300

Diversified Minerals — 6.2%
Anglo American PLC†(1)	205,531	7,145,006
BHP Billiton PLC(1)	255,012	6,598,909
Xstrata PLC(1)	198,863	2,605,374

		16,349,289

Gold Mining — 5.2%
AngloGold Ashanti, Ltd. ADR	138,127	5,964,324
Barrick Gold Corp.	81,949	3,721,304
Gold Fields, Ltd.(1)	307,612	4,142,167

		13,827,795

Metal-Aluminum — 2.0%
Alumina, Ltd.(1)	4,205,503	5,329,161

Metal-Copper — 1.6%
Freeport-McMoRan Copper & Gold, Inc.	71,400	4,221,882

Metal-Diversified — 5.4%
Rio Tinto PLC(1)	168,675	7,381,189
Rio Tinto PLC ADR	156,000	6,801,600

		14,182,789

Non-Ferrous Metals — 2.3%
Cameco Corp. (New York)	218,700	4,653,936
Cameco Corp. (Toronto)	63,400	1,348,341

		6,002,277

Oil Companies-Exploration & Production — 21.8%
Anadarko Petroleum Corp.	63,300	2,284,497
Canadian Natural Resources, Ltd.	300,800	9,982,870
Denbury Resources, Inc.†	141,400	2,070,096
Devon Energy Corp.	95,200	5,799,584
EnCana Corp.	184,482	5,587,055
EOG Resources, Inc	95,000	9,345,150
EQT Corp.	157,300	5,684,822
Noble Energy, Inc.	55,300	3,336,249
OAO Gazprom ADR(1)	170,750	3,211,541
Southwestern Energy Co.†	144,300	5,575,752
Ultra Petroleum Corp.†	105,100	4,650,675

		57,528,291

Oil Companies-Integrated — 36.3%
BG Group PLC(1)	671,779	9,944,413
BP PLC ADR	261,900	7,563,672
Chevron Corp	131,200	8,903,232
ConocoPhillips	167,460	8,220,611
ENI SpA ADR	325,100	11,882,405
Exxon Mobil Corp	223,284	12,742,818
Hess Corp.	99,000	4,983,660
Marathon Oil Corp.	110,300	3,429,227
PetroChina Co., Ltd. ADR	40,500	4,444,065
Petroleo Brasileiro SA ADR	73,300	2,515,656
Repsol YPF SA ADR	237,000	4,763,700
	Shares/
	Principal	Value
Security Description	Amount	(Note 2)

Suncor Energy, Inc	343,092	$10,097,292
Total SA ADR	139,800	6,240,672

		95,731,423

Oil Refining & Marketing — 1.4%
Reliance Industries, Ltd. GDR*(1)	79,723	3,663,655

Pipelines — 1.1%
The Williams Cos., Inc.	159,500	2,915,660

Platinum — 3.1%
Anglo Platinum, Ltd.†(1)	87,582	8,241,132

Total Common Stock (cost $250,160,570)		242,637,654

EQUITY CERTIFICATES — 1.6%
Diversified Minerals — 1.6%
Morgan Stanley — NMDC, Ltd.†(2) (cost $4,814,013)	726,277	4,151,785

PREFERRED STOCK — 1.8%
Diversified Minerals — 1.8%
Vale SA, Class A ADR (cost $1,174,847)	223,800	4,704,276

Total Long-Term Investment Securities (cost $256,149,430)		251,493,715

REPURCHASE AGREEMENTS — 3.7%
Bank of America Joint Repurchase Agreement(3)	$5,335,000	5,335,000
UBS Securities LLC Joint Repurchase Agreement(3)	4,545,000	4,545,000

Total Repurchase Agreements (cost $9,880,000)		9,880,000

TOTAL INVESTMENTS (cost $266,029,430)(4)	99.0%	261,373,715
Other assets less liabilities	1.0	2,713,017

NET ASSETS	100.0%	$264,086,732

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2010, the aggregate value of these securities was $3,663,655 representing 1.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was fair valued using the fair value procedures at June 30, 2010. The aggregate value of these securities was $58,262,547 representing 22.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	Illiquid security. At June 30, 2010, the aggregate value of these securities was $4,151,785 representing 1.6% of net assets.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 6 for cost of investments on a tax basis.
ADR — American Depository Receipt
GDR — Global Depository Receipt

Anchor Series Trust Natural Resources Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010 (see Note 2):

	Level 1-Unadjusted	Level 2-Other		Level 3-Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Coal	$14,644,300	$—		$—	$14,644,300
Diversified Minerals	—	16,349,289	#	—	16,349,289
Gold Mining	9,685,628	4,142,167	#	—	13,827,795
Metal-Diversified	6,801,600	7,381,189	#	—	14,182,789
Oil Companies — Exploration & Production	54,316,750	3,211,541	#	—	57,528,291
Oil Companies — Integrated	85,787,010	9,944,413	#	—	95,731,423
Other Industries*	13,139,819	17,233,948	#	—	30,373,767
Equity Certificates	4,151,785	—		—	4,151,785
Preferred Stock	4,704,276	—		—	4,704,276
Repurchase Agreements	—	9,880,000		—	9,880,000

Total	$193,231,168	$68,142,547		$—	$261,373,715

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $58,262,547 representing 22.1% of net assets. See Note 2.

See Notes to Financial Statements

Anchor Series Trust Multi-Asset Portfolio
PORTFOLIO PROFILE — June 30, 2010 — (unaudited)

Industry Allocation*

U.S. Treasury Notes	10.4%
Federal National Mtg. Assoc.	9.1
Federal Home Loan Mtg. Corp.	5.5
Diversified Banking Institutions	5.4
Government National Mtg. Assoc.	4.0
Diversified Manufacturing Operations	3.0
Medical-Drugs	2.9
Oil Companies-Exploration & Production	2.7
Computers	2.6
Repurchase Agreements	2.1
Cosmetics & Toiletries	1.8
Banks-Super Regional	1.8
Retail-Major Department Stores	1.7
Computers-Memory Devices	1.7
Networking Products	1.7
Beverages-Non-alcoholic	1.7
Transport-Services	1.6
Applications Software	1.5
Telephone-Integrated	1.5
Diversified Financial Services	1.4
Investment Management/Advisor Services	1.4
Enterprise Software/Service	1.3
Retail-Discount	1.2
U.S. Treasury Bonds	1.2
Metal Processors & Fabrication	1.1
Machinery-Pumps	1.1
Web Portals/ISP	1.1
Auto-Cars/Light Trucks	1.1
Retail-Restaurants	1.1
Electric-Integrated	1.0
Oil Companies-Integrated	1.0
Television	1.0
Insurance-Multi-line	1.0
Retail-Apparel/Shoe	0.9
Medical-Generic Drugs	0.9
Commercial Services	0.8
Coal	0.8
Wireless Equipment	0.8
Tobacco	0.8
Medical-Biomedical/Gene	0.7
Instruments-Scientific	0.7
Financial Guarantee Insurance	0.7
Real Estate Investment Trusts	0.7
Oil & Gas Drilling	0.7
E-Commerce/Services	0.7
Semiconductor Components-Integrated Circuits	0.6
Medical-HMO	0.6
Oil Field Machinery & Equipment	0.6
Metal-Diversified	0.6
Retail-Building Products	0.6
Telecom Equipment-Fiber Optics	0.5
Schools	0.5
Agricultural Chemicals	0.5
Banks-Commercial	0.5
Machinery-Farming	0.5
Gold Mining	0.5
U.S. Municipal Bonds & Notes	0.5
Airlines	0.4
Casino Hotels	0.4
Insurance-Life/Health	0.4
Medical Products	0.3
Insurance-Mutual	0.3
Distribution/Wholesale	0.3%
Food-Misc.	0.3
Medical Instruments	0.3
Retail-Drug Store	0.3
Oil-Field Services	0.3
Multimedia	0.3
Insurance-Property/Casualty	0.2
Data Processing/Management	0.2
Agricultural Operations	0.2
Electronic Components-Semiconductors	0.2
Building Products-Cement	0.2
Sovereign Agency	0.2
Aerospace/Defense	0.2
Metal-Iron	0.2
Steel-Producers	0.2
Electric Products-Misc.	0.2

100.0%

*	Calculated as a percentage of net assets.

Anchor Series Trust Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 58.0%
Aerospace/Defense — 0.2%
The Boeing Co.	720	$45,180

Agricultural Chemicals — 0.5%
Agrium, Inc.	1,550	75,857
The Mosaic Co.	1,410	54,962

		130,819

Applications Software — 1.3%
Microsoft Corp.	14,635	336,751

Auto-Cars/Light Trucks — 0.5%
Ford Motor Co.†	12,445	125,446

Banks-Super Regional — 1.6%
Wells Fargo & Co.	15,240	390,144

Beverages-Non-alcoholic — 1.7%
PepsiCo, Inc.	6,820	415,679

Building Products-Cement — 0.2%
Martin Marietta Materials, Inc.	590	50,038

Casino Hotels — 0.4%
Las Vegas Sands Corp.†	4,255	94,206

Coal — 0.8%
CONSOL Energy, Inc.	6,110	206,274

Commercial Services — 0.8%
Alliance Data Systems Corp.†	3,550	211,296

Computers — 2.6%
Apple, Inc.†	735	184,874
Hewlett-Packard Co.	5,595	242,152
International Business Machines Corp.	1,750	216,090

		643,116

Computers-Memory Devices — 1.7%
EMC Corp.†	22,910	419,253

Cosmetics & Toiletries — 1.8%
The Procter & Gamble Co.	7,660	459,447

Distribution/Wholesale — 0.3%
WESCO International, Inc.†	2,200	74,074

Diversified Banking Institutions — 3.2%
Bank of America Corp.	21,745	312,476
JPMorgan Chase & Co.	3,860	141,314
The Goldman Sachs Group, Inc.	855	112,236
UBS AG†	17,470	230,953

		796,979

Diversified Manufacturing Operations — 3.0%
General Electric Co.	26,430	381,121
Honeywell International, Inc.	7,390	288,432
Ingersoll-Rand PLC	2,195	75,705

		745,258

E-Commerce/Services — 0.7%
eBay, Inc.†	8,425	165,214

Electric Products-Misc. — 0.2%
Emerson Electric Co.	890	38,884

Electric-Integrated — 0.8%
American Electric Power Co., Inc.	3,000	96,900
NextEra Energy, Inc.	2,345	114,342

		211,242

Electronic Components-Semiconductors — 0.2%
Intel Corp.	2,770	53,877

Enterprise Software/Service — 1.3%
Oracle Corp.	14,750	316,535

Financial Guarantee Insurance — 0.7%
Assured Guaranty, Ltd.	12,980	172,245

Food-Misc. — 0.3%
H.J. Heinz Co.	1,675	72,394

Gold Mining — 0.5%
Barrick Gold Corp.	2,580	117,158

Instruments-Scientific — 0.7%
Thermo Fisher Scientific, Inc.†	3,525	172,901

Insurance-Life/Health — 0.4%
Aflac, Inc.	2,100	89,607

Insurance-Multi-line — 0.6%
Hartford Financial Services Group, Inc.	6,490	143,624

Investment Management/Advisor Services — 1.3%
Ameriprise Financial, Inc.	8,785	317,402

Machinery-Farming — 0.5%
Deere & Co.	2,200	122,496

Machinery-Pumps — 1.1%
Flowserve Corp.	3,255	276,024

Medical Instruments — 0.3%
St. Jude Medical, Inc.†	1,900	68,571

Medical Products — 0.3%
Covidien PLC	850	34,153
Zimmer Holdings, Inc.†	945	51,077

		85,230

Medical-Biomedical/Gene — 0.7%
Amgen, Inc.†	3,365	176,999

Medical-Drugs — 2.9%
Abbott Laboratories	1,700	79,526
AstraZeneca PLC ADR	2,640	124,423
Merck & Co., Inc.	8,845	309,310
Pfizer, Inc.	15,377	219,276

		732,535

Medical-Generic Drugs — 0.9%
Teva Pharmaceutical Industries, Ltd. ADR	4,195	218,098

Medical-HMO — 0.6%
UnitedHealth Group, Inc.	5,730	162,732

Metal Processors & Fabrication — 1.1%
Precision Castparts Corp.	2,685	276,340

Metal-Diversified — 0.6%
Rio Tinto PLC ADR	3,640	158,704

Metal-Iron — 0.2%
Cliffs Natural Resources, Inc.	950	44,802

Networking Products — 1.7%
Cisco Systems, Inc.†	19,660	418,955

Oil & Gas Drilling — 0.7%
Atwood Oceanics, Inc.†	2,200	56,144
Noble Corp.†	3,600	111,276

		167,420

Anchor Series Trust Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Oil Companies-Exploration & Production — 2.7%
Anadarko Petroleum Corp.	1,400	$50,526
Apache Corp.	3,265	274,880
Cobalt International Energy, Inc.†	3,200	23,840
EOG Resources, Inc.	1,050	103,289
Ultra Petroleum Corp.†	3,860	170,805
Whiting Petroleum Corp.†	750	58,815

		682,155

Oil Companies-Integrated — 1.0%
Exxon Mobil Corp.	4,480	255,674

Oil Field Machinery & Equipment — 0.6%
Cameron International Corp.†	5,000	162,600

Oil-Field Services — 0.3%
Schlumberger, Ltd.	1,160	64,194

Retail-Apparel/Shoe — 0.9%
The Buckle, Inc.	2,550	82,671
The Children’s Place Retail Stores, Inc.†	3,230	142,185

		224,856

Retail-Building Products — 0.6%
Lowe’s Cos., Inc.	7,165	146,309

Retail-Discount — 1.2%
Wal-Mart Stores, Inc.	6,190	297,553

Retail-Drug Store — 0.3%
CVS Caremark Corp.	2,250	65,970

Retail-Major Department Stores — 1.7%
Nordstrom, Inc.	7,560	243,356
TJX Cos., Inc.	4,305	180,595

		423,951

Retail-Restaurants — 1.1%
McDonald’s Corp.	4,010	264,139

Schools — 0.5%
ITT Educational Services, Inc.†	1,600	132,832

Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	3,900	108,654
Maxim Integrated Products, Inc.	3,255	54,456

		163,110

Telecom Equipment-Fiber Optics — 0.5%
Corning, Inc.	8,250	133,237

Telephone-Integrated — 1.2%
AT&T, Inc.	12,020	290,764

Television — 1.0%
CBS Corp., Class B	18,510	239,334

Tobacco — 0.8%
Philip Morris International, Inc.	4,285	196,424

Transport-Services — 1.2%
United Parcel Service, Inc., Class B	5,215	296,681

Web Portals/ISP — 1.1%
Google, Inc., Class A†	600	266,970

Wireless Equipment — 0.8%
QUALCOMM, Inc.	6,180	202,951

Total Common Stock (cost $14,676,321)		14,433,653

	Shares/
	Principal	Value
Security Description	Amount	(Note 2)

PREFERRED STOCK — 0.5%
Banks-Commercial — 0.5%
Itau Unibanco Holding SA ADR (cost $137,079)	7,060	$127,151

U.S. CORPORATE BONDS & NOTES — 8.3%
Agricultural Operations — 0.2%
Cargill, Inc. Senior Notes 5.60% due 09/15/12*	$50,000	54,257

Airlines — 0.4%
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class A 5.98% due 04/19/22	29,469	29,690
Southwest Airlines Co. Senior Notes 5.75% due 12/15/16	50,000	52,848
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	27,142	28,640

		111,178

Applications Software — 0.2%
Intuit, Inc. Senior Notes 5.40% due 03/15/12	50,000	53,081

Auto-Cars/Light Trucks — 0.6%
Daimler Finance North America LLC Company Guar. Notes 7.30% due 01/15/12	100,000	107,791
Daimler Finance North America LLC Company Guar. Notes 8.50% due 01/18/31	25,000	31,936

		139,727

Banks-Super Regional — 0.2%
Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	50,000	52,015

Data Processing/Management — 0.2%
Fiserv, Inc. Company Guar. Notes 6.13% due 11/20/12	50,000	54,826

Diversified Banking Institutions — 2.2%
Citigroup, Inc. FDIC Guar. Notes 2.88% due 12/09/11	200,000	206,218
Citigroup, Inc. Senior Notes 6.50% due 01/18/11	100,000	102,417
JPMorgan Chase & Co. Senior Notes 6.40% due 05/15/38	35,000	40,513
Morgan Stanley Senior Notes 5.45% due 01/09/17	100,000	99,130
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	100,000	101,111

		549,389

Anchor Series Trust Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Diversified Financial Services — 1.4%
General Electric Capital Corp. FDIC Guar. Notes 2.25% due 03/12/12	$200,000	$205,191
General Electric Capital Corp. Senior Notes 4.80% due 05/01/13	35,000	37,313
General Electric Capital Corp. Senior Notes Series A 5.88% due 02/15/12	100,000	106,274

		348,778

Electric-Integrated — 0.2%
Consolidated Edison Co. of New York Senior Notes 5.30% due 12/01/16	35,000	38,913
Duke Energy Carolinas LLC 1st. Mtg. Bonds 5.25% due 01/15/18	10,000	11,217

		50,130

Finance-Credit Card — 0.0%
Discover Financial Services Senior Notes 6.45% due 06/12/17	10,000	10,092

Insurance-Multi-line — 0.4%
Hartford Financial Services Group, Inc. Senior Notes 6.10% due 10/01/41	100,000	86,399

Insurance-Mutual — 0.3%
Liberty Mutual Insurance Senior Sub. Notes 7.88% due 10/15/26*	75,000	79,350

Insurance-Property/Casualty — 0.2%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	50,000	59,879

Investment Management/Advisor Services — 0.1%
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	15,000	17,058

Multimedia — 0.3%
News America, Inc. Company Guar. Bonds 6.40% due 12/15/35	25,000	27,208
Time Warner, Inc. Company Guar. Notes 5.50% due 11/15/11	35,000	36,889

		64,097

Real Estate Investment Trusts — 0.7%
Brandywine Operating Partnership LP Company Guar. Notes 6.00% due 04/01/16	25,000	25,486
Health Care Property Investors, Inc. Senior Notes 6.00% due 01/30/17	15,000	15,145
Kimco Realty Corp. Senior Notes 5.78% due 03/15/16	40,000	42,815
Liberty Property LP Senior Notes 6.63% due 10/01/17	10,000	10,740
Realty Income Corp. Senior Notes 6.75% due 08/15/19	15,000	16,554
Simon Property Group LP Senior Notes 6.10% due 05/01/16	55,000	61,047

		171,787

Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 6.45% due 06/15/34	40,000	43,537
AT&T, Inc. Senior Notes 6.80% due 05/15/36	10,000	11,472
BellSouth Corp. Senior Notes 6.00% due 11/15/34	5,000	5,166
BellSouth Corp. Senior Notes 6.55% due 06/15/34	20,000	22,027

		82,202

Transport-Services — 0.4%
Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 01/15/22	83,162	91,768

Total U.S. CORPORATE BONDS & NOTES (cost $2,010,377)		2,076,013

FOREIGN CORPORATE BONDS & NOTES — 0.2%
Steel-Producers — 0.2%
ArcelorMittal Senior Notes 5.38% due 06/01/13 (cost $39,831)	40,000	42,068

MUNICIPAL BONDS & NOTES — 0.5%
U.S. Municipal Bonds & Notes — 0.5%
Illinois State Taxable-Pension 3.85% due 06/01/13	65,000	65,460
Oregon School Boards Assoc. General Obligation 4.76% due 06/30/28	55,000	49,841

Total Municipal Bonds & Notes (cost $119,671)		115,301

U.S. GOVERNMENT AGENCIES — 18.8%
Federal Home Loan Mtg. Corp. — 5.5%
4.50% due 09/01/35	90,427	94,485
4.50% due 02/01/39	790,755	820,309
5.00% due 10/01/35	72,937	77,351
5.00% due 12/01/35	90,574	96,054
5.00% due 05/01/38	256,734	272,510

		1,360,709

Federal National Mtg. Assoc. — 9.1%
4.50% due 09/01/35	61,097	63,886
4.50% due 03/01/38	557,087	578,605
4.50% due 08/01/38	638,016	662,659
4.50% due 01/01/39	64,124	66,581

Anchor Series Trust Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)

5.00% due 03/01/19	$267,430	$287,633
5.00% due 04/01/19	56,003	60,234
5.00% due 07/01/33	25,324	26,932
5.00% due 03/01/34	61,481	65,384
5.00% due 09/01/34	39,389	41,859
5.00% due 08/01/35	131,778	139,875
5.00% due 06/01/36	265,241	281,540

		2,275,188

Government National Mtg. Assoc. — 4.0%
5.00% due 11/15/34	143,581	154,272
5.00% due 11/15/35	242,931	260,361
5.50% due 04/15/34	112,441	122,202
6.00% due 10/15/32	32,579	36,054
6.50% due 08/15/23	1,222	1,351
6.50% due 09/15/23	11,176	12,357
6.50% due 10/15/23	1,333	1,473
6.50% due 11/15/23	88,265	97,599
6.50% due 12/15/23	98,588	109,018
6.50% due 09/15/28	7,573	8,440
6.50% due 11/15/28	20,839	23,419
6.50% due 10/15/31	3,218	3,605
6.50% due 02/15/35	76,639	84,826
7.00% due 01/15/33	11,284	12,820
7.00% due 10/15/34	68,488	77,576

		1,005,373

Sovereign Agency — 0.2%
Financing Corp. STRIPS Series 12 zero coupon due 12/06/13	25,000	23,353
Financing Corp. STRIPS Series 13 zero coupon due 12/27/13	25,000	23,299

		46,652

Total U.S. Government Agencies (cost $4,412,204)		4,687,922

U.S. GOVERNMENT TREASURIES — 11.6%
U.S. Treasury Bonds — 1.2%
4.38% due 11/15/39	130,000	140,339
4.63% due 02/15/40	135,000	151,748

		292,087

U.S. Treasury Notes — 10.4%
1.00% due 09/30/11	475,000	478,266
2.38% due 08/31/10	300,000	301,090
2.50% due 03/31/15	175,000	181,344
3.13% due 09/30/13	550,000	585,578
3.88% due 05/15/18	600,000	655,781
4.13% due 08/15/10	195,000	195,945
4.63% due 02/15/17	175,000	199,924

		2,597,928

Total U.S. Government Treasuries (cost $2,767,279)		2,890,015

Total Long-Term Investment Securities (cost $24,162,762)		24,372,123

REPURCHASE AGREEMENTS — 2.1%
Bank of America Joint Repurchase Agreement(1)	285,000	285,000
UBS Securities LLC Joint Repurchase Agreement(1)	250,000	250,000

Total Repurchase Agreements (cost $535,000)		535,000

TOTAL INVESTMENTS (cost $24,697,762)(2)	100.0%	24,907,123
Liabilities in excess of other assets	0.0	(8,597)

NET ASSETS	100.0%	$24,898,526

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2010 the aggregate value of these securities was $133,607 representing 0.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 6 for cost of investments on a tax basis.
ADR — American Depository Receipt
FDIC — Federal Deposit Insurance Corporation

STRIPS —	Separate trading of registered interest and principal of securities.

Open Futures Contracts

Number						Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	June 30, 2010	(Depreciation)

5	Short	U.S. Treasury 5 Year Note	September 2010	$584,631	$591,758	$(7,127)
2	Short	U.S. Treasury 10 Year Note	September 2010	241,340	245,094	(3,754)
1	Long	S&P 500 E-Mini Index	September 2010	54,249	51,330	(2,919)

						$(13,800)

Anchor Series Trust Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010 (see Note 2):

	Level 1-Unadjusted	Level 2-Other	Level 3-Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock	$14,433,653	$—	$—	$14,433,653
Preferred Stock	127,151	—	—	127,151
U.S. Corporate Bonds & Notes	—	2,076,013	—	2,076,013
Foreign Corporate Bonds & Notes	—	42,068	—	42,068
Municipal Bonds & Notes	—	115,301	—	115,301
U.S. Government Agencies	—	4,687,922	—	4,687,922
U.S. Government Treasuries	—	2,890,015	—	2,890,015
Repurchase Agreements	—	535,000	—	535,000
Other Financial Instruments@
Open Futures Contracts — Depreciation	(13,800)	—	—	(13,800)

Total	$14,547,004	$10,346,319	$—	$24,893,323

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO PROFILE — June 30, 2010 — (unaudited)

Industry Allocation*

Sovereign	30.6%
Repurchase Agreements	4.6
Banks-Commercial	4.1
Diversified Banking Institutions	3.8
Computers	2.6
Food-Misc.	2.4
Enterprise Software/Service	2.3
Oil Companies-Integrated	2.0
Medical Products	2.0
Airlines	1.8
Diversified Manufacturing Operations	1.7
Medical-Drugs	1.6
Medical-Generic Drugs	1.4
Transport-Services	1.4
Retail-Apparel/Shoe	1.3
Oil Companies-Exploration & Production	1.2
Beverages-Non-alcoholic	1.2
Networking Products	1.2
Computers-Memory Devices	1.0
Banks-Super Regional	1.0
Real Estate Operations & Development	1.0
U.S. Treasury Notes	1.0
Medical-HMO	0.9
Auto-Cars/Light Trucks	0.9
Power Converter/Supply Equipment	0.9
Tobacco	0.9
Coal	0.8
Multimedia	0.8
U.S. Treasury Bonds	0.7
Banks-Special Purpose	0.7
Agricultural Chemicals	0.7
Metal-Diversified	0.7
Investment Management/Advisor Services	0.7
Building Products-Cement	0.6
Electric-Integrated	0.6
Electronic Components-Semiconductors	0.6
Distribution/Wholesale	0.6
Electric Products-Misc.	0.6
Batteries/Battery Systems	0.6
Commercial Services	0.5
Applications Software	0.5
Apparel Manufacturers	0.5
Human Resources	0.5
Cellular Telecom	0.5
Metal Processors & Fabrication	0.5
Aerospace/Defense	0.5
Retail-Jewelry	0.5
Schools	0.5
E-Commerce/Products	0.5
Insurance-Life/Health	0.4
Real Estate Investment Trusts	0.4
E-Commerce/Services	0.4
Non-Ferrous Metals	0.4
Gas-Transportation	0.4
Semiconductor Components-Integrated Circuits	0.4
Wireless Equipment	0.3
Internet Application Software	0.3
Insurance-Multi-line	0.3
Platinum	0.3
Machinery-General Industrial	0.3
Electronic Components-Misc.	0.3
Machinery-Construction & Mining	0.3
Web Hosting/Design	0.3%
Transport-Marine	0.3
Diversified Financial Services	0.2
Retail-Discount	0.2
Retail-Consumer Electronics	0.2
Pharmacy Services	0.2
Instruments-Scientific	0.2
Semiconductor Equipment	0.2
Coffee	0.2
Hotels/Motels	0.2
Auto/Truck Parts & Equipment-Original	0.2
Containers-Metal/Glass	0.2
Computer Services	0.2
Research & Development	0.2
X-Ray Equipment	0.2
Machinery-Electrical	0.2
Retail-Mail Order	0.2
Building-Residential/Commercial	0.2
Oil Field Machinery & Equipment	0.2
Motion Pictures & Services	0.2
Casino Hotels	0.2
Entertainment Software	0.2
Medical Instruments	0.2
Advertising Sales	0.2
Computers-Integrated Systems	0.2
Insurance-Property/Casualty	0.2
Retail-Sporting Goods	0.2
Commercial Services-Finance	0.2
Printing-Commercial	0.2
Telecommunication Equipment	0.2
Engineering/R&D Services	0.1
Electronic Measurement Instruments	0.1
Home Furnishings	0.1
Auto-Heavy Duty Trucks	0.1
Medical-Biomedical/Gene	0.1
Photo Equipment & Supplies	0.1
Steel-Producers	0.1

99.9%

*	Calculated as a percentage of net assets.

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO PROFILE — June 30, 2010 — (unaudited) — (continued)

Country Allocation*

United States	40.5%
United Kingdom	8.5
Japan	5.0
Singapore	4.6
Sweden	3.9
France	3.8
Norway	3.6
Switzerland	3.5
Denmark	3.2
Canada	3.1
Australia	2.8
Germany	2.5
Poland	2.1
Ireland	1.9
Bermuda	1.2
China	1.1
Israel	1.1
Italy	1.1
Hong Kong	1.0
Brazil	0.8
Cayman Islands	0.6
Spain	0.6
Jersey	0.6
Mexico	0.5
Indonesia	0.5
India	0.5
Finland	0.4
South Africa	0.3
Netherlands	0.3
Turkey	0.2
Colombia	0.1

99.9%

*	Calculated as a percentage of net assets

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 61.4%
Advertising Sales — 0.2%
Focus Media Holding, Ltd. ADR†	2,439	$37,878

Aerospace/Defense — 0.5%
Lockheed Martin Corp.	892	66,454
The Boeing Co.	740	46,435

		112,889

Agricultural Chemicals — 0.7%
Potash Corp. of Saskatchewan, Inc.	1,400	120,582
The Mosaic Co.	799	31,145

		151,727

Airlines — 1.8%
AMR Corp.†	4,500	30,510
British Airways PLC†(1)	33,670	97,712
Continental Airlines, Inc., Class B†	5,100	112,200
JetBlue Airways Corp.†	6,596	36,212
UAL Corp.†	4,300	88,408
US Airways Group, Inc.†	4,090	35,215

		400,257

Apparel Manufacturers — 0.5%
Coach, Inc.	1,695	61,952
Hanesbrands, Inc.†	2,267	54,544

		116,496

Applications Software — 0.5%
Citrix Systems, Inc.†	2,772	117,062

Auto-Cars/Light Trucks — 0.9%
Daimler AG†(1)	3,948	199,916

Auto-Heavy Duty Trucks — 0.1%
Navistar International Corp.†	602	29,618

Auto/Truck Parts & Equipment-Original — 0.2%
Johnson Controls, Inc.	1,869	50,220

Banks-Commercial — 3.4%
China Merchants Bank Co., Ltd.(1)	59,985	143,327
HDFC Bank, Ltd. ADR	700	100,079
Industrial & Commercial Bank of China(1)	109,000	79,284
Intesa Sanpaolo SpA(1)	29,261	77,055
Lloyds Banking Group PLC†(1)	177,846	141,108
PT Bank Central Asia(1)	76,500	49,451
PT Bank Mandiri Tbk(1)	87,500	56,972
Standard Chartered PLC(1)	3,126	75,887
Sumitomo Mitsui Financial Group, Inc.(1)	200	5,646
Turkiye Garanti Bankasi AS(1)	10,238	42,416

		771,225

Banks-Super Regional — 1.0%
Wells Fargo & Co.	8,700	222,720

Batteries/Battery Systems — 0.6%
Energizer Holdings, Inc.†	2,500	125,700

Beverages-Non-alcoholic — 1.2%
PepsiCo, Inc.	4,500	274,275

Building Products-Cement — 0.6%
CRH PLC(1)	7,085	144,081

Building-Residential/Commercial — 0.2%
MRV Engenharia e Participacoes SA	5,925	41,721

Casino Hotels — 0.2%
MGM Resorts International†	4,087	39,399

Cellular Telecom — 0.5%
America Movil SAB de CV, Series L ADR	2,400	114,000

Coal — 0.8%
CONSOL Energy, Inc.	2,844	96,013
Peabody Energy Corp.	2,200	86,086

		182,099

Coffee — 0.2%
Green Mountain Coffee Roasters, Inc.†	2,040	52,428

Commercial Services — 0.5%
SGS SA(1)	90	121,174

Commercial Services-Finance — 0.2%
Visa, Inc., Class A	500	35,375

Computer Services — 0.2%
Cognizant Technology Solutions Corp., Class A†	900	45,054

Computers — 2.6%
Apple, Inc.†	1,694	426,092
Dell, Inc.†	9,756	117,657
Research In Motion, Ltd.†	760	37,438

		581,187

Computers-Integrated Systems — 0.2%
Riverbed Technology, Inc.†	1,333	36,817

Computers-Memory Devices — 1.0%
NetApp, Inc.†	3,400	126,854
SanDisk Corp.†	1,636	68,826
Seagate Technology†	2,463	32,118

		227,798

Containers-Metal/Glass — 0.2%
Rexam PLC(1)	10,382	46,589

Distribution/Wholesale — 0.6%
WW Grainger, Inc.	1,350	134,258

Diversified Banking Institutions — 3.8%
Bank of America Corp.	5,600	80,472
Barclays PLC(1)	18,878	74,843
Julius Baer Group, Ltd.(1)	1,544	43,959
Mitsubishi UFJ Financial Group, Inc.(1)	13,600	61,651
Societe Generale(1)	1,858	75,581
The Goldman Sachs Group, Inc.	1,045	137,177
UBS AG†(1)	28,029	371,540

		845,223

Diversified Manufacturing Operations — 1.7%
General Electric Co.	18,300	263,886
Illinois Tool Works, Inc.	1,000	41,280
Ingersoll-Rand PLC	2,222	76,637

		381,803

E-Commerce/Products — 0.5%
Amazon.com, Inc.†	965	105,436

E-Commerce/Services — 0.4%
eBay, Inc.†	4,579	89,794

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Electric Products-Misc. — 0.6%
Hitachi, Ltd.†(1)	36,000	$130,553

Electric-Integrated — 0.6%
Northeast Utilities	5,500	140,140

Electronic Components-Misc. — 0.3%
Gentex Corp.	1,444	25,963
Jabil Circuit, Inc.	3,153	41,935

		67,898

Electronic Components-Semiconductors — 0.6%
Broadcom Corp., Class A	2,045	67,424
NVIDIA Corp.†	2,646	27,016
Skyworks Solutions, Inc.†	2,540	42,646

		137,086

Electronic Measurement Instruments — 0.1%
Trimble Navigation, Ltd.†	1,124	31,472

Engineering/R&D Services — 0.1%
Jacobs Engineering Group, Inc.†	926	33,743

Enterprise Software/Service — 2.3%
BMC Software, Inc.†	3,700	128,131
Concur Technologies, Inc.†	1,358	57,959
Oracle Corp.	14,849	318,660

		504,750

Entertainment Software — 0.2%
Activision Blizzard, Inc.	3,690	38,708

Food-Misc. — 2.4%
Danone SA(1)	5,059	270,160
Kraft Foods, Inc., Class A	6,900	193,200
Nestle SA(1)	1,359	65,572

		528,932

Gas-Transportation — 0.4%
Snam Rete Gas SpA(1)	20,959	83,322

Home Furnishings — 0.1%
Tempur-Pedic International, Inc.†	975	29,981

Hotel/Motels — 0.2%
Shangri-La Asia, Ltd.(1)	27,333	50,927

Human Resources — 0.5%
The Capita Group PLC(1)	10,544	115,684

Instruments-Scientific — 0.2%
Thermo Fisher Scientific, Inc.†	1,091	53,514

Insurance-Life/Health — 0.4%
Principal Financial Group, Inc.	4,300	100,792

Insurance-Multi-line — 0.3%
Genworth Financial, Inc., Class A†	2,992	39,105
Ping An Insurance Group Co. of China Ltd.(3)(4)	4,000	32,245

		71,350

Insurance-Property/Casualty — 0.2%
Tokio Marine Holdings, Inc.(1)	1,400	36,672

Internet Application Software — 0.3%
Tencent Holdings, Ltd.(1)	4,373	72,113

Investment Management/Advisor Services — 0.7%
Ameriprise Financial, Inc.	1,239	44,765
Invesco, Ltd.	6,043	101,704

		146,469

Machinery-Construction & Mining — 0.3%
Atlas Copco AB, Class A(1)	4,333	63,434

Machinery-Electrical — 0.2%
Regal-Beloit Corp.	764	42,616

Machinery-General Industrial — 0.3%
Kone Oyj, Class B(1)	1,724	68,550

Medical Instruments — 0.2%
Intuitive Surgical, Inc.†	121	38,190

Medical Products — 2.0%
Covidien PLC	4,800	192,864
Johnson & Johnson	4,400	259,864

		452,728

Medical-Biomedical/Gene — 0.1%
Celgene Corp.†	567	28,815

Medical-Drugs — 1.6%
AstraZeneca PLC(1)	1,627	76,448
Auxilium Pharmaceuticals, Inc.†	1,300	30,550
Furiex Pharmaceuticals, Inc.†	140	1,422
Pfizer, Inc.	14,400	205,344
Shionogi & Co., Ltd.(1)	1,721	35,605

		349,369

Medical-Generic Drugs — 1.4%
Mylan, Inc.†	2,712	46,212
Teva Pharmaceutical Industries, Ltd. ADR	4,900	254,751
Watson Pharmaceuticals, Inc.†	208	8,439

		309,402

Medical-HMO — 0.9%
Aetna, Inc.	1,432	37,776
UnitedHealth Group, Inc.	6,051	171,849

		209,625

Metal Processors & Fabrication — 0.5%
Precision Castparts Corp.	1,100	113,212

Metal-Diversified — 0.7%
Rio Tinto PLC(1)	3,376	147,733

Motion Pictures & Services — 0.2%
DreamWorks Animation SKG, Inc., Class A†	1,433	40,912

Multimedia — 0.8%
Pearson PLC(1)	4,206	55,040
WPP PLC(1)	13,203	124,158

		179,198

Networking Products — 1.2%
Atheros Communications, Inc.†	1,691	46,570
Cisco Systems, Inc.†	8,700	185,397
Polycom, Inc.†	994	29,611

		261,578

Non-Ferrous Metals — 0.4%
Titanium Metals Corp.†	4,900	86,191

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Oil Companies-Exploration & Production — 1.2%
Anadarko Petroleum Corp.	3,800	$137,142
Apache Corp.	437	36,791
Southwestern Energy Co.†	2,700	104,328

		278,261

Oil Companies-Integrated — 2.0%
BG Group PLC(1)	12,688	187,822
ConocoPhillips	3,300	161,997
Repsol YPF SA(1)	5,181	104,676

		454,495

Oil Field Machinery & Equipment — 0.2%
National Oilwell Varco, Inc.	1,249	41,304

Pharmacy Services — 0.2%
SXC Health Solutions Corp.†	733	53,692

Photo Equipment & Supplies — 0.1%
Nikon Corp.(1)	1,600	27,579

Platinum — 0.3%
Impala Platinum Holdings, Ltd.(1)	3,071	71,192

Power Converter/Supply Equipment — 0.9%
Schneider Electric SA(1)	1,947	197,065

Printing-Commercial — 0.2%
VistaPrint NV†	740	35,143

Real Estate Investment Trusts — 0.4%
Unibail-Rodamco SE(1)	588	95,432

Real Estate Operations & Development — 1.0%
Hang Lung Properties, Ltd.(1)	30,000	115,636
Sun Hung Kai Properties, Ltd.(1)	7,500	102,067

		217,703

Research & Development — 0.2%
Pharmaceutical Product Development, Inc.	1,688	42,892

Retail-Apparel/Shoe — 1.3%
Esprit Holdings, Ltd.(1)	15,039	81,294
Hennes & Mauritz AB, Class B(1)	3,271	89,944
Ross Stores, Inc.	907	48,334
Urban Outfitters, Inc.†	2,403	82,639

		302,211

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	1,600	54,176

Retail-Discount — 0.2%
Target Corp.	1,144	56,250

Retail-Jewelry — 0.5%
Compagnie Financiere Richemont SA(1)	3,233	112,478

Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	1,700	42,194

Retail-Sporting Goods — 0.2%
Dick’s Sporting Goods, Inc.†	1,441	35,866

Schools — 0.5%
Apollo Group, Inc., Class A†	2,600	110,422

	Shares/
	Principal	Value
Security Description	Amount(2)	(Note 2)

Semiconductor Components-Integrated Circuits — 0.4%
Marvell Technology Group, Ltd.†	2,785	$43,892
Maxim Integrated Products, Inc.	2,100	35,133

		79,025

Semiconductor Equipment — 0.2%
Lam Research Corp.†	1,400	53,284

Steel-Producers — 0.1%
Sumitomo Metal Industries, Ltd.(1)	11,000	24,811

Telecommunication Equipment — 0.2%
Alcatel-Lucent†(1)	13,330	33,999

Tobacco — 0.9%
Imperial Tobacco Group PLC(1)	6,951	193,810

Transport-Marine — 0.3%
Mitsui O.S.K. Lines, Ltd.(1)	9,000	59,395

Transport-Services — 1.4%
C.H. Robinson Worldwide, Inc.	2,500	139,150
Expeditors International of Washington, Inc.	1,533	52,904
FedEx Corp.	600	42,066
Kuehne & Nagel International AG(1)	714	73,135

		307,255

Web Hosting/Design — 0.3%
Equinix, Inc.†	762	61,890

Wireless Equipment — 0.3%
American Tower Corp., Class A†	896	39,872
QUALCOMM, Inc.	1,054	34,613

		74,485

X-Ray Equipment — 0.2%
Hologic, Inc.†	3,065	42,695

Total Common Stock (cost $13,881,739)		13,758,882

PREFERRED STOCK — 0.7%
Banks-Commercial — 0.7%
BanColombia SA ADR	400	20,052
Itau Unibanco Holding SA ADR*	8,100	145,881

		165,933

Steel-Producers — 0.0%
Weirton Steel Corp. Series C†(3)(4)	1,125	0

Total Preferred Stock (cost $184,696)		165,933

ASSET BACKED SECURITIES — 0.2%
Diversified Financial Services — 0.2%
Bear Stearns Commercial Mtg. Securities, Inc.
Series 2002-TOP8, Class A2 4.83% due 08/15/38(5)	$25,000	26,216
Bear Stearns Commercial Mtg. Securities, Inc.,
Series 2001-TOP4, Class A3 5.61% due 11/15/33(5)	25,000	25,822
Wachovia Bank Commercial Mtg. Trust Series 2005-C20, Class A3SF 0.39% due 07/15/42(5)(6)	4,618	4,562

Total Asset Backed Securities (cost $55,141)		56,600

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited) — (continued)

		Principal	Value
Security Description		Amount(2)	(Note 2)

FOREIGN CORPORATE BONDS & NOTES — 0.7%
Banks-Special Purpose — 0.7%
Kreditanstalt fuer Wiederaufbrau Bankengruppe Government Guar. Notes 4.38% due 10/11/13	EUR	75,000	$100,145
Kreditanstalt fuer Wiederaufbrau Bankengruppe Government Guar. Notes 7.50% due 08/26/11	AUD	70,000	60,610

			160,755

Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(3)(4)		49,351	0

Total Foreign Corporate Bonds & Notes (cost $168,054)			160,755

FOREIGN GOVERNMENT AGENCIES — 27.4%
Sovereign — 27.4%
Federal Republic of Germany Bonds 3.25% due 01/04/20	EUR	15,000	19,456
Federal Republic of Germany Bonds 3.75% due 01/04/19	EUR	5,000	6,746
Federal Republic of Germany Bonds 4.25% due 07/04/14	EUR	115,000	157,473
Federal Republic of Germany Bonds 5.50% due 01/04/31	EUR	15,000	24,338
Government of Australia Bonds 5.75% due 05/15/21	AUD	100,000	88,299
Government of Australia Bonds 6.00% due 02/15/17	AUD	235,000	209,870
Government of Australia Bonds 6.25% due 04/15/15	AUD	375,000	336,616
Government of Canada Bonds 3.75% due 06/01/19	CAD	90,000	89,440
Government of Canada Bonds 4.25% due 06/01/18	CAD	25,000	25,729
Government of Canada Bonds 4.50% due 06/01/15	CAD	200,000	206,882
Government of Canada Bonds 5.75% due 06/01/33	CAD	150,000	186,032
Government of Finland Bonds 4.38% due 07/04/19	EUR	10,000	13,863
Government of France Bonds 3.50% due 04/25/20	EUR	40,000	50,679
Government of France Bonds 4.75% due 04/25/35	EUR	10,000	14,337
Government of Ireland Bonds 4.40% due 06/18/19	EUR	10,000	11,301
Government of Japan Bonds 0.70% due 12/20/13	JPY	31,500,000	362,325
Government of Japan Bonds 1.30% due 12/20/18	JPY	2,700,000	31,688
Government of Japan Bonds 1.80% due 06/20/17	JPY	13,850,000	169,691
Government of Japan Bonds 2.10% due 12/20/27	JPY	9,050,000	108,315
Government of Japan Bonds 2.20% due 09/20/28	JPY	4,550,000	55,013
Government of Poland Bonds 5.00% due 10/24/13	PLN	370,000	108,523
Government of Poland Bonds 5.75% due 09/23/22	PLN	555,000	160,081
Government of Poland Bonds 6.25% due 10/24/15	PLN	700,000	212,967
Government of Singapore Bonds 3.63% due 07/01/14	SGD	1,300,000	1,032,839
Government of Spain Bonds 4.00% due 04/30/20	EUR	25,000	29,180
Kingdom of Denmark Bonds 4.00% due 11/15/15	DKK	825,000	150,241
Kingdom of Denmark Bonds 4.00% due 11/15/17	DKK	1,275,000	232,801
Kingdom of Denmark Bonds 4.50% due 11/15/39	DKK	130,000	26,273
Kingdom of Denmark Bonds 5.00% due 11/15/13	DKK	450,000	83,034
Kingdom of Denmark Bonds 7.00% due 11/10/24	DKK	915,000	221,004
Kingdom of Netherlands Bonds 4.00% due 01/15/37	EUR	10,000	13,627
Kingdom of Norway Bonds 4.25% due 05/19/17	NOK	1,160,000	193,784
Kingdom of Norway Bonds 4.50% due 05/22/19	NOK	200,000	33,966
Kingdom of Norway Bonds 5.00% due 05/15/15	NOK	1,150,000	196,762
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	2,080,000	356,261

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited) — (continued)

		Principal	Value
Security Description		Amount(2)	(Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)

Kingdom of Sweden Bonds 3.75% due 08/12/17	SEK	250,000	$34,775
Kingdom of Sweden Bonds 4.50% due 08/12/15	SEK	1,250,000	178,153
Kingdom of Sweden Bonds 5.00% due 12/01/20	SEK	2,390,000	370,331
Kingdom of Sweden Bonds 6.75% due 05/05/14	SEK	925,000	139,941
Republic of Italy Bonds 4.50% due 03/01/19	EUR	45,000	57,251
Republic of Italy Bonds 5.00% due 09/01/40	EUR	25,000	30,446
Societe Financement de l’Economie Francaise Government Guar. Notes 3.38% due 05/05/14*		100,000	104,994

Total Foreign Government Agencies (cost $5,962,762)			6,135,327

FOREIGN GOVERNMENT TREASURIES — 3.2%
Sovereign — 3.2%
United Kingdom Gilt Treasury Bonds 2.75% due 01/22/15	GBP	65,000	99,985
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/55	GBP	70,000	106,830
United Kingdom Gilt Treasury Bonds 4.50% due 03/07/19	GBP	35,000	57,395
United Kingdom Gilt Treasury Bonds 4.75% due 09/07/15	GBP	70,000	117,596
United Kingdom Gilt Treasury Bonds 4.75% due 03/07/20	GBP	80,000	133,202
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/30	GBP	55,000	89,280
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/38	GBP	65,000	106,517

Total Foreign Government Treasuries (cost $679,977)			710,805

U.S. GOVERNMENT AGENCIES — 0.0%
Federal National Mtg. Assoc. 4.79% due 11/01/12 (cost $1,006)		1,013	1,056

U.S. GOVERNMENT TREASURIES — 1.7%
U.S. Treasury Bonds — 0.7%
4.25% due 05/15/39		70,000	74,014
4.50% due 05/15/38		80,000	88,237

			162,251

U.S. Treasury Notes — 1.0%
0.88% due 03/31/11		$75,000	75,316
1.88% due 02/28/14		110,000	112,097
3.63% due 08/15/19		25,000	26,436

			213,849

Total U.S. Government Treasuries (cost $361,044)			376,100

Total Long-Term Investment Securities (cost $21,294,419)			21,365,458

REPURCHASE AGREEMENTS — 4.6%
Bank of America Joint Repurchase Agreement(7)		555,000	555,000
UBS Securities LLC Joint Repurchase Agreement(7)		480,000	480,000

Total Repurchase Agreements (cost $1,035,000)			1,035,000

TOTAL INVESTMENTS (cost $22,329,419)(8)		99.9%	22,400,458
Other assets less liabilities		0.1	20,225

NET ASSETS		100.0%	$22,420,683

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2010, the aggregate value of these securities was $250,875 representing 1.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at June 30, 2010. The aggregate value of these securities was $4,874,498 representing 21.7% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Denominated in United States dollars unless otherwise indicated.
(3)	Fair valued security. Securities are classified as Level 3 for disclosures based on the securities valuation inputs; see Note 2.
(4)	Illiquid security. At June 30, 2010, the aggregate value of these securities was $32,245 representing 0.1% of net assets.
(5)	Commercial Mortgage Backed Security
(6)	Floating Rate Security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2010.
(7)	See Note 2 for details of Joint Repurchase Agreements.
(8)	See Note 6 for cost of investments on a tax basis.

ADR — American Depository Receipt

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited) — (continued)

Open Futures Contracts

Number						Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	June 30, 2010	(Depreciation)

5	Long	Dow Jones Euro Stoxx 50	September 2010	$163,168	$157,277	$(5,891)
1	Short	Euro-Bobl	September 2010	147,169	148,103	(934)
1	Short	Euro-Bund	September 2010	156,821	158,490	(1,669)
2	Long	FTSE 100 Index	September 2010	153,639	146,034	(7,605)
1	Short	LIFFE Long Gilt	September 2010	177,450	181,103	(3,653)
4	Short	S&P 500 E-Mini Index	September 2010	216,983	205,320	11,663
1	Long	TOPIX Index	September 2010	97,151	94,756	(2,395)
1	Short	U.S. Treasury 10 Year Note	September 2010	120,389	122,547	(2,158)
3	Short	U.S. Treasury 5 Year Note	September 2010	350,176	355,055	(4,879)

						$(17,521)

Open Forward Foreign Currency Contracts

	Contract		In		Delivery	Unrealized	Unrealized
Counterparty	to Deliver		Exchange For		Date	Appreciation	(Depreciation)

Bank of America N.A.	AUD	495,000	USD	415,780	09/15/2010	$2,737	$—
	EUR	62,000	USD	76,019	09/15/2010	172	—
	HKD	740,000	USD	95,410	07/22/2010	371	—
	JPY	59,394,000	USD	653,248	09/15/2010	—	(19,345)
	SEK	5,483,000	USD	680,792	09/15/2010	—	(22,374)
	SGD	1,493,000	USD	1,055,318	09/15/2010	—	(11,973)
	USD	416,064	CAD	417,000	07/22/2010	—	(24,395)
	USD	174,011	INR	7,740,000	07/22/2010	—	(7,699)
	USD	145,492	SGD	200,000	07/22/2010	—	(2,552)
	USD	83,911	CAD	89,000	09/15/2010	—	(348)
	USD	3,704	EUR	3,000	09/15/2010	—	(34)
	USD	225,979	SEK	1,820,000	09/15/2010	7,427	—

						10,707	(88,720)

Barclays Bank PLC Wholesale	CNY	945,000	USD	139,793	02/14/2011	—	(619)
	CNY	330,000	USD	48,961	04/07/2011	—	(216)
	DKK	40,000	USD	6,580	09/15/2010	12	—
	EUR	8,000	USD	9,902	09/15/2010	116	—
	GBP	127,000	USD	186,411	09/15/2010	—	(3,333)
	USD	193,677	TWD	6,004,000	07/22/2010	—	(6,698)
	USD	149,443	GBP	103,000	09/15/2010	4,444	—
	USD	12,137	ZAR	95,000	09/15/2010	85	—
	USD	141,700	CNY	945,000	02/14/2011	—	(1,288)
	USD	149,728	CNY	990,000	04/07/2011	—	(2,197)

						4,657	(14,351)

BNP Paribas SA	EUR	11,000	USD	13,385	09/15/2010	—	(72)
	USD	120,374	BRL	215,000	07/22/2010	—	(1,750)
	USD	22,587	BRL	42,000	09/15/2010	297	—

						297	(1,822)

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited) — (continued)

Open Forward Foreign Currency Contracts

	Contract		In		Delivery	Unrealized	Unrealized
Counterparty	to Deliver		Exchange For		Date	Appreciation	(Depreciation)

Citibank N.A.	AUD	100,000	USD	84,492	09/15/2010	$1,049	$—
	CAD	278,000	USD	266,233	09/15/2010	5,217	—
	CHF	357,000	USD	338,048	07/22/2010	6,732	—
	CHF	100,000	USD	86,115	09/15/2010	—	(6,790)
	EUR	115,000	USD	142,547	07/22/2010	1,906	—
	EUR	25,000	USD	30,977	09/15/2010	393	—
	JPY	8,000,000	USD	87,303	09/15/2010	—	(3,292)
	NZD	62,000	USD	42,206	09/15/2010	—	(87)
	USD	152,452	RUB	4,466,000	07/22/2010	—	(9,806)
	USD	149,559	AUD	179,000	09/15/2010	—	(197)
	USD	192,800	CAD	200,000	09/15/2010	—	(5,019)
	USD	114,551	EUR	95,000	09/15/2010	1,666	—
	USD	131,169	JPY	12,000,000	09/15/2010	4,723	—
	USD	87,176	NZD	125,000	09/15/2010	—	(1,908)
	USD	7,437	GBP	5,000	09/15/2010	34	—
	USD	34,036	SEK	275,000	09/15/2010	1,232	—
	USD	123,375	CHF	142,000	09/15/2010	8,549	—

						31,501	(27,099)

Credit Suisse London Branch	AUD	603,000	USD	506,595	09/15/2010	3,433	—
	CAD	10,000	USD	9,406	09/15/2010	17	—
	CHF	81,000	USD	69,951	09/15/2010	—	(5,302)
	DKK	4,262,000	USD	695,438	09/15/2010	—	(4,392)
	EUR	202,000	USD	246,616	09/15/2010	—	(499)
	GBP	100,000	USD	149,197	09/15/2010	—	(207)
	JPY	23,900,000	USD	265,021	09/15/2010	—	(5,629)
	NOK	280,000	USD	42,295	09/15/2010	—	(569)
	NZD	65,000	USD	43,291	09/15/2010	—	(1,049)
	USD	134,695	EUR	111,000	09/15/2010	1,097	—
	USD	431,903	JPY	38,900,000	09/15/2010	8,612	—
	USD	43,822	NZD	65,000	09/15/2010	517	—
	USD	43,172	NOK	280,000	09/15/2010	—	(308)
	USD	268,802	GBP	182,000	09/15/2010	3,112	—
	USD	7,165	SGD	10,000	09/15/2010	—	(17)
	USD	10,524	SEK	85,000	09/15/2010	377	—

						17,165	(17,972)

Deutsche Bank AG London	AUD	348,000	USD	283,668	09/15/2010	—	(6,714)
	CAD	90,000	USD	86,354	09/15/2010	1,852	—
	CNY	785,000	USD	115,272	07/22/2010	—	(482)
	CNY	55,000	USD	8,065	09/15/2010	—	(53)
	CNY	660,000	USD	97,981	04/07/2011	—	(373)
	GBP	642,000	USD	940,431	09/15/2010	—	(18,745)
	ILS	850,000	USD	218,914	09/15/2010	325	—
	INR	5,200,000	USD	114,010	07/22/2010	2,276	—
	JPY	19,900,000	USD	219,850	09/15/2010	—	(5,503)
	NOK	1,288,000	USD	197,910	09/15/2010	736	—
	NZD	62,000	USD	43,493	09/15/2010	1,200	—
	PLN	1,706,000	USD	487,948	09/15/2010	—	(12,494)
	SEK	1,084,000	USD	136,327	09/15/2010	—	(2,691)
	USD	157,937	AUD	192,000	09/15/2010	2,274	—
	USD	25,891	CAD	27,000	09/15/2010	—	(540)
	USD	157,697	EUR	132,000	09/15/2010	3,784	—
	USD	84,555	JPY	7,700,000	09/15/2010	2,642	—
	USD	88,551	NZD	125,000	09/15/2010	—	(3,282)
	USD	117,109	CHF	135,000	09/15/2010	8,312	—
	USD	198,467	CNY	1,275,000	05/14/2013	—	(971)

						23,401	(51,848)

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited) — (continued)

Open Forward Foreign Currency Contracts

	Contract		In		Delivery	Unrealized	Unrealized
Counterparty	to Deliver		Exchange For		Date	Appreciation	(Depreciation)

Goldman Sachs International	EUR	135,000	USD	163,477	07/22/2010	$—	$(1,623)
	GBP	80,000	USD	117,870	09/15/2010	—	(1,653)
	JPY	37,700,000	USD	404,893	07/22/2010	—	(21,639)
	NOK	1,280,000	USD	190,823	09/15/2010	—	(5,127)
	USD	766,937	JPY	71,464,000	07/22/2010	41,595	—
	USD	26,238	NOK	176,000	09/15/2010	705	—

						42,300	(30,042)

JPMorgan Chase Bank	AUD	51,000	USD	42,406	09/15/2010	—	(150)
	CHF	231,000	USD	199,195	09/15/2010	—	(15,415)
	CNY	620,000	USD	91,635	07/22/2010	212	—
	CNY	1,000,000	USD	149,120	04/07/2011	99	—
	CNY	1,015,000	USD	165,705	07/20/2012	9,861	—
	EUR	395,000	USD	493,544	07/22/2010	10,473	—
	EUR	175,000	USD	213,092	09/15/2010	—	(993)
	GBP	185,000	USD	276,945	07/22/2010	541	—
	GBP	118,000	USD	172,954	09/15/2010	—	(3,343)
	JPY	13,000,000	USD	143,152	09/15/2010	—	(4,064)
	MYR	140,000	USD	42,424	09/15/2010	—	(674)
	NZD	63,000	USD	43,095	09/15/2010	119	—
	SEK	1,350,000	USD	171,617	09/15/2010	—	(1,513)
	USD	149,055	CNY	1,005,000	07/22/2010	—	(861)
	USD	150,669	HKD	1,170,000	07/22/2010	—	(406)
	USD	447,698	JPY	41,100,000	07/22/2010	17,301	—
	USD	281,728	KRW	313,620,000	07/22/2010	—	(25,252)
	USD	194,442	AUD	233,000	09/15/2010	—	(19)
	USD	22,611	BRL	42,000	09/15/2010	273	—
	USD	182,590	CAD	190,000	09/15/2010	—	(4,198)
	USD	117,453	CHF	135,000	09/15/2010	7,969	—
	USD	407,874	EUR	335,000	09/15/2010	1,946	—
	USD	305,296	GBP	210,000	09/15/2010	8,453	—
	USD	335,727	JPY	30,350,000	09/15/2010	7,965	—
	USD	126,365	MYR	420,000	09/15/2010	2,928	—
	USD	216,249	SEK	1,680,000	09/15/2010	—	(797)
	USD	150,682	CNY	1,000,000	04/07/2011	—	(1,661)
	USD	91,935	HKD	705,000	06/12/2012	—	(859)
	USD	190,893	CNY	1,245,000	07/20/2012	265	—
	USD	54,783	CNY	335,000	01/08/2013	—	(3,085)

						68,405	(63,290)

Morgan Stanley and Co., Inc.	AUD	135,000	USD	114,754	09/15/2010	2,106	—
	EUR	266,000	USD	317,540	09/15/2010	—	(7,869)
	NOK	1,283,000	USD	191,298	09/15/2010	—	(5,111)
	NZD	63,000	USD	44,180	09/15/2010	1,204	—
	USD	43,167	EUR	35,000	09/15/2010	—	(350)
	USD	26,391	NOK	177,000	09/15/2010	705	—

						4,015	(13,330)

Royal Bank of Canada	CAD	950,000	USD	901,996	09/15/2010	10,035	—
	JPY	2,754,000	USD	30,604	09/15/2010	—	(583)
	USD	140,025	CAD	145,000	09/15/2010	—	(3,883)

						10,035	(4,466)

Royal Bank of Scotland PLC	EUR	265,000	USD	316,497	09/15/2010	—	(7,688)
	GBP	95,000	USD	146,561	07/22/2010	4,624	—
	USD	1,259,466	EUR	930,000	07/22/2010	—	(122,108)
	USD	217,104	GBP	145,000	07/22/2010	—	(464)
	USD	80,102	EUR	66,000	09/15/2010	638	—

						5,262	(130,260)

State Street Bank and Trust Company	HKD	2,283,000	USD	293,388	09/15/2010	65	—

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited) — (continued)

Open Forward Foreign Currency Contracts

	Contract		In		Delivery	Unrealized	Unrealized
Counterparty	to Deliver		Exchange For		Date	Appreciation	(Depreciation)

UBS AG	AUD	147,000	USD	123,453	09/15/2010	$792	$—
	DKK	161,000	USD	26,333	09/15/2010	—	(104)
	JPY	15,600,000	USD	170,723	09/15/2010	—	(5,936)
	NOK	1,282,000	USD	191,158	09/15/2010	—	(5,098)
	SEK	950,000	USD	125,009	07/22/2010	3,174	—
	SEK	685,000	USD	85,219	09/15/2010	—	(2,628)
	SGD	84,000	USD	59,836	09/15/2010	—	(212)
	USD	137,467	AUD	161,000	09/15/2010	—	(3,124)
	USD	84,705	JPY	7,700,000	09/15/2010	2,492	—
	USD	26,243	NOK	176,000	09/15/2010	700	—
	USD	170,404	SEK	1,370,000	09/15/2010	5,292	—

						12,450	(17,102)

Westpac Banking Corp.	AUD	35,000	USD	29,904	09/15/2010	699	—
	USD	569,666	AUD	618,000	07/22/2010	—	(50,656)
	USD	6,125	EUR	5,000	09/15/2010	—	(8)

						699	(50,664)

Unrealized Appreciation (Depreciation)						$230,959	$(510,966)

Open Forward Foreign Currency Contracts

Open Forward Foreign Currency Contracts

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNY	—	Yuan (Chinese) Renminbi
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound Sterling
HKD	—	Hong Kong Dollar
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010 (see Note 2):

	Level 1-Unadjusted	Level 2-Other		Level 3-Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock	$8,852,139	$4,874,498	#	$32,245	$13,758,882
Preferred Stock	165,933	—		0	165,933
Asset Backed Securities	—	56,600		—	56,600
Foreign Corporate Bonds & Notes	—	160,755		0	160,755
Foreign Government Agencies	—	6,135,327		—	6,135,327
Foreign Government Treasuries	—	710,805		—	710,805
U.S. Government Agencies	—	1,056		—	1,056
U.S. Government Treasuries	—	376,100		—	376,100
Repurchase Agreements	—	1,035,000		—	1,035,000
Other Financial Instruments@
Open Futures Contracts — Appreciation	11,663	—		—	11,663
Open Futures Contracts — Depreciation	(29,184)	—		—	(29,184)
Open Forward Foreign Currency Contracts — Appreciation	—	230,959		—	230,959
Open Forward Foreign Currency Contracts — Depreciation	—	(510,966)		—	(510,966)

Total	$9,000,551	$13,070,134		$32,245	$22,102,930

#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $4,874,498 representing 21.7% of net assets. See Note 2.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited) — (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

			Foreign Corporate
	Common Stock	Preferred Stock	Bonds & Notes

Balance as of 12/31/2009	$—	$0	$0
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)(1)	982	—	—
Net purchases (sales)	31,263	—	—
Transfers in and/or out of Level 3	—	—	—

Balance as of 06/30/2010	$32,245	$0	$0

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at June 30, 2010 includes:

Foreign Corporate
Common Stock	Preferred Stock	Bonds & Notes

$982	$—	$—

See Notes to Financial Statements

(This page intentionally left blank)

Anchor Series Trust
STATEMENT OF ASSETS AND LIABILITIES — June 30, 2010 — (unaudited)

		Government	Asset
	Money Market	and Quality	Allocation
	Portfolio	Bond Portfolio	Portfolio

ASSETS:
Investments at value (unaffiliated)*	$6,560,714	$1,147,007,077	$220,668,669
Repurchase agreements (cost approximates value)	1,860,000	156,990,000	5,033,000

Total investments	8,420,714	1,303,997,077	225,701,669

Cash	4	382,624	12,895
Foreign cash*	—	—	27,499
Due from broker@	—	—	—
Receivable for:
Fund shares sold	81,890	699,218	50,307
Dividends and interest	1,064	7,559,490	1,121,345
Investments sold	—	1,185,035	1,332,279
Prepaid expenses and other assets	1,614	22,612	30,041
Due from investment adviser for expense reimbursements/fee waivers	8,308	—	—
Variation margin on futures contracts	—	68,250	—
Unrealized appreciation on forward foreign currency contracts	—	—	—

Total assets	8,513,594	1,313,914,306	228,276,035

LIABILITIES:
Payable for:
Fund shares redeemed	1,459	38,343,811	289,104
Investments purchased	—	161,457,181	1,293,590
Investment advisory and management fees	3,473	508,941	125,856
Service fees — Class 2	—	10,954	2,508
Service fees — Class 3	—	149,862	6,176
Trustees’ fees and expenses	1,880	15,730	3,993
Other accrued expenses	26,228	219,234	69,445
Variation margin on futures contracts	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—

Total liabilities	33,040	200,705,713	1,790,672

NET ASSETS	$8,480,554	$1,113,208,593	$226,485,363

NET ASSETS REPRESENTED BY:
Capital paid-in	8,482,540	1,015,300,576	246,443,411
Accumulated undistributed net investment income (loss)	(1,986)	57,777,515	9,579,632
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, foreign bond forward contracts, and foreign exchange transactions	—	(9,899,898)	(36,539,433)
Unrealized appreciation (depreciation) on investments	—	49,354,345	7,002,850
Unrealized appreciation (depreciation) on futures contracts	—	676,055	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(1,097)

NET ASSETS	$8,480,554	$1,113,208,593	$226,485,363

Class 1 (unlimited shares authorized):
Net assets	$8,480,554	$324,754,373	$177,679,891
Shares of beneficial interest issued and outstanding	8,480,531	20,717,715	15,077,155
Net asset value, offering and redemption price per share	$1.00	$15.68	$11.78

Class 2 (unlimited shares authorized):
Net assets	$—	$87,747,681	$19,538,443
Shares of beneficial interest issued and outstanding	—	5,606,287	1,662,208
Net asset value, offering and redemption price per share	$—	$15.65	$11.75

Class 3 (unlimited shares authorized):
Net assets	$—	$700,706,539	$29,267,029
Shares of beneficial interest issued and outstanding	—	44,875,532	2,495,740
Net asset value, offering and redemption price per share	$—	$15.61	$11.73

* Cost
Investments (unaffiliated)	$6,560,714	$1,097,652,732	$213,665,819

Foreign cash	$—	$—	$28,131

@ See Note 2

See Notes to Financial Statements

Growth and		Capital	Natural		Strategic
Income	Growth	Appreciation	Resources	Multi-Asset	Multi-Asset
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$7,984,472	$372,845,020	$936,869,188	$251,493,715	$24,372,123	$21,365,458
115,000	3,380,000	24,520,000	9,880,000	535,000	1,035,000

8,099,472	376,225,020	961,389,188	261,373,715	24,907,123	22,400,458

5,310	103,583	4,211	2,181	8,644	2,483
—	—	12	30,309	—	8,594
—	—	—	—	11,100	56,274

—	3,238,648	4,837,759	2,924,964	598	1,061
6,960	360,511	322,762	329,290	83,247	132,457
16,843	1,978,968	17,263,835	—	23,043	232,578
11,822	25,192	45,708	19,122	11,062	12,280
—	—	—	—	—	—
—	—	—	—	—	20
—	—	118,170	—	—	230,959

8,140,407	381,931,922	983,981,645	264,679,581	25,044,817	23,077,164

569	383,700	1,176,682	314,102	6,487	6,363
10,106	1,286,544	12,672,701	—	80,377	77,233
5,007	239,717	595,856	172,977	21,236	19,099
—	4,244	8,171	2,768	—	—
—	28,796	96,590	30,811	—	—
1,025	15,973	28,340	2,924	3,595	2,466
29,437	87,865	157,675	69,267	34,520	40,354
—	—	—	—	76	—
—	—	661,578	—	—	510,966

46,144	2,046,839	15,397,593	592,849	146,291	656,481

$8,094,263	$379,885,083	$968,584,052	$264,086,732	$24,898,526	$22,420,683

11,196,232	538,841,412	1,083,017,067	196,047,313	29,701,399	26,088,653
4,405	3,742,054	(1,115,380)	3,198,713	520,027	(26,577)

(2,928,872)	(158,296,549)	(144,360,721)	69,497,313	(5,518,461)	(3,411,069)
(177,502)	(4,401,834)	31,582,523	(4,655,715)	209,361	71,039
—	—	—	—	(13,800)	(17,521)
—	—	(539,437)	(892)	—	(283,842)

$8,094,263	$379,885,083	$968,584,052	$264,086,732	$24,898,526	$22,420,683

$8,094,263	$214,371,129	$461,255,238	$100,684,512	$24,898,526	$22,420,683
1,259,161	12,882,743	16,402,456	2,936,886	4,611,563	3,486,221
$6.43	$16.64	$28.12	$34.28	$5.40	$6.43

$—	$32,219,023	$62,166,664	$21,066,397	$—	$—
—	1,938,720	2,237,533	616,781	—	—
$—	$16.62	$27.78	$34.16	$—	$—

$—	$133,294,931	$445,162,150	$142,335,823	$—	$—
—	8,039,167	16,138,417	4,180,993	—	—
$—	$16.58	$27.58	$34.04	$—	$—

$8,161,974	$377,246,854	$905,286,665	$256,149,430	$24,162,762	$21,294,419

$—	$—	$12	$30,423	$—	$8,515

Anchor Series Trust
STATEMENT OF OPERATIONS — For the six months ended June 30, 2010 — (unaudited)

		Government	Asset
	Money Market	and Quality	Allocation
	Portfolio	Bond Portfolio	Portfolio

INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$1,977,310
Interest (unaffiliated)	9,853	19,683,816	2,217,662

Total investment income*	9,853	19,683,816	4,194,972

EXPENSES:
Investment advisory and management fees	21,592	3,070,358	791,831
Service Fees:
Class 2	—	68,241	15,957
Class 3	—	893,584	39,215
Custodian and accounting fees	11,965	156,253	71,318
Reports to shareholders	987	46,261	9,729
Audit and tax fees	16,806	18,541	16,300
Legal fees	3,060	12,539	5,797
Trustees’ fees and expenses	197	22,716	4,700
Interest expense	—	—	—
Other expenses	5,608	8,075	5,309

Total expenses before fee waivers, expense reimbursements, custody credits and fees paid indirectly	60,215	4,296,568	960,156
Fees waived and expenses reimbursed by investment advisor (Note 3)	(50,789)	—	—
Custody credits earned on cash balances	(5)	(703)	(39)
Fees paid indirectly (Note 4)	—	—	(29,284)

Net expenses	9,421	4,295,865	930,833

Net investment income (loss)	432	15,387,951	3,264,139

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	—	1,884,412	4,163,528
Net realized gain (loss) on futures contracts	—	(56,833)	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	(27)

Net realized gain (loss) on investments and foreign currencies	—	1,827,579	4,163,501

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	—	35,382,878	(11,283,776)
Change in unrealized appreciation (depreciation) on futures contracts	—	676,055	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(1,183)

Net unrealized gain (loss) on investments and foreign currencies	—	36,058,933	(11,284,959)

Net realized and unrealized gain (loss) on investments and foreign currencies	—	37,886,512	(7,121,458)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$432	$53,274,463	$(3,857,319)

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$61,834

See Notes to Financial Statements

Growth and		Capital	Natural		Strategic
Income	Growth	Appreciation	Resources	Multi-Asset	Multi-Asset
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$74,520	$3,064,230	$3,218,422	$2,376,551	$138,168	$121,524
70	6,858	7,388	3,709	199,193	122,006

74,590	3,071,088	3,225,810	2,380,260	337,361	243,530

32,802	1,568,907	3,801,871	1,142,939	135,617	123,358

—	28,049	53,087	18,476	—	—
—	189,095	609,947	200,132	—	—
14,716	61,530	126,012	50,444	20,947	31,490
498	17,370	45,780	11,511	1,344	1,241
15,578	15,584	15,637	15,576	16,312	19,434
4,124	7,783	12,848	6,759	265	202
184	8,900	21,440	6,141	545	492
—	—	579	10	—	—
6,093	7,828	10,733	7,328	6,298	6,126

73,995	1,905,046	4,697,934	1,459,316	181,328	182,343
—	—	—	—	—	—
(1)	(3)	(64)	(59)	(2)	(1)
(114)	(7,194)	(45,685)	(697)	(245)	(410)

73,880	1,897,849	4,652,185	1,458,560	181,081	181,932

710	1,173,239	(1,426,375)	921,700	156,280	61,598

367,047	30,498,067	107,886,210	50,813,859	753,389	1,861,895
—	—	—	—	(41,731)	(137,726)
—	—	(26,790)	(93,536)	—	679,172

367,047	30,498,067	107,859,420	50,720,323	711,658	2,403,341

(1,291,620)	(69,486,009)	(168,357,725)	(96,547,234)	(2,159,926)	(3,405,566)
—	—	—	—	259	40,278
—	—	(534,696)	(1,258)	—	(293,458)

(1,291,620)	(69,486,009)	(168,892,421)	(96,548,492)	(2,159,667)	(3,658,746)

(924,573)	(38,987,942)	(61,033,001)	(45,828,169)	(1,448,009)	(1,255,405)

$(923,863)	$(37,814,703)	$(62,459,376)	$(44,906,469)	$(1,291,729)	$(1,193,807)

$274	$2,045	$28,273	$239,629	$475	$6,357

Anchor Series Trust
STATEMENTS OF CHANGES IN NET ASSETS

	Money Market		Government and Quality Bond
	Portfolio		Portfolio
	For the six	For the year	For the six	For the year
	months ended	ended	months ended	ended
	June 30, 2010	December 31,	June 30, 2010	December 31,
	(unaudited)	2009	(unaudited)	2009

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$432	$4,617	$15,387,951	$42,218,093
Net realized gain (loss) on investments and foreign currencies	—	14	1,827,579	(6,833,385)
Net unrealized gain (loss) on investments and foreign currencies	—	—	36,058,933	10,773,237

Net increase (decrease) in net assets resulting from operations	432	4,631	53,274,463	46,157,945

Distributions to shareholders from:
Net investment income — Class 1	(432)	(6,249)	—	(17,463,391)
Net investment income — Class 2	—	—	—	(4,721,884)
Net investment income — Class 3	—	—	—	(31,446,709)
Net realized gain on securities — Class 1	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—
Return of capital — Class 1	—	(278)	—	—
Return of capital — Class 2	—	—	—	—
Return of capital — Class 3	—	—	—	—

Total distributions to shareholders	(432)	(6,527)	—	(53,631,984)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(611,643)	(4,637,924)	(98,085,862)	(37,712,972)

Total increase (decrease) in net assets	(611,643)	(4,639,820)	(44,811,399)	(45,187,011)

NET ASSETS:
Beginning of period	9,092,197	13,732,017	1,158,019,992	1,203,207,003

End of period†	$8,480,554	$9,092,197	$1,113,208,593	$1,158,019,992

† Includes accumulated undistributed net investment income (loss)	$(1,986)	$(1,986)	$57,777,515	$42,389,564

See Notes to Financial Statements

Asset Allocation		Growth and		Growth
Portfolio		Income Portfolio		Portfolio
For the six	For the year	For the six	For the year	For the six	For the year
months ended	ended	months ended	ended	months ended	ended
June 30, 2010	December 31,	June 30, 2010	December 31,	June 30, 2010	December 31,
(unaudited)	2009	(unaudited)	2009	(unaudited)	2009

$3,264,139	$6,310,137	$710	$6,979	$1,173,239	$2,686,742
4,163,501	(15,865,155)	367,047	(966,262)	30,498,067	(55,165,984)
(11,284,959)	56,140,329	(1,291,620)	3,434,557	(69,486,009)	185,063,134

(3,857,319)	46,585,311	(923,863)	2,475,274	(37,814,703)	132,583,892

—	(6,965,281)	—	(37,582)	—	(2,570,072)
—	(756,466)	—	—	—	(322,047)
—	(954,376)	—	—	—	(1,091,461)
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	(8,676,123)	—	(37,582)	—	(3,983,580)

(18,745,829)	(29,680,205)	(627,324)	(879,472)	(35,565,631)	(72,498,777)

(22,603,148)	8,228,983	(1,551,187)	1,558,220	(73,380,334)	56,101,535

249,088,511	240,859,528	9,645,450	8,087,230	453,265,417	397,163,882

$226,485,363	$249,088,511	$8,094,263	$9,645,450	$379,885,083	$453,265,417

$9,579,632	$6,315,493	$4,405	$3,695	$3,742,054	$2,568,815

Anchor Series Trust
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Capital Appreciation
	Portfolio

	For the six	For the year
	months ended	ended
	June 30, 2010	December 31,
	(unaudited)	2009

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(1,426,375)	$616,318
Net realized gain (loss) on investments and foreign currencies	107,859,420	(32,913,931)
Net unrealized gain (loss) on investments and foreign currencies	(168,892,421)	340,996,784

Net increase (decrease) in net assets resulting from operations	(62,459,376)	308,699,171

Distributions to shareholders from:
Net investment income — Class 1	—	—
Net investment income — Class 2	—	—
Net investment income — Class 3	—	—
Net realized gain on securities — Class 1	—	—
Net realized gain on securities — Class 2	—	—
Net realized gain on securities — Class 3	—	—
Return of capital — Class 1	—	—
Return of capital — Class 2	—	—
Return of capital — Class 3	—	—

Total distributions to shareholders	—	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(69,290,901)	(166,254,474)

Total increase (decrease) in net assets	(131,750,277)	142,444,697

NET ASSETS:
Beginning of period	1,100,334,329	957,889,632

End of period†	$968,584,052	$1,100,334,329

† Includes accumulated undistributed net investment income (loss)	$(1,115,380)	$310,995

See Notes to Financial Statements

				Strategic
Natural Resources		Multi-Asset		Multi-Asset
Portfolio		Portfolio		Portfolio
For the six	For the year	For the six	For the year	For the six	For the year
months ended	ended	months ended	ended	months ended	ended
June 30, 2010	December 31,	June 30, 2010	December 31,	June 30, 2010	December 31,
(unaudited)	2009	(unaudited)	2009	(unaudited)	2009

$921,700	$2,271,152	$156,280	$370,786	$61,598	$163,704
50,720,323	19,138,624	711,658	(1,657,417)	2,403,341	(1,095,651)
(96,548,492)	103,643,262	(2,159,667)	6,968,555	(3,658,746)	6,208,868

(44,906,469)	125,053,038	(1,291,729)	5,681,924	(1,193,807)	5,276,921

—	(1,621,375)	—	(650,258)	—	(1,506,091)
—	(283,968)	—	—	—	—
—	(1,565,434)	—	—	—	—
—	(7,112,281)	—	—	—	—
—	(1,493,409)	—	—	—	—
—	(9,345,431)	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	(21,421,898)	—	(650,258)	—	(1,506,091)

(16,452,565)	(15,914,357)	(1,960,741)	(4,036,474)	(2,444,335)	(2,160,358)

(61,359,034)	87,716,783	(3,252,470)	995,192	(3,638,142)	1,610,472

325,445,766	237,728,983	28,150,996	27,155,804	26,058,825	24,448,353

$264,086,732	$325,445,766	$24,898,526	$28,150,996	$22,420,683	$26,058,825

$3,198,713	$2,277,013	$520,027	$363,747	$(26,577)	$(88,175)

ANCHOR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (unaudited)
June 30, 2010

1. Organization:  Anchor Series Trust (the “Trust”), organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983, is an open-end management investment company and consists of 9 separate series or portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The Portfolios are managed by SunAmerica Asset Management Corp. (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (the “Variable Contracts”) of SunAmerica Annuity and Life Assurance Company, First SunAmerica Life Insurance Company, AIG Life Insurance Company and American International Life Assurance Company of New York; and variable contracts issued by Phoenix Life Insurance Company and Presidential Life Insurance Company. The life insurance companies listed above are collectively referred to as the “Life Companies.” All shares of the Trust are owned by “separate accounts” of the Life Companies. The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed Portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charge.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’ average daily net assets.

The investment objectives for each Portfolio are as follows:

The Money Market Portfolio seeks current income consistent with stability of principal through investments in high-quality, short-term money market instruments, including U.S. government securities, certificates of deposit, bankers’ acceptances and time deposits, commercial paper and other short-term obligations of U.S. and foreign corporations, repurchase agreements, reverse repurchase agreements, asset-backed securities and other eligible instruments and maintains a stable share price of $1.00.

The Government and Quality Bond Portfolio seeks relatively high current income, liquidity and security of principal by investing, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA– or better by Standard & Poor’s Corporation or Aa3 or better by Moody’s Investor Services, Inc.). “Net Assets” will take into account borrowing for investment purposes.

The Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with long-term preservation of capital by investing in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed income securities and money market instruments.

The Growth and Income Portfolio seeks to provide high current income and long-term capital appreciation by investing at least 65% of total assets in core equity securities that provide the potential for growth and offer income, such as dividend-paying stocks.

The Growth Portfolio seeks capital appreciation primarily through investments in core equity securities that are widely diversified by industry and company.

The Capital Appreciation Portfolio seeks long-term capital appreciation by investing primarily in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock selection approach; may be concentrated more than other Portfolios.

The Natural Resources Portfolio seeks a total return, in excess of the U.S. rate of inflation as represented by the Consumer Price Index through investments primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation, using a value-style investment approach. Under normal market circumstances, at least 80% of net assets are invested in securities related to natural resources, such as energy, metals, mining and forest products. “Net Assets” will take into account borrowing for investment purposes.

The Multi-Asset Portfolio seeks long-term total investment return consistent with moderate investment risk by actively allocating the Portfolio’s assets among equity securities, investment grade fixed income securities and cash.

The Strategic Multi-Asset Portfolio seeks high long-term total investment return by actively allocating the Portfolio’s assets among equity securities of U.S. and foreign companies, large, medium and small company equity securities, global fixed income securities (including high-yield, high-risk bonds) and cash.

Indemnifications:  The Trust’s organizational documents provide officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies:  The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuations

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolios uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium. In accordance with rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Money Market Portfolio’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market Portfolio’s market-based net asset value per share deviates from the Portfolio’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing”. For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

The various inputs that may be used to determine the value of the Portfolios’ investments are summarized into three broad levels listed below:

Level 1 —	Unadjusted quoted prices in active markets for identical securities

Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 —	Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Portfolios’ net assets as of June 30, 2010 are reported on a schedule following the Portfolio of Investments.

Derivative Instruments:

The following tables present the value of derivatives held as of June 30, 2010, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ending June 30, 2010:

	Government and Quality Bond Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts (1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value

Interest rate contracts (2)	Variation margin on futures contracts	$68,250	Variation margin on futures contracts	$—

			Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
Derivative Contracts (1)	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Interest rate contracts (2)	Net realized gain (loss) on futures contracts/Change in unrealized appreciation (depreciation) on futures contracts	$(56,833)	$676,055

	Capital Appreciation Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts (1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value

Foreign exchange contracts (3)	Unrealized appreciation on forward foreign currency contracts	$118,170	Unrealized depreciation on forward foreign currency contracts	$661,578

			Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
Derivative Contracts (1)	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Foreign exchange contracts (3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$13,025	$(543,408)

(1)	The Portfolio’s derivative contracts held during the six months ended June 30, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for interest rate futures contracts was $3,033,333.
(3)	The average notional amount outstanding for forward foreign currency contracts was $2,599,847.

	Multi-Asset Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts (1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value

Equity contracts (2)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$435
Interest rate contracts (3)	Variation margin on futures contracts	—	Variation margin on futures contracts	(359)

		$—		$76

			Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
Derivative Contracts (1)	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Equity contracts (2)	Net realized gain (loss) on futures contracts/Change in unrealized appreciation (depreciation) on futures contracts	$2,457	$11,140
Interest rate contracts (3)	Net realized gain (loss) on futures contracts/Change in unrealized appreciation (depreciation) on futures contracts	(44,188)	(10,881)

		$(41,731)	$259

	Strategic Multi-Asset Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts (1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value

Equity contracts (4)	Variation margin on futures contracts	$344	Variation margin on futures contracts	$—
Interest rate contracts (5)	Variation margin on futures contracts	(324)	Variation margin on futures contracts	—
Foreign exchange contracts (6)	Unrealized appreciation on forward foreign currency contracts	230,959	Unrealized depreciation on forward foreign currency contracts	510,966

		$230,979		$510,966

			Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
Derivative Contracts (1)	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Equity contracts (4)	Net realized gain (loss) on futures contracts/Change in unrealized appreciation (depreciation) on futures contracts	$(104,506)	$29,144
Interest rate contracts (5)	Net realized gain (loss) on futures contracts/Change in unrealized appreciation (depreciation) on futures contracts	(33,220)	11,134
Foreign exchange contracts (6)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	686,304	(258,831)

		$548,578	$(218,553)

(1)	The Portfolio’s derivative contracts held during the six months ended June 30, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for equity futures contracts was $567.
(3)	The average notional amount outstanding for interest rate futures contracts was $2,500.
(4)	The average notional amount outstanding for equity futures contracts was $5,355.
(5)	The average notional amount outstanding for interest rate futures contracts was $2,500.
(6)	The average notional amount outstanding for forward foreign currency contracts was $90,085,860.

Forward Foreign Currency Contracts:  Certain Portfolios may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. As of June 30, 2010, the following Portfolios had open forward contracts: Capital Appreciation Portfolio and Strategic Multi-Asset Portfolio, which are reported on a schedule following the Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss on the Statement of Assets and Liabilities. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty and market risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures Contracts:  Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, or to enhance income or total return. As of June 30, 2010, the following Portfolios had open futures contracts: Government and Quality Bond Portfolio, Multi-Asset Portfolio and Strategic Multi-Asset Portfolio, which are reported on a schedule following the Portfolio of Investments.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is based on a single stock. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A Portfolio’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Portfolios as unrealized appreciation or depreciation on the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts may be conducted through regulated exchanges that minimize counter-party credit risks.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

At June 30, 2010, the due from broker as disclosed in the Statement of Assets and Liabilities for the Multi-Asset Portfolio and Strategic Multi-Asset Portfolio includes amounts set aside for collateral for futures contracts.

Repurchase Agreements

The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

As of June 30, 2010, the following Portfolios held an undivided interest in a joint repurchase agreement with Bank of America:

	Percentage	Principal
Portfolio	Interest	Amount

Money Market	0.65%	$1,000,000
Government and Quality Bond	54.69	84,770,000
Growth and Income	0.04	60,000
Growth	1.18	1,825,000
Capital Appreciation	8.54	13,240,000
Natural Resources	3.44	5,335,000
Multi-Asset	0.18	285,000
Strategic Multi-Asset	0.36	555,000

As of that date, the repurchase agreement in the joint account and the collateral thereof were as follows:

Bank of America, dated June 30, 2010, bearing interest at a rate of 0.01% per annum, with a principal amount of $155,000,000, a repurchase price of $155,000,043, and a maturity date of July 1, 2010. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Notes	1.00%	12/31/11	$156,924,000	$158,119,761

In addition, as of June 30, 2010, the following Portfolios held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

	Percentage	Principal
Portfolio	Interest	Amount

Money Market	0.65%	$860,000
Government and Quality Bond	54.39	72,220,000
Growth and Income	0.04	55,000
Growth	1.17	1,555,000
Capital Appreciation	8.50	11,280,000
Natural Resources	3.42	4,545,000
Multi-Asset	0.19	250,000
Strategic Multi-Asset	0.36	480,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated June 30, 2010, bearing interest at a rate of 0.02% per annum, with a principal amount of $132,785,000, a repurchase price of $132,785,074, and a maturity date of July 1, 2010. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Notes	0.88%	02/28/2011	$134,929,400	$135,853,776

Mortgage-Backed Dollar Rolls

During the six months ended June 30, 2010, the Government and Quality Bond Portfolio entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). The Trusts’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Government and Quality Bond Portfolio had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may or may not exceed transaction costs. For the six months ended June 30, 2010, the Government and Quality Bond Portfolio had realized gains (losses) from mortgage-backed dollar rolls of $3,539,090.

Securities Transactions, Dividends, Investment Income, Expenses, Dividends and Distributions to Shareholders

Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date, except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed after ex-dividend date. Distributions received from the Portfolios’ investments in U.S. real estate investment trusts (“REITS”) often include a “return of capital,” which is recorded by the Portfolios as a reduction to the cost basis of the securities held. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Realized gains and losses on sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by the Portfolio.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios, are allocated among the Portfolios based upon their relative net asset value or other appropriate methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

Dividends from net investment income, if any, are paid annually for all Portfolios except the Money Market Portfolio which declares daily and pays monthly. Distributions from net realized capital gains, if any, are paid annually for all Portfolios. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Portfolios intend to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provisions are required. Each portfolio is considered a separate entity for tax purposes. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax years ending before 2006.

Foreign Currency Translation

The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period.

Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

3. Investment Advisory and Management Agreement:  The Trust has entered into an Investment Advisory and Management Agreement (the “Management Agreement”) with SAAMCo, an indirect wholly-owned subsidiary of AIG with respect to each Portfolio. SAAMCo serves as manager for each of the Portfolios. The Management Agreement provides that SAAMCo shall act as investment adviser to the Trust; manage the Trust’s investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s average daily net assets:

	Average Daily	Management
Portfolio	Net Assets	Fee

Money Market	$0-$150 million	.500%
	> $150 million	.475%
	> $250 million	.450%
	> $500 million	.425%

Government and Quality Bond	$0-$200 million	.625%
	> $200 million	.575%
	> $500 million	.500%

Asset Allocation	$0-$50 million	.750%
	> $50 million	.650%
	> $150 million	.600%
	> $250 million	.550%

Natural Resources	> $0	.750%

Growth and Income	$0-$100 million	.700%
	> $100 million	.650%
	> $250 million	.600%
	> $500 million	.575%

Growth	$0-$250 million	.750%
	> $250 million	.675%
	> $500 million	.600%

Capital Appreciation	$0-$50 million	.750%
	> $50 million	.725%
	> $100 million	.700%

Strategic Multi-Asset	$0-$200 million	1.000%

Multi-Asset	> $200 million	.875%
	> $500 million	.800%

Wellington Management Company, LLP (“Wellington Management”) and EDGE Asset Management, Inc. (“EDGE”), act as Subadvisers to the Trust pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, Wellington Management and EDGE manage the investment and reinvestment of the assets of the Portfolios of the Trust. Wellington Management and EDGE are independent of SAAMCo and discharge their responsibilities subject to the policies of the Trustees and oversight and supervision of SAAMCo, which pays Wellington Management and EDGE fees out of advisory fees it receives from the Portfolios.

The portion of the investment advisory fees received by SAAMCo which are paid to Wellington Management for all Portfolios except Asset Allocation which is paid to EDGE, are as follows:

	Average Daily	Subadvisory
Portfolio	Net Assets	Fee

Money Market	$0-$500 million	.075%
	> $500 million	.020%

Government and Quality Bond	$0-$50 million	.225%
	> $50 million	.125%
	> $100 million	.100%

Asset Allocation	$0-$50 million	.400%
	> $50 million	.300%
	> $150 million	.250%
	> $250 million	.200%

Growth	$0-$50 million	.325%
Growth and Income	> $50 million	.225%
	> $150 million	.200%
	> $500 million	.150%

Capital Appreciation	$0-$50 million	.375%
	> $50 million	.275%
	> $150 million	.250%

Natural Resources	$0-$50 million	.350%
	> $50 million	.250%
	> $150 million	.200%
	> $500 million	.150%

Multi-Asset	$0-$50 million	.250%
	> $50 million	.175%
	> $150 million	.150%

Strategic Multi-Asset	$0-$50 million	.300%
	> $50 million	.200%
	> $150 million	.175%
	> $500 million	.150%

For the six months ended June 30, 2010, SAAMCo accrued fees of $10,689,275 from the Trust, of which SAAMCo informed the Trust that $7,387,796 was retained and $3,301,479 was paid to Wellington Management and EDGE, collectively.

The Adviser may reimburse expenses or waive fees of the Money Market Portfolio, including to avoid a negative yield. Any such waiver or expense reimbursement would be voluntary and could be discontinued at any time. The exact amount of the voluntary waiver and/or reimbursement may change on a day-to-day basis. There is no guarantee that the Money Market Portfolio will be able to avoid a negative yield. For the six months ended June 30, 2010, the Money Market Portfolio voluntarily waived and/or reimbursed expenses in the amount of $50,789.

Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of such Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares.

On March 4, 2009, AIG, the ultimate parent of SAAMCo, issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the “Trust”), 100,000 shares of AIG’s Series C Perpetual, Convertible, Participating Preferred Stock (the “Stock”) for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (the “FRBNY”) in the form of its lending commitment (the “Credit Facility”) under the Credit Agreement, dated as of September 22, 2008, between AIG and the FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG’s common stock on all matters submitted to AIG’s shareholders. As of June 30, 2010, the Trust had approximately 79.7% of the aggregate voting power of AIG’s common stock and is entitled to approximately 79.7% of all dividends paid on AIG’s common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

4. Expense Reductions:  Through expense offset arrangements resulting from broker commission recapture, a portion of certain Portfolio expenses have been reduced. For the six months ended June 30, 2010, the amount of expense reductions received by each Portfolio used to offset the Portfolio’s nonaffiliated expenses were as follows:

Total Expense
Portfolio	Reductions

Asset Allocation	$29,284
Growth and Income	114
Growth	7,194
Capital Appreciation	45,685
Natural Resources	697
Multi-Asset	245
Strategic Multi-Asset	410

5. Securities Transactions:  The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended June 30, 2010 were as follows:

		Government and	Asset	Growth and		Capital	Natural		Strategic
	Money Market	Quality Bond	Allocation	Income	Growth	Appreciation	Resources	Multi-Asset	Multi-Asset
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Purchases (excluding U.S. government securities)	$—	$66,411,843	$43,305,583	$3,464,608	$184,293,881	$556,698,712	$107,364,325	$6,364,001	$11,132,435
Sales (excluding U.S. government securities)	—	14,549,527	55,550,495	3,998,449	221,031,864	667,211,064	129,973,152	8,147,418	13,100,438
Purchases of U.S. government securities	—	1,257,452,099	6,820,365	—	—	—	—	1,026,222	531,942
Sales of U.S. government securities	—	1,256,849,828	7,119,375	—	—	—	—	387,833	372,943

6. Federal Income Taxes:  The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, retirement pension expense, partnership investments, and derivatives transactions.

	For the year ended December 31, 2009
	Distributable Earnings
		Long-Term	Unrealized	Tax Distributions
	Ordinary	Gains/Capital	Appreciation	Ordinary	Long-Term	Return of
Portfolio	Income	and Other Losses	(Depreciation)*	Income	Capital Gains	Capital

Money Market	$—	$—	$—	$6,249	$—	$278
Government and Quality Bond	42,631,918	(9,951,012)	11,971,722	53,631,984	—	—
Asset Allocation	6,348,903	(36,579,297)	14,439,669	8,676,123	—	—
Growth and Income	4,719	(2,839,048)	657,247	37,582	—	—
Growth	2,587,144	(166,536,377)	42,825,938	3,983,580	—	—
Capital Appreciation	365,762	(247,288,435)	195,684,456	—	—	—
Natural Resources	2,280,582	19,016,829	91,652,047	3,470,777	17,951,121	—
Multi-Asset	376,567	(5,209,982)	1,345,622	650,258	—	—
Strategic Multi-Asset	—	(5,548,653)	3,178,491	1,506,091	—	—

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of December 31, 2009, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward
Fund	2014	2015	2016	2017

Money Market	$—	$—	$—	$—
Government and Quality Bond	2,319,412	—	—	7,631,600
Asset Allocation	—	—	11,417,712	25,161,585
Growth and Income	—	—	989,577	1,849,471
Growth	—	—	61,200,348	105,336,029
Capital Appreciation	—	—	79,726,185	167,562,250
Natural Resources	—	—	—	—
Multi-Asset	—	—	2,048,822	3,161,160
Strategic Multi-Asset	—	—	3,255,958	2,292,695

As of June 30, 2010, the amounts of the aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	Aggregate	Aggregate	Net
	Unrealized	Unrealized	Unrealized	Cost of
Portfolio	Gain	Loss	Gain/(Loss)	Investments

Money Market	$—	$—	$—	$8,420,714
Government and Quality Bond	48,103,891	(507,194)	47,596,697	1,256,419,197
Asset Allocation	15,378,239	(12,222,432)	3,155,807	222,545,862
Growth and Income	(44,817)	(589,556)	(634,373)	8,733,845
Growth	(1,161,859)	(25,498,212)	(26,660,071)	402,885,091
Capital Appreciation	95,112,288	(67,832,333)	27,279,955	934,109,233
Natural Resources	32,551,504	(37,447,056)	(4,895,552)	266,269,268
Multi-Asset	229,935	(1,035,331)	(805,396)	25,712,519
Strategic Multi-Asset	985,565	(1,125,115)	(139,550)	22,539,896

Note 7. Capital Share Transactions:  Transactions in capital shares of each class of each fund were as follows:

	Money Market Portfolio
	Class 1
	For the six months ended		For the year ended
	June 30, 2010 (unaudited)		December 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	1,428,126	$1,428,126	2,858,308	$2,858,308
Reinvested dividends	432	432	6,527	6,527
Shares redeemed	(2,040,201)	(2,040,201)	(7,502,758)	(7,502,759)

Net increase (decrease)	(611,643)	$(611,643)	(4,637,923)	$(4,637,924)

	Government and Quality Bond Portfolio
	Class 1				Class 2
	For the six months ended		For the year ended		For the six months ended		For the year ended
	June 30, 2010 (unaudited)		December 31, 2009		June 30, 2010 (unaudited)		December 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,317,672	$20,190,414	3,901,078	$58,823,284	223,182	$3,418,151	1,168,637	$17,609,980
Reinvested dividends	—	—	1,171,254	17,463,391	—	—	316,693	4,721,884
Shares redeemed	(3,479,201)	(53,095,635)	(9,574,604)	(144,813,650)	(1,104,564)	(16,854,185)	(2,744,608)	(41,452,798)

Net increase (decrease)	(2,161,529)	$(32,905,221)	(4,502,272)	$(68,526,975)	(881,382)	$(13,436,034)	(1,259,278)	$(19,120,934)

	Government and Quality Bond Portfolio
	Class 3
	For the six months ended		For the year ended
	June 30, 2010 (unaudited)		December 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	4,306,203	$65,634,920	14,303,114	$215,436,805
Reinvested dividends	—	—	2,113,354	31,446,709
Shares redeemed	(7,657,635)	(117,379,527)	(13,056,833)	(196,948,577)

Net increase (decrease)	(3,351,432)	$(51,744,607)	3,359,635	$49,934,937

	Asset Allocation Portfolio
	Class 1				Class 2
	For the six months ended		For the year ended		For the six months ended		For the year ended
	June 30, 2010 (unaudited)		December 31, 2009		June 30, 2010 (unaudited)		December 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	310,421	$3,791,416	978,463	$10,167,331	69,300	$839,752	111,606	$1,214,947
Reinvested dividends	—	—	612,602	6,965,281	—	—	66,649	756,466
Shares redeemed	(1,554,175)	(18,994,059)	(4,182,603)	(43,688,841)	(312,937)	(3,796,300)	(401,483)	(4,180,564)

Net increase (decrease)	(1,243,754)	$(15,202,643)	(2,591,538)	$(26,556,229)	(243,637)	$(2,956,548)	(223,228)	$(2,209,151)

	Asset Allocation Portfolio
	Class 3
	For the six months ended		For the year ended
	June 30, 2010 (unaudited)		December 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	363,385	$4,361,359	596,322	$6,278,477
Reinvested dividends	—	—	84,234	954,376
Shares redeemed	(408,825)	(4,947,997)	(781,725)	(8,147,678)

Net increase (decrease)	(45,440)	$(586,638)	(101,169)	$(914,825)

	Growth and Income Portfolio
	Class 1
	For the six months ended		For the year ended
	June 30, 2010 (unaudited)		December 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	19,890	$148,289	80,813	$501,595
Reinvested dividends	—	—	5,576	37,582
Shares redeemed	(108,407)	(775,613)	(252,237)	(1,418,649)

Net increase (decrease)	(88,517)	$(627,324)	(165,848)	$(879,472)

	Growth Portfolio
	Class 1				Class 2
	For the six months ended		For the year ended		For the six months ended		For the year ended
	June 30, 2010 (unaudited)		December 31, 2009		June 30, 2010 (unaudited)		December 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	298,401	$5,515,115	915,649	$13,418,612	49,216	$874,519	144,165	$1,994,245
Reinvested dividends	—	—	149,076	2,570,072	—	—	18,680	322,047
Shares redeemed	(1,498,535)	(27,807,258)	(3,803,760)	(55,448,647)	(233,336)	(4,311,685)	(645,514)	(9,488,007)

Net increase (decrease)	(1,200,134)	$(22,292,143)	(2,739,035)	$(39,459,963)	(184,120)	$(3,437,166)	(482,669)	$(7,171,715)

	Growth Portfolio
	Class 3
	For the six months ended		For the year ended
	June 30, 2010 (unaudited)		December 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	296,146	$5,177,265	426,084	$6,388,840
Reinvested dividends	—	—	63,420	1,091,461
Shares redeemed	(806,007)	(15,013,587)	(2,238,075)	(33,347,400)

Net increase (decrease)	(509,861)	$(9,836,322)	(1,748,571)	$(25,867,099)

	Capital Appreciation Portfolio
	Class 1				Class 2
	For the six months ended		For the year ended		For the six months ended		For the year ended
	June 30, 2010 (unaudited)		December 31, 2009		June 30, 2010 (unaudited)		December 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	398,087	$12,243,217	993,030	$23,433,277	47,570	$1,444,571	159,733	$3,877,230
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(1,844,952)	(56,408,929)	(5,361,178)	(126,598,666)	(293,326)	(8,909,854)	(853,877)	(20,337,104)

Net increase (decrease)	(1,446,865)	$(44,165,712)	(4,368,148)	$(103,165,389)	(245,756)	$(7,465,283)	(694,144)	$(16,459,874)

	Capital Appreciation Portfolio
	Class 3
	For the six months ended		For the year ended
	June 30, 2010 (unaudited)		December 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	914,741	$27,153,261	1,717,972	$39,879,927
Reinvested dividends	—	—	—	—
Shares redeemed	(1,491,173)	(44,813,167)	(3,645,619)	(86,509,138)

Net increase (decrease)	(576,432)	$(17,659,906)	(1,927,647)	$(46,629,211)

	Natural Resources Portfolio
	Class 1				Class 2
	For the six months ended		For the year ended		For the six months ended		For the year ended
	June 30, 2010 (unaudited)		December 31, 2009		June 30, 2010 (unaudited)		December 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	174,001	$6,821,137	548,003	$18,318,110	51,308	$1,973,965	102,231	$3,497,912
Reinvested dividends	—	—	242,534	8,733,656	—	—	49,481	1,777,377
Shares redeemed	(504,182)	(19,326,422)	(1,039,663)	(33,094,910)	(107,830)	(4,146,126)	(247,416)	(7,980,633)

Net increase (decrease)	(330,181)	$(12,505,285)	(249,126)	$(6,043,144)	(56,522)	$(2,172,161)	(95,704)	$(2,705,344)

	Natural Resources Portfolio
	Class 3
	For the six months ended		For the year ended
	June 30, 2010 (unaudited)		December 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	495,490	$18,963,186	851,288	$28,204,576
Reinvested dividends	—	—	304,518	10,910,865
Shares redeemed	(543,825)	(20,738,305)	(1,406,451)	(46,281,310)

Net increase (decrease)	(48,335)	$(1,775,119)	(250,645)	$(7,165,869)

	Multi-Asset Portfolio
	Class 1
	For the six months ended		For the year ended
	June 30, 2010 (unaudited)		December 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	15,335	$91,157	40,985	$210,070
Reinvested dividends	—	—	119,095	650,258
Shares redeemed	(356,999)	(2,051,898)	(994,850)	(4,896,802)

Net increase (decrease)	(341,664)	$(1,960,741)	(834,770)	$(4,036,474)

	Strategic Multi-Asset Portfolio
	Class 1
	For the six months ended		For the year ended
	June 30, 2010 (unaudited)		December 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	17,348	$121,252	63,827	$401,609
Reinvested dividends	—	—	232,063	1,506,091
Shares redeemed	(371,021)	(2,565,587)	(678,616)	(4,068,058)

Net increase (decrease)	(353,673)	$(2,444,335)	(382,726)	$(2,160,358)

8. Trustees’ Retirement Plan:  The Trustees of Anchor Series Trust have adopted the SunAmerica Disinterested Trustees’ and Directors’ Retirement Plan (the “Retirement Plan”) effective January 1, 1993, as amended, for the disinterested Trustees. The Retirement Plan provides generally that a disinterested Trustee may become a participant (“Participant”) in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting SunAmerica mutual funds (the “Adopting Funds”) or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an “Eligible Trustee”). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee’s account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Trustees from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

The following amounts for the Retirement Plan Liabilities are included in the Trustees’ fees and expenses payable line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Trustees’ fees and expenses line on the Statement of Operations.

	As of June 30, 2010
	Retirement	Retirement	Retirement
	Plan	Plan	Plan
Portfolio	Liability	Expense	Payments

Money Market	$1,772	$33	$247
Government and Quality Bond	18,029	976	2,021
Asset Allocation	3,986	447	312
Growth and Income	917	18	125
Growth	16,739	518	2,109
Capital Appreciation	30,356	1,124	3,667
Natural Resources	3,475	221	316
Multi-Asset	3,492	65	483
Strategic Multi-Asset	2,363	56	319

9. Lines of Credit:  The SunAmerica family of mutual funds has established a $75 million committed and a $50 million uncommitted line of credit with State Street Bank and Trust Company, the Portfolios’ custodian. Interest is currently payable at the higher of the Federal Funds Rate or London Interbank Offered Rate plus 125 points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 15 basis points per annum on the daily unused portion of the committed line of credit which is included in the other expenses line on the Statement of Operations. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. During the six months ending June 30, 2010, the following Portfolios had borrowings:

				Weighted
	Days	Interest	Average Debt	Average
Portfolio	Outstanding	Charges	Utilized	Interest

Capital Appreciation	11	$579	$1,282,321	1.49%
Natural Resources	1	10	230,991	1.55

At June 30, 2010, there were no borrowings outstanding.

10. Interfund Lending Agreement:  Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended June 30, 2010, none of the Portfolios participated in the program.

11. Investment Concentration:  All Portfolios may invest in foreign securities and all portfolios, except for the Money Market Portfolio, may invest in “emerging market” countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Asset Allocation Portfolio, Growth and Income Portfolio, Growth Portfolio, Capital Appreciation Portfolio, Natural Resources Portfolio, Multi-Asset Portfolio, and Strategic Multi-Asset Portfolio.

Government and Quality Bond Portfolio, Asset Allocation Portfolio, and Multi-Asset Portfolio invest in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of each Portfolio’s concentration in such investments, it may be subject to risks associated with U.S. Government securities. At the six months ended June 30, 2010, the Portfolios had 46.6%, 17.5%, and 18.8%, respectively, of their net assets invested in such securities.

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS

					Dividends		Distributions							Ratio of net
	Net Asset	Net	Net realized		declared	Distributions	from net	Total	Net Asset		Net Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	from net	realized	Dividends	Value		end of	expenses		income (loss)		Portfolio
Period	beginning	income	gain (loss) on	investment	investment	return of	gain on	and	end of	Total	period	to average		to average		turnover
ended	of period	(loss)(1)	investments	operations	income	capital	investments	Distributions	period	Return(2)	(000’s)	net assets		net assets		rate

Money Market Portfolio Class 1
12/31/05	$1.00	$0.02	$—	$0.02	$(0.02)	$—	$—	$(0.02)	$1.00	2.25%	$13,549	1.04%		2.21%		—%
12/31/06	1.00	0.04	—	0.04	(0.04)	—	—	(0.04)	1.00	4.12	13,406	0.97		4.05		—
12/31/07	1.00	0.04	—	0.04	(0.04)	—	—	(0.04)	1.00	4.39	13,119	0.98		4.30		—
12/31/08	1.00	0.02	(0.00)	0.02	(0.02)	—	—	(0.02)	1.00	1.74	13,732	1.09		1.71		—
12/31/09	1.00	0.00	0.00	0.00	(0.00)	(0.00)	—	(0.00)	1.00	0.05	9,092	0.61	(3)	0.04	(3)	—
06/30/10(5)	1.00	0.00	0.00	0.00	(0.00)	—	—	(0.00)	1.00	0.00	8,481	0.22	(3)(6)	0.01(3	)(6)	—

Government and Quality Bond Portfolio Class 1
12/31/05	14.98	0.55	(0.16)	0.39	(0.59)	—	—	(0.59)	14.78	2.62	500,354	0.61		3.68		56	(4)
12/31/06	14.78	0.65	(0.17)	0.48	(0.55)	—	—	(0.55)	14.71	3.31	443,469	0.60		4.41		58
12/31/07	14.71	0.72	0.20	0.92	(0.58)	—	—	(0.58)	15.05	6.33	419,351	0.59		4.80		41
12/31/08	15.05	0.65	(0.01)	0.64	(0.63)	—	—	(0.63)	15.06	4.29	412,438	0.59		4.32		87
12/31/09	15.06	0.58	0.06	0.64	(0.75)	—	—	(0.75)	14.95	4.29	342,036	0.61		3.82		71
06/30/10(5)	14.95	0.22	0.51	0.73	—	—	—	—	15.68	4.88	324,754	0.59	(6)	2.88	(6)	113

Government and Quality Bond Portfolio Class 2
12/31/05	14.97	0.53	(0.16)	0.37	(0.57)	—	—	(0.57)	14.77	2.46	140,494	0.76		3.53		56	(4)
12/31/06	14.77	0.63	(0.17)	0.46	(0.53)	—	—	(0.53)	14.70	3.15	131,035	0.75		4.26		58
12/31/07	14.70	0.69	0.20	0.89	(0.55)	—	—	(0.55)	15.04	6.18	125,766	0.74		4.65		41
12/31/08	15.04	0.63	(0.01)	0.62	(0.61)	—	—	(0.61)	15.05	4.14	116,609	0.74		4.17		87
12/31/09	15.05	0.56	0.06	0.62	(0.73)	—	—	(0.73)	14.94	4.14	96,914	0.76		3.67		71
06/30/10(5)	14.94	0.21	0.50	0.71	—	—	—	—	15.65	4.75	87,748	0.74	(6)	2.73	(6)	113

Government and Quality Bond Portfolio Class 3
12/31/05	14.95	0.51	(0.16)	0.35	(0.55)	—	—	(0.55)	14.75	2.37	304,653	0.86		3.43		56	(4)
12/31/06	14.75	0.60	(0.16)	0.44	(0.51)	—	—	(0.51)	14.68	3.06	430,871	0.85		4.16		58
12/31/07	14.68	0.66	0.21	0.87	(0.54)	—	—	(0.54)	15.01	6.02	626,704	0.84		4.54		41
12/31/08	15.01	0.61	(0.00)	0.61	(0.59)	—	—	(0.59)	15.03	4.12	674,160	0.84		4.07		87
12/31/09	15.03	0.53	0.07	0.60	(0.72)	—	—	(0.72)	14.91	3.98	719,070	0.86		3.55		71
06/30/10(5)	14.91	0.20	0.50	0.70	—	—	—	—	15.61	4.69	700,707	0.84	(6)	2.63	(6)	113

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3)	Net of the following expense reimbursements/fee waivers (based on average net assets) (See Note 3):

	12/31/09	06/30/10(5)(6)

Money Market Portfolio Class 1	0.70%	1.18%

(4)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

2005

Government and Quality Bond Portfolio	65%

(5)	Unaudited

(6)	Annualized

See Notes to Financial Statements

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

					Dividends		Distributions							Ratio of net
	Net Asset	Net	Net realized		declared	Distributions	from net	Total	Net Asset		Net Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	from net	realized	Dividends	Value		end of	expenses		income (loss)		Portfolio
Period	beginning	income	gain (loss) on	investment	investment	return of	gain on	and	end of	Total	period	to average		to average		turnover
ended	of period	(loss)(1)	investments	operations	income	capital	investments	Distributions	period	Return(2)	(000’s)	net assets(3)		net assets(3)		rate

Asset Allocation Portfolio Class 1
12/31/05	$14.72	$0.41	$0.32	$0.73	$(0.46)	$—	$—	$(0.46)	$14.99	5.00%	$396,376	0.67%		2.76%		25	%(4)
12/31/06	14.99	0.39	1.27	1.66	(0.51)	—	—	(0.51)	16.14	11.31	351,839	0.66		2.53		27
12/31/07	16.14	0.40	0.94	1.34	(0.49)	—	(0.60)	(1.09)	16.39	8.47	311,693	0.69		2.39		71
12/31/08	16.39	0.38	(3.67)	(3.29)	(0.47)	—	(2.45)	(2.92)	10.18	(23.03)	192,457	0.71		2.70		48
12/31/09	10.18	0.30	1.94	2.24	(0.42)	—	—	(0.42)	12.00	22.24	195,872	0.78		2.73		46
06/30/10(5)	12.00	0.17	(0.39)	(0.22)	—	—	—	—	11.78	(1.83)	177,680	0.74	(6)	2.70	(6)	21

Asset Allocation Portfolio Class 2
12/31/05	14.70	0.39	0.32	0.71	(0.44)	—	—	(0.44)	14.97	4.86	32,146	0.82		2.61		25(4)
12/31/06	14.97	0.37	1.26	1.63	(0.49)	—	—	(0.49)	16.11	11.10	32,574	0.81		2.38		27
12/31/07	16.11	0.37	0.94	1.31	(0.46)	—	(0.60)	(1.06)	16.36	8.34	32,643	0.84		2.24		71
12/31/08	16.36	0.36	(3.67)	(3.31)	(0.44)	—	(2.45)	(2.89)	10.16	(23.15)	21,622	0.86		2.56		48
12/31/09	10.16	0.28	1.94	2.22	(0.40)	—	—	(0.40)	11.98	22.07	22,831	0.93		2.58		46
06/30/10(5)	11.98	0.16	(0.39)	(0.23)	—	—	—	—	11.75	(1.92)	19,538	0.89	(6)	2.54	(6)	21

Asset Allocation Portfolio Class 3
12/31/05	14.69	0.37	0.31	0.68	(0.42)	—	—	(0.42)	14.95	4.71	18,141	0.92		2.51		25	(4)
12/31/06	14.95	0.35	1.27	1.62	(0.48)	—	—	(0.48)	16.09	11.01	32,163	0.91		2.30		27
12/31/07	16.09	0.35	0.94	1.29	(0.45)	—	(0.60)	(1.05)	16.33	8.19	38,386	0.94		2.13		71
12/31/08	16.33	0.34	(3.65)	(3.31)	(0.43)	—	(2.45)	(2.88)	10.14	(23.22)	26,781	0.96		2.47		48
12/31/09	10.14	0.27	1.94	2.21	(0.39)	—	—	(0.39)	11.96	21.97	30,385	1.03		2.47		46
06/30/10(5)	11.96	0.15	(0.38)	(0.23)	—	—	—	—	11.73	(1.92)	29,267	0.99	(6)	2.46	(6)	21

Growth and Income Portfolio Class 1
12/31/05	11.19	0.05	0.48	0.53	(0.11)	—	(0.45)	(0.56)	11.16	4.75	18,090	1.11		0.47		57
12/31/06	11.16	0.06	1.09	1.15	(0.06)	—	(1.22)	(1.28)	11.03	11.21	17,539	1.09		0.55		86
12/31/07	11.03	0.04	1.07	1.11	(0.07)	—	(1.36)	(1.43)	10.71	10.23	15,745	1.15		0.33		85
12/31/08	10.71	0.03	(3.78)	(3.75)	(0.04)	—	(1.58)	(1.62)	5.34	(39.32)	8,087	1.40		0.33		122
12/31/09	5.34	0.01	1.84	1.85	(0.03)	—	—	(0.03)	7.16	34.63	9,645	1.66		0.08		94
06/30/10(5)	7.16	0.00	(0.73)	(0.73)	—	—	—	—	6.43	(10.20)	8,094	1.58	(6)	0.01	(6)	38

(1)	Calculated based upon average shares outstanding.

(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.

(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/05	12/31/06	12/31/07	12/31/08	12/31/09	06/30/10(5)(6)

Asset Allocation Portfolio Class 1	0.02%	0.01%	0.01%	0.02%	0.02%	0.02%
Asset Allocation Portfolio Class 2	0.02	0.01	0.01	0.02	0.02	0.02
Asset Allocation Portfolio Class 3	0.02	0.01	0.01	0.02	0.02	0.02
Growth and Income Portfolio Class 1	0.01	0.01	0.00	0.01	0.00	0.00

(4)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

2005

Asset Allocation Portfolio	25%

(5)	Unaudited

(6)	Annualized

See Notes to Financial Statements

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

					Dividends		Distributions							Ratio of net
	Net Asset	Net	Net realized		declared	Distributions	from net	Total	Net Asset		Net Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	from net	realized	Dividends	Value		end of	expenses		income (loss)		Portfolio
Period	beginning	income	gain (loss) on	investment	investment	return of	gain on	and	end of	Total	period	to average		to average		turnover
ended	of period	(loss)(1)	investments	operations	income	capital	investments	Distributions	period	Return(2)	(000’s)	net assets(3)		net assets(3)		rate

Growth Portfolio Class 1
12/31/05	$27.56	$0.17	$1.76	$1.93	$(0.25)	$—	$(1.05)	$(1.30)	$28.19	7.11%	$568,040	0.73%		0.61%		87%
12/31/06	28.19	0.20	3.30	3.50	(0.19)	—	(2.73)	(2.92)	28.77	13.30	540,802	0.70		0.70		106
12/31/07	28.77	0.16	2.74	2.90	(0.22)	—	(3.39)	(3.61)	28.06	10.21	482,934	0.72		0.53		120
12/31/08	28.06	0.17	(10.04)	(9.87)	(0.18)	—	(4.63)	(4.81)	13.38	(40.41)	225,013	0.74		0.73		134
12/31/09	13.38	0.12	5.00	5.12	(0.17)	—	—	(0.17)	18.33	38.39	258,081	0.80		0.75		100
06/30/10(4)	18.33	0.06	(1.75)	(1.69)	—	—	—	—	16.64	(9.22)	214,371	0.77	(5)	0.63	(5)	43

Growth Portfolio Class 2
12/31/05	27.54	0.13	1.76	1.89	(0.21)	—	(1.05)	(1.26)	28.17	6.97	80,793	0.88		0.46		87
12/31/06	28.17	0.16	3.28	3.44	(0.14)	—	(2.73)	(2.87)	28.74	13.11	80,394	0.85		0.55		106
12/31/07	28.74	0.12	2.73	2.85	(0.18)	—	(3.39)	(3.57)	28.02	10.03	72,714	0.87		0.38		120
12/31/08	28.02	0.13	(10.03)	(9.90)	(0.13)	—	(4.63)	(4.76)	13.36	(40.52)	34,818	0.89		0.58		134
12/31/09	13.36	0.09	5.01	5.10	(0.14)	—	—	(0.14)	18.32	38.25	38,882	0.95		0.60		100
06/30/10(4)	18.32	0.05	(1.75)	(1.70)	—	—	—	—	16.62	(9.28)	32,219	0.92	(5)	0.48	(5)	43

Growth Portfolio Class 3
12/31/05	27.51	0.10	1.76	1.86	(0.19)	—	(1.05)	(1.24)	28.13	6.85	152,807	0.98		0.37		87
12/31/06	28.13	0.13	3.28	3.41	(0.12)	—	(2.73)	(2.85)	28.69	12.98	201,447	0.95		0.46		106
12/31/07	28.69	0.09	2.73	2.82	(0.15)	—	(3.39)	(3.54)	27.97	9.95	232,079	0.97		0.28		120
12/31/08	27.97	0.11	(10.01)	(9.90)	(0.10)	—	(4.63)	(4.73)	13.34	(40.56)	137,334	0.99		0.49		134
12/31/09	13.34	0.08	4.98	5.06	(0.12)	—	—	(0.12)	18.28	37.99	156,302	1.05		0.50		100
06/30/10(4)	18.28	0.04	(1.74)	(1.70)	—	—	—	—	16.58	(9.30)	133,295	1.02	(5)	0.38	(5)	43

Capital Appreciation Portfolio Class 1
12/31/05	33.05	0.05	3.80	3.85	(0.10)	—	—	(0.10)	36.80	11.67	1,064,718	0.77		0.12		86
12/31/06	36.80	0.16	4.03	4.19	(0.06)	—	(0.09)	(0.15)	40.84	11.39	994,508	0.74		0.40		124
12/31/07	40.84	(0.05)	10.87	10.82	(0.16)	—	(5.32)	(5.48)	46.18	27.68	1,027,192	0.75		(0.12)		133
12/31/08	46.18	(0.02)	(16.37)	(16.39)	—	—	(7.88)	(7.88)	21.91	(40.34)	486,786	0.75		(0.06)		129
12/31/09	21.91	0.05	8.01	8.06	—	—	—	—	29.97	36.79	534,856	0.77		0.16		187
06/30/10(4)	29.97	(0.02)	(1.83)	(1.85)	—	—	—	—	28.12	(6.17)	461,255	0.75	(5)	(0.15	)(5)	53

Capital Appreciation Portfolio Class 2
12/31/05	32.88	—	3.77	3.77	(0.05)	—	—	(0.05)	36.60	11.49	135,351	0.92		(0.03)		86
12/31/06	36.60	0.10	4.02	4.12	(0.01)	—	(0.09)	(0.10)	40.62	11.25	133,815	0.89		0.25		124
12/31/07	40.62	(0.11)	10.80	10.69	(0.10)	—	(5.32)	(5.42)	45.89	27.49	143,365	0.90		(0.27)		133
12/31/08	45.89	(0.07)	(16.24)	(16.31)	—	—	(7.88)	(7.88)	21.70	(40.42)	68,936	0.89		(0.21)		129
12/31/09	21.70	0.01	7.92	7.93	—	—	—	—	29.63	36.54	73,573	0.92		0.01		187
06/30/10(4)	29.63	(0.04)	(1.81)	(1.85)	—	—	—	—	27.78	(6.24)	62,167	0.90	(5)	(0.30	)(5)	53

Capital Appreciation Portfolio Class 3
12/31/05	32.82	(0.04)	3.78	3.74	(0.03)	—	—	(0.03)	36.53	11.39	271,144	1.02		(0.13)		86
12/31/06	36.53	0.05	4.01	4.06	—	—	(0.09)	(0.09)	40.50	11.12	437,276	0.99		0.13		124
12/31/07	40.50	(0.16)	10.77	10.61	(0.07)	—	(5.32)	(5.39)	45.72	27.35	641,504	1.00		(0.37)		133
12/31/08	45.72	(0.10)	(16.17)	(16.27)	—	—	(7.88)	(7.88)	21.57	(40.49)	402,167	1.00		(0.31)		129
12/31/09	21.57	(0.02)	7.88	7.86	—	—	—	—	29.43	36.44	491,905	1.02		(0.09)		187
06/30/10(4)	29.43	(0.06)	(1.79)	(1.85)	—	—	—	—	27.58	(6.29)	445,162	1.00	(5)	(0.40	)(5)	53

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/05	12/31/06	12/31/07	12/31/08	12/31/09	06/30/10(4)(5)

Growth Portfolio Class 1	0.02%	0.01%	0.00%	0.01%	0.01%	0.00%
Growth Portfolio Class 2	0.02	0.01	0.01	0.01	0.01	0.00
Growth Portfolio Class 3	0.02	0.01	0.01	0.01	0.01	0.00
Capital Appreciation Class 1	0.02	0.01	0.01	0.01	0.03	0.01
Capital Appreciation Class 2	0.02	0.01	0.01	0.01	0.03	0.01
Capital Appreciation Class 3	0.02	0.01	0.01	0.01	0.02	0.01

(4)	Unaudited
(5)	Annualized

See Notes to Financial Statements

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

					Dividends		Distributions							Ratio of net
	Net Asset	Net	Net realized		declared	Distributions	from net	Total	Net Asset		Net Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	from net	realized	Dividends	Value		end of	expenses		income (loss)		Portfolio
Period	beginning of	income	gain (loss) on	investment	investment	return of	gain on	and	end of	Total	period	to average		to average		turnover
ended	period	(loss)(1)	investments	operations	income	capital	investments	Distributions	period	Return(2)	(000’s)	net assets		net assets		rate

Natural Resources Portfolio Class 1
12/31/05	$31.37	$0.36	$14.01	$14.37	$(0.19)	$—	$(1.82)	$(2.01)	$43.73	46.13%	$227,634	0.84	%(3)	0.95	%(3)	11%
12/31/06	43.73	0.69	9.99	10.68	(0.33)	—	(1.36)	(1.69)	52.72	24.93 (5)	234,235	0.81	(3)	1.37	(3)	12
12/31/07	52.72	0.51	20.19	20.70	(0.72)	—	(3.18)	(3.90)	69.52	40.20	274,175	0.81	(3)	0.82	(3)	25
12/31/08	69.52	0.51	(31.15)	(30.64)	(0.55)	—	(11.11)	(11.66)	27.22	(49.79)	95,709	0.82	(3)	0.88	(3)	12
12/31/09	27.22	0.32	15.18	15.50	(0.51)	—	(2.25)	(2.76)	39.96	58.05	130,566	0.82		0.96		15
06/30/10(6)	39.96	0.14	(5.82)	(5.68)	—	—	—	—	34.28	(14.21)	100,685	0.81	(3)(7)	0.75	(3)(7)	36

Natural Resources Portfolio Class 2
12/31/05	31.33	0.30	13.98	14.28	(0.15)	—	(1.82)	(1.97)	43.64	45.89	37,906	0.99	(3)	0.80	(3)	11
12/31/06	43.64	0.61	9.97	10.58	(0.27)	—	(1.36)	(1.63)	52.59	24.74 (5)	43,837	0.96	(3)	1.22	(3)	12
12/31/07	52.59	0.42	20.13	20.55	(0.65)	—	(3.18)	(3.83)	69.31	39.98	51,863	0.96	(3)	0.67	(3)	25
12/31/08	69.31	0.42	(31.04)	(30.62)	(0.46)	—	(11.11)	(11.57)	27.12	(49.88)	20,859	0.97	(3)	0.74	(3)	12
12/31/09	27.12	0.27	15.14	15.41	(0.43)	—	(2.25)	(2.68)	39.85	57.87	26,828	0.97		0.81		15
06/30/10(6)	39.85	0.11	(5.80)	(5.69)	—	—	—	—	34.16	(14.28)	21,066	0.96	(3)(7)	0.59	(3)(7)	36

Natural Resources Portfolio Class 3
12/31/05	31.29	0.25	13.96	14.21	(0.13)	—	(1.82)	(1.95)	43.56	45.73	59,608	1.09	(3)	0.68	(3)	11
12/31/06	43.56	0.52	10.00	10.52	(0.24)	—	(1.36)	(1.60)	52.48	24.62 (5)	122,578	1.07	(3)	1.07	(3)	12
12/31/07	52.48	0.35	20.09	20.44	(0.60)	—	(3.18)	(3.78)	69.14	39.85	216,086	1.05	(3)	0.57	(3)	25
12/31/08	69.14	0.37	(30.97)	(30.60)	(0.39)	—	(11.11)	(11.50)	27.04	(49.93)	121,161	1.07	(3)	0.68	(3)	12
12/31/09	27.04	0.24	15.08	15.32	(0.38)	—	(2.25)	(2.63)	39.73	57.68	168,051	1.07		0.71		15
06/30/10(6)	39.73	0.10	(5.79)	(5.69)	—	—	—	—	34.04	(14.32)	142,336	1.06	(3)(7)	0.50	(3)(7)	36

Multi-Asset Portfolio Class 1
12/31/05	7.82	0.11	0.19	0.30	(0.15)	—	(0.34)	(0.49)	7.63	3.91	50,988	1.19	(3)	1.42	(3)	69(4)
12/31/06	7.63	0.13	0.42	0.55	(0.13)	—	(0.69)	(0.82)	7.36	7.72	47,324	1.17	(3)	1.69	(3)	88
12/31/07	7.36	0.12	0.49	0.61	(0.15)	—	(0.56)	(0.71)	7.26	8.44	43,230	1.22	(3)	1.64	(3)	78
12/31/08	7.26	0.11	(1.83)	(1.72)	(0.14)	—	(0.71)	(0.85)	4.69	(25.89)	27,156	1.31	(3)	1.74	(3)	101
12/31/09	4.69	0.07	1.05	1.12	(0.13)	—	—	(0.13)	5.68	23.99	28,151	1.38	(3)	1.39	(3)	71
06/30/10(6)	5.68	0.03	(0.31)	(0.28)	—	—	—	—	5.40	(4.93)	24,899	1.34	(3)(7)	1.15	(3)(7)	28

Strategic Multi-Asset Portfolio Class 1
12/31/05	8.00	0.06	0.70	0.76	(0.06)	—	—	(0.06)	8.70	9.49	40,566	1.38	(3)	0.68	(3)	210(4)
12/31/06	8.70	0.10	0.85	0.95	(0.14)	—	(0.05)	(0.19)	9.46	11.09	40,455	1.28	(3)	1.15	(3)	117
12/31/07	9.46	0.10	1.42	1.52	—	—	(0.83)	(0.83)	10.15	16.79	39,034	1.46	(3)	0.99	(3)	123
12/31/08	10.15	0.08	(2.80)	(2.72)	—	—	(1.64)	(1.64)	5.79	(29.46)	24,448	1.50	(3)	0.99	(3)	150
12/31/09	5.79	0.04	1.36	1.40	(0.40)	—	—	(0.40)	6.79	24.51	26,059	1.57	(3)	0.67	(3)	147
06/30/10(6)	6.79	0.02	(0.38)	(0.36)	—	—	—	—	6.43	(5.30)	22,421	1.48	(3)(7)	0.50	(3)(7)	50

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/05	12/31/06	12/31/07	12/31/08	12/31/09	06/30/10(6)(7)

Natural Resources Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	—%	0.00%
Natural Resources Portfolio Class 2	0.00	0.00	0.00	0.00	—	0.00
Natural Resources Portfolio Class 3	0.00	0.00	0.00	0.00	—	0.00
Multi-Asset Portfolio Class 1	0.01	0.01	0.00	0.00	0.00	0.00
Strategic Multi-Asset Portfolio Class 1	0.02	0.01	0.00	0.00	0.01	0.00

(4)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

2005

Multi-Asset Portfolio Class 1	69%
Strategic Multi-Asset Portfolio Class 1	210

(5)	Total return for each class was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions.

(6)	Unaudited

(7)	Annualized

See Notes to Financial Statements

ANCHOR SERIES TRUST

Supplement to the Prospectus Dated May 1, 2010

Effective May 28, 2010, in the section titled “ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS,” the disclosure with respect to the “Money Market Portfolio” is amended to reflect that the Portfolio may invest in illiquid securities up to 5% of its net assets (change from the previous limit of 10%).

Dated: June 1, 2010

THIS SUPPLEMENT IS NOT A PART OF THE SEMIANNUAL REPORT

ANCHOR SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust’s Portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Anchor Series Trust Portfolios voted proxies related to securities held in Anchor Series Trust Portfolios during the most recent twelve month period ended June 30 is available once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

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THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

G1112SAR.7 (R 8/10)

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
Included in Item 1 to the Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.
Item 11. Controls and Procedures.
(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust
By:	/s/ John T. Genoy
John T. Genoy
President
Date: September 3, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: September 3, 2010

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer
Date: September 3, 2010